As filed with the Securities and Exchange Commission on April 20, 2023

Registration No. 333-167182

Registration No. 811-02512

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 21	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE & ANNUITY Co

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2023 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

VOYA express RETIREMENT VARIABLE ANNUITY

A SINGLE PREMIUM DEFERRED INDIVIDUAL VARIABLE ANNUITY CONTRACT

issued by

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account B

This prospectus describes a single class of contracts, which is a single premium deferred individual variable annuity contract (the “Contract” or the “Contracts”) issued by Voya Retirement Insurance and Annuity Company (“VRIAC,” the “Company,” “we,” “us” and “our”) through its Variable Annuity Account B (the “Separate Account”). It is issued to you, the Contract Holder, to be used to rollover your interest in the employer sponsored retirement plan group variable annuity with a Similar Minimum Guaranteed Withdrawal Benefit (the “Group Contract”) into either a traditional Individual Retirement Annuity (“IRA”) under Tax Code Section 408(b) of the Internal Revenue Code of 1986, as amended (the “Tax Code”) or as a Roth IRA under Tax Code Section 408A.

Before you participate in the Contract through your retirement plan, you should read this prospectus. It provides facts about the Contract and its investment options. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. Plan sponsors (generally your employer) should read this prospectus to help determine if the Contract is appropriate for their plan.

_________________________________________________________________________________

If you are a new investor in the Contract,
you may cancel your Contract within 15 days of receiving it without paying fees or penalties.

In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Accumulation Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

_________________________________________________________________________________

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

Contract Prospectus Dated May 1, 2023

PRO.167182-23

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GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this prospectus.

Accumulation Value: The sum of the value of your investment in each available Subaccount.

Annuitant: The individual upon whose life the Minimum Guaranteed Withdrawal Benefits, Death Benefit and Annuity Payments are based.

Annuity Commencement Date: The date on which Annuity Payments commence.

Annuity Payments: Periodic Annuity Plan payments made by us to you or, subject to our consent, to a payee designated by you.

Annuity Plan: An option elected by you, or the contractually designated default option if none is elected, that determines the frequency, duration and amount of Annuity Payments.

Beneficiary: The individual or entity you select to receive the Death Benefit.

Business Day: Any day that the New York Stock Exchange (“NYSE”) is open for trading, exclusive of federal holidays, or any day the SEC requires that mutual funds be valued.

Cash Surrender Value: The amount you receive upon Surrender of the Contract, which equals the Accumulation Value minus any applicable charges.

Contract Anniversary: The same day and month each year as the Contract Date. If the Contract Date is February 29th, in non-leap years, the Contract Anniversary shall be March 1st.

Contract Date: The date on which the Contract is issued.

Contract Year: The period beginning on a Contract Anniversary (or, in the first Contract Year only, beginning on the Contract Date) and ending on the day preceding the next Contract Anniversary.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Death Benefit: The amount payable to the Beneficiary upon death of the Annuitant (1) prior to the Annuity Commencement Date and before the Contract enters Lifetime Automatic Periodic Benefit Status, or (2) while the Table 2 Annuity Plan is in effect and before the Contract enters Lifetime Automatic Periodic Benefit Status.

Excess Transfer: If more than one Subaccount is available for investment at any one time, any transfer between available Subaccounts after 12 transfers have occurred within any Contract Year.

Excess Transfer Charge: The charge we may access on each Excess Transfer.

Excess Withdrawal: Any Withdrawal taken before commencement of the Lifetime Withdrawal Phase or any Withdrawal in a Contract Year on or after the Lifetime Withdrawal Phase has begun that exceeds the then current Maximum Annual Withdrawal (MAW).

Fund: The mutual fund in which a Subaccount invests.

General Account: An account that holds the assets that support our general insurance, annuity and corporate obligations. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims of our creditors and the claims paying ability of the Company and our General Account.

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Good Order: Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

Joint and Survivor MGWB: The Minimum Guaranteed Withdrawal Benefit payable for the life of the Annuitant and the life of the Annuitant’s spouse (as defined under federal law).

Lifetime Automatic Periodic Benefit Status: A period during which we will pay you MGWB Periodic Payments.

Lifetime Withdrawal Eligibility Age: Age 62. The age of the Annuitant on or after which you may begin the Lifetime Withdrawal Phase.

Lifetime Withdrawal Phase: The period under the Minimum Guaranteed Withdrawal Benefit during which the Maximum Annual Withdrawal is calculated and available for Withdrawal. The Lifetime Withdrawal Phase begins on the date of the first Withdrawal on or after the date the Annuitant reaches age 62, the Lifetime Withdrawal Eligibility Age.

Maximum Annual Withdrawal or “MAW”: Based on the Annuitant’s age, the maximum amount available for Withdrawal from the Contract under the Minimum Guaranteed Withdrawal Benefit in any Contract Year without reducing the MGWB Base in future Contract Years.

MGWB Base: The factor that is used to calculate the MAW and the charge for the Minimum Guaranteed Withdrawal Benefit. The MGWB Base on the Contract Date will equal the Annuitant’s MGWB Base under the Group Contract that is rolled over into the Contract. The MGWB Base has no cash value.

MGWB Charge: The charge deducted from the Accumulation Value for the MGWB.

MGWB Periodic Payments: The payments that occur after the Contract enters the Lifetime Automatic Periodic Benefit Status.

Minimum Guaranteed Withdrawal Benefit or MGWB: The benefit available after the Annuitant reaches the Lifetime Withdrawal Eligibility Age that guarantees that the Annuitant (and the Annuitant’s spouse if a joint and Survivor MGWB has been elected) will have a pre-determined amount, the MAW, available for Withdrawals from the Contract each Contract Year, even if the Accumulation Value is reduced to zero (other than by Excess Withdrawal or Surrender).

Net Return Factor: The value that reflects: (1) the investment experience of a Fund in which a Subaccount invests; and (2) the charges assessed against that Subaccount during a Valuation Period.

Notice to You: Written notification mailed to your last known address. A different means of notification may also be used if you and we mutually agree. When action is required by you, the time frame and manner for response will be specified in the notice.

Owner: The individual (or entity) that is entitled to exercise the rights incident to ownership. The terms “you” or “your,” when used in this prospectus, refer to the Owner.

Premium: The single payment made by you to us to put the Contract into effect.

Proof of Death: The documentation we deem necessary to establish death, including, but not limited to: (1) a certified copy of a death certificate; (2) a certified copy of a statement of death from the attending physician; (3) a finding of a court of competent jurisdiction as to the cause of death; or (4) any other proof we deem in our discretion to be satisfactory to us.

Ratchet: An increase to the MGWB Base equal to the amount by which the Accumulation Value on the applicable Ratchet Date is greater than the MGWB Base on such Ratchet Date.

Ratchet Date: The applicable date on which the Ratchet is to occur.

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Right to Examine Period: The period of time during which you have the right to return the Contract for any reason, or no reason at all, and receive the amount described in the Right to Examine and Return the Contract section of this prospectus. Exercise of the Right to Examine will result in termination of the Contract, including the MGWB.

Separate Account: Variable Annuity Account B. The Separate Account is a segregated asset account that supports variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 and it also meets the definition of “Separate Account” under the federal securities laws.

Specially Designated Subaccount: A Subaccount that is used as a “holding” account or for administrative purposes. The Specially Designated Subaccount is designated by us and is currently the Voya Government Money Market Portfolio.

Subaccount: A division of the Separate Account that invests in a Fund.

Valuation Period: The time from the close of regular trading on the NYSE on one Business Day to the close of regular trading on the next succeeding Business Day.

Withdrawal: A transaction in which only a portion of the Cash Surrender Value is taken from the Contract.

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KEY INFORMATION

Important Information You Should Consider About the Contract

FEES AND EXPENSES

Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges

An Investor may be charged for transferring or reallocating an Accumulation Value among the investment options if more than one investment option is available.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	3.50%[1,2]	3.50%[1,2]
	Investment Option (Portfolio Company fees and expenses)	0.60%[3]	0.75%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $3,362	Highest Annual Cost Estimate: $3,362
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.	Assumes: • Investment of $100,000; • 5% annual appreciation; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.
See “FEE TABLE – Examples” and “CHARGES AND FES – Periodic Fees and Charges.”

[1]	As a percentage of Accumulation Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge of 1.50%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments; (2) the maximum annual maintenance fee of $80 may be assessed to cover a portion of our ongoing administrative expenses; and (3) a MGWB charge of 2.00% which is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each Subaccount. The current charge may be less than the maximum amount shown. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.

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RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

The Contract is not meant to be used to meet short-term financial goals and you should roll over your interest in the Group Contract only if the Contract’s MGWB, and other features and benefits are suitable for you. Do not roll over your interest in the Group Contract if you do not need the retirement income for life offered by the MGWB. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

RESTRICTIONS
Investments

•    Some Subaccounts may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•    While there is only one Subaccount currently available after the Right to Examine Period, we reserve the right to add additional Subaccounts in the future.

•    The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•    The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Right to Change the Separate Account and Subaccount Transfers.”

Optional Benefits	We may discontinue or restrict the availability of an optional benefit. See “DEATH BENEFIT.”
TAXES
Tax Implications

•    You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•    There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•    Withdrawals (including MGWB withdrawals) will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

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CONFLICTS OF INTEREST
Investment Professional Compensation

We may pay the broker-dealer for selling the Contract to you. Your broker-dealer also may have certain revenue sharing arrangements or pay its personnel more for selling the Contract than for selling other annuity contracts.

See “OTHER TOPICS – Contract Distribution.”

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of the Contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus, the related Statement of Additional Information (“SAI”), the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. Certain features and benefits may vary depending on the state in which your Contract is issued.

Purpose

The Contract described in this prospectus is a single premium deferred individual variable annuity contract with a Minimum Guaranteed Withdrawal Benefit. The Contract was issued to you to be used to rollover over your interest in the employer sponsored retirement plan group variable annuity with a similar minimum guaranteed withdrawal benefit (the “Group Contract”) into either a traditional Individual Retirement Annuity (“IRA”) under Tax Code Section 408(b) of the Internal Revenue Code of 1986, as amended (the “Tax Code”) or as a Roth IRA under Tax Code Section 408A.

The Contract was designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges (we do not impose a charge for early withdrawals) or tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in the Contract. For these reasons, you should not participate in this Contract if you are looking for a short-term investment.

Phases of Contract

The Contract has two phases: An Accumulation Phase and an Income Phase.

During the Accumulation Phase, your Contract’s value, which we refer to as the Accumulation Value can increase or decrease, based upon the performance of the underlying investment option(s) to which your Accumulation Value is allocated. Currently, unless otherwise required by state law, your Premium is allocated to the Voya Government Money Market Portfolio during the Right to Examine Period and then automatically reallocated to the Voya Retirement Moderate Portfolio. Different investment options may be available in the future.

Because earnings under the Contract are tax-deferred, you do not pay taxes on the earnings until the money is paid to you because of a Withdrawal (including Withdrawals under the MGWB), Annuity Payments or Surrender. Special rules apply to taxation of amounts invested in a Roth IRA.

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During the Income Phase, we begin to pay money to you. The Income Phase begins upon election of MAW payments under the MGWB or when you elect to begin receiving Annuity Payments.

The contract includes a minimum guaranteed withdrawal benefit, or MGWB, which generally provides, subject to certain restrictions and limitations, that we will guarantee MAW payments for the lifetime of the Annuitant in the case of a single life MGWB or for the life of the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB, even if these withdrawals deplete your Accumulation Value to zero. It is important to note that Excess Withdrawals will decrease the value of the MGWB and may, if applicable, result in the loss of the MGWB. This is more likely to occur if such withdrawals are made during periods of negative market activity. For more information about the MGWB, and how withdrawals can affect this benefit, see “Minimum Guaranteed Withdrawal Benefit.” While you are receiving MAW payments, your Accumulation Value can increase or decrease, based upon the performance of the underlying Fund(s) in which your Accumulation Value is allocated.

If you elect to begin receiving Annuity Payments instead of MAW payments, we use Accumulation Value of your contract to determine the amount of income you receive. Depending on the Annuity Plan you choose, you can receive payouts for life or for a specific period of time. You select the date the payouts start, which we refer to as the Annuity Commencement Date, and how often you receive them. See “Annuity Plans and Annuity Payments” for more information about Annuity Payments and Annuity Plans available to you.

The Variable Investment Options

The Contract currently offers one investment option after the Right to Examine Period. This option is a Subaccount of Variable Annuity Account B (the “Separate Account”), which invests in the Voya Retirement Moderate Portfolio. Unless required otherwise by state law, Premium will be allocated to the Subaccount that invests in the Voya Government Money Market Portfolio during the Right to Examine Period. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds. Additional information about each underlying Fund is set forth in the section of this prospectus called “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT.”

There is no guarantee that your Accumulation Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Accumulation Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

Right to Examine Period

You may return the Contract within 15 days of its receipt (or longer as required by state law). If so returned, unless otherwise required by law in the state in which the Contract was issued, we will promptly pay you the Accumulation Value plus any charges that we may have deducted. Where applicable, this amount may be more or less than the Premium paid, depending on the investment results of the Subaccount.

Contract Features

Death Benefit. Your Beneficiary may receive a death benefit in the event of your death during both the Accumulation and Income Phases (described above). The availability of a death benefit during the Income Phase depends upon the Income Phase annuity payment option selected. See “DEATH BENEFIT.”

Regular Withdrawals. You may take a regular withdrawal after your right to return the Contract has expired. See “SURRENDER AND WITHDRAWALS.”

Systematic Withdrawal. You can choose to receive automatic systematic withdrawal payments from the Accumulation Value, provided you are not making IRA withdrawals. See “SURRENDER AND WITHDRAWALS.”

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Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you paid at the time you purchased the Contract and will pay at the time you surrender or make withdrawals from the Contract or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Excessive Transfer Charge[4]	$50.00
Premium Tax[5]	0.00% to 3.5%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Annual Maintenance Fee[6]	$80.00
MGWB Charge[7] (as a percentage of the MGWB Base)	2.00%
Base Contract Expenses[8] (as a percentage of Accumulation Value)	3.50%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.60%	0.60%

[4]	This charge is assessed on each transfer between Subaccounts after 12 during a Contract Year (which we refer to as an Excess Transfer). Because only on Subaccount is currently available after the right to Examine Period this charge is currently not applicable.
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium Tax.”
[6]	The current charge may be less than the maximum amount shown.
[7]	This charge is for the MGWB and is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each subaccount. The current charge may be less than the maximum amount shown.
[8]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments.. See “CHARGES AND FEES - Periodic Fees and Charges.”
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See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Fund expenses.

The following examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example A: If you Surrender or annuitize your contract at the end of the applicable time period	1 Year	3 Years	5 Years	10 Years
	$4,180	$12,723	$21,400	$43,691

Example B: If you do not surrender your Contract	1 Year	3 Years	5 Years	10 Years
	$4,180	$12,723	$21,400	$43,691

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Accumulation Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

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THE COMPANY

The Company issues the Contracts described in this prospectus and is responsible for providing each Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor, the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency. For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the Separate Account, such assets are not chargeable with the liabilities of any other business that we conduct. Income gains or losses, whether or not realized, of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company. All guarantees and benefits provided under the Contract that are not related to the Separate Account, including payment of the MGWB Periodic Payments are subject to the claims of our creditors and the financial strength and claims paying ability of the Company and our General Account.

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Information regarding each underlying Fund, including: (1) its name; (2) its investment adviser and any subadviser; (3) current expenses; and (4) performance is available in APPENDIX A to this prospectus. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper or electronic copies of those prospectuses by contacting Customer Service at 1-800-584-6001.

THE INVESTMENT OPTIONS

The Contract currently offers one Variable Investment Option. We allocated initial Purchase Payments to the investment options you selected. Generally, you specified this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or the transfer of existing balances among investment options may be requested by contacting Customer Service at 1-800-584-6001, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there are currently no limitations on the number of investment options that can be selected.

We may add, withdraw or substitute investment options subject to the conditions in the Contract and in compliance with regulatory requirements.

The Variable Investment Options

These options are Subaccounts of the Separate Account. Each Subaccount invests directly in shares of a corresponding mutual Fund, and earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of its underlying Fund. You do not invest directly in or hold shares of the Funds.

Certain information about the Funds available through the Subaccounts of the Separate Account appears in APPENDIX A to this prospectus. Please also refer to the Fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge by contacting Customer Service, by accessing the SEC’s website or by contacting the SEC Public Reference Branch. More detailed information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K117. You can request this information as well as a paper copy at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the subaccounts invest, you will benefit from favorable investment experience but also bear the risk of poor investment performance.

Selection of Underlying Funds

The underlying Funds available through the Contracts described in this prospectus are determined by the Company. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K117, by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations under the Contracts. We have included certain of the Funds at least in part because they are managed or subadvised by our affiliates.

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We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Fund of Funds

The Voya Retirement Moderate Portfolio is structured as “Fund of Funds.” Funds structured as Fund of Funds may have higher fees and expenses than Funds that invest directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. This Fund is an affiliated Fund, and the underlying Funds in which it invests may be affiliated as well. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as subaccounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

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In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated Funds provide the Company with a financial incentive to offer affiliated Funds through the Contract rather than unaffiliated Funds.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Voting Rights

Each of the Subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each Subaccount as instructed by persons having a voting interest in the Subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the Separate Account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund in which that person invests through the Subaccounts. Additionally:

•	During the Accumulation Phase, the number of votes is equal to the portion of your Account Value invested in the Fund, divided by the Net Asset Value of one share of that Fund; and
•	During the Income Phase, the number of votes is equal to the portion of reserves set aside for the Contract’s share of the Fund, divided by the Net Asset Value of one share of that Fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the Separate Account.

Right to Change the Separate Account

We do not guarantee that each Fund will always be available for investment through the Contract. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to the single class of Contracts:

•	Offer additional Subaccounts that will invest in new Funds or Fund classes we find appropriate for contracts we issue;
•	Combine two or more Subaccounts;
•	Close Subaccounts. We will provide advance notice by a supplement to this prospectus if we close a Subaccount;
•	Substitute a new Fund for a Fund in which a Subaccount currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:
•	A Fund no longer suits the purposes of your Contract;
•	There is a change in laws or regulations;
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•	There is a change in the Fund’s investment objectives or restrictions;
•	The Fund is no longer available for investment; or
•	Another reason we deem a substitution is appropriate.
•	Stop selling the Contract;
•	Limit or eliminate any voting rights for the Separate Account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s) and/or shareholders.

We will provide you with written notice before we make any of these changes to the Subaccounts and/or Variable Annuity Account B that affect the Contracts.

Subaccount Transfers

Because there is only one Subaccount currently available after the Right to Examine Period, Subaccount transfers are not available. If in the future more than one Subaccount is available, you may transfer your Accumulation Value among the available Subaccounts, and we reserve the right to assess an Excess Transfer Charge for more than 12 transfers in a Contract Year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

CHARGES AND FEES

We deduct the following fees and expenses to compensate us for our costs, the services we provide, and the risks we assume under the Contracts. We incur costs for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Fees and expenses expressed as a percentage are rounded to the nearest hundredth of one percent. We expect to profit from the charges and may use the profits to finance the distribution of contracts. All current charges under the Contract will be determined and applied in a non-discriminatory manner.

You will pay certain fees and charges while you own the Contract, and these fees and charges will be deducted from your Accumulation Value. The amount of the fees and charges depend on your Accumulation Value (for the Mortality and Expense Risk Charge), your MGWB Base (for the MGWB Charge) and each underlying Fund’s fees and charges.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Excess Transfer Charge

Currently, only one investment option is available after the Right to Examine Period so an Excess Transfer charge cannot be incurred. If, however, additional investment options are available in the future, there is a maximum $50 charge for each transfer exceeding 12 during a Contract Year (which we refer to as an Excess Transfer).

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MGWB Charge

The maximum annual MGWB Charge is 2.00 % of the MGWB Base. The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your Contract. You may contact Customer Service for information about the current MGWB Charge. The MGWB charge is equal to the MGWB Base on the previous Business Day multiplied by the MGWB Charge and the sum of the daily accruals is deducted proportionally from the Accumulation Value in each Subaccount on each quarterly Contract Anniversary. This charge compensates us for the risk that the assumptions used in designing the MGWB prove inaccurate.

The charge for the MGWB will continue to be assessed until the Accumulation Value is reduced to zero, or until the MGWB is terminated. Deduction of the MGWB Charge will not result in termination of the Contract. The MGWB charge will be prorated in the event that:

•	The Contract (and therefore the MGWB) is terminated by Surrender.
•	The Accumulation Value is applied to an Annuity Plan described in Table 1.
•	The MGWB is terminated upon an impermissible ownership change.

Also, the MGWB will terminate upon the death of the Annuitant in the case of a single life MGWB or the lives of the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB (subject to the surviving spouse’s option to continue the Contract). Upon Proof of Death, any charges which are due but unpaid for any period the MGWB was active and in force prior to the date of death will be deducted, or any charges that have been deducted for any period of time after the date of death will be refunded

Periodic Fees and Charges

Annual Maintenance Fee

The maximum annual administrative charge of $80 may be assessed to cover a portion of our ongoing administrative expenses. The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your Contract. You may contact Customer Service for information about the current annual administrative charge. The charge is deducted from the Accumulation Value in each Subaccount (1) on each Contract Anniversary prior to the Annuity Commencement Date, (2) on the Annuity Commencement Date, (3) on each Contract Anniversary following the Annuity Commencement Date if you elect the Payments for Life with Surrender Right and Death Benefit Annuity Plan, and (4) at Surrender. We currently do not impose this charge and we guarantee not to impose this charge if at the time of deduction, the Accumulation Value is at least $100,000 or the Premium received was at least $100,000.

Mortality and Expense Risk Charge

The maximum annual mortality and expense risk charge is 1.50% of the Accumulation Value. The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your Contract. You may contact Customer Service for information about the current annual mortality and expense risk charge. The charge is deducted from the Accumulation Value in each Sub-Account on each Business Day. This charge compensates us for Death Benefit and age risks and the risk that expense charges will not cover actual expenses. If there are any profits from this charge, we may use them to finance the distribution of the Contracts.

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Fund Fees and Expenses

As shown in the prospectuses for the underlying Funds, each underlying Fund deducts management fees from the amounts allocated to it. In addition, each underlying Fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Furthermore, certain underlying Funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fees are deducted from the value of the underlying Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. For a more complete description of these fees and expenses, review each prospectus for the underlying Fund. You should evaluate the expenses associated with the underlying Fund(s) available through the Contract before making a decision to invest.

Premium and Other Taxes

In certain states, the Premium you pay for the Contract is subject to a premium tax. A premium tax is generally any tax or fee imposed or levied by any state government or political subdivision thereof on your Premium received by us. Currently, the premium tax ranges from zero to 3.5%, depending on your state of residence. We reserve the right to recoup the amount of any premium tax from the Accumulation Value if and when:

•	The premium tax is incurred by us; or
•	The Accumulation Value is applied to an Annuity Plan on the Annuity Commencement Date.

Unless you direct otherwise, a charge for any premium taxes will be deducted proportionally from the Accumulation Value. We reserve the right to change the amount we charge for the premium tax if you change your state of residence. We do not expect to incur any other tax liability attributable to the Contract.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the Separate Account. See “FEDERAL Tax Considerations.”

THE CONTRACT

The Contract is a single premium deferred individual variable annuity with a Minimum Guaranteed Withdrawal Benefit. The Contract will be used as a rollover vehicle for interests in an employer sponsored retirement plan group variable annuity contract, also issued by the Company and which also offers a similar minimum guaranteed withdrawal benefit (hereinafter referred to as the “Group Contract”). As a rollover vehicle, the single premium will equal the individual account value rolled from the retirement plan Group Contract and the Maximum Annual Withdrawal Percentage and the MGWB Base will also be equal to the same amounts in the retirement plan Group Contract. The Contract will be issued as either a traditional Individual Retirement Annuity (“IRA”) or as a Roth IRA, depending on the type of account being rolled into the Contract from the employer sponsored retirement plan Group Contract.

There is no minimum Premium amount, however, the minimum MGWB Base that may be rolled over into the Contract is $5,000. No additional premiums are allowed after acceptance of the single Premium.

You can use the Contract to preserve the MGWB and other accrued benefits from the retirement plan Group Contract following a distributable event (e.g., retirement, severance from employment, disability and death) under the Annuitant’s employer sponsored retirement plan. The Contract is not meant to be used to meet short-term financial goals and you should roll over your interest in the Group Contract only if the Contract’s MGWB, and other features and benefits are suitable for you. Do not roll over your interest in the Group Contract if you do not need the retirement income for life offered by the MGWB. When considering an investment in the Contract, you should consult with your investment adviser about your financial goals, investment time horizon and risk tolerance.

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Contract Ownership and Rights

Who Owns the Contract? The Contract is between you and us. You pay premium into your contract, which premium is rolled over from your retirement plan’s Group Contract, and we agree to make payments to you, starting upon election of MAW payments under the MGWB or when you elect to begin receiving Annuity Payments.

The Contract has an Accumulation Phase and an Income Phase.

During the Accumulation Phase, your contract’s value, which we refer to as the Accumulation Value can increase or decrease, based upon the performance of the underlying investment option(s) to which your Accumulation Value is allocated. Currently, unless otherwise required by state law, your Premium is allocated to the Voya Government Money Market Portfolio during the Right to Examine Period and then automatically reallocated to the Voya Retirement Moderate Portfolio. Different investment options may be available in the future.

Because earnings under the Contract are tax-deferred, you do not pay taxes on the earnings until the money is paid to you because of a Withdrawal (including Withdrawals under the MGWB), Annuity Payments or Surrender. Special rules apply to taxation of amounts invested in a Roth IRA.

During the Income Phase, we begin to pay money to you. The Income Phase begins upon election of MAW payments under the MGWB or when you elect to begin receiving Annuity Payments.

The Contract includes a minimum guaranteed withdrawal benefit, or MGWB, which generally provides, subject to certain restrictions and limitations, that we will guarantee MAW payments for the lifetime of the Annuitant in the case of a single life MGWB or for the life of the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB, even if these withdrawals deplete your Accumulation Value to zero. It is important to note that Excess Withdrawals will decrease the value of the MGWB and may, if applicable, result in the loss of the MGWB. This is more likely to occur if such withdrawals are made during periods of negative market activity. While you are receiving MAW payments, your Accumulation Value can increase or decrease, based upon the performance of the underlying Fund(s) in which your Accumulation Value is allocated.

If you elect to begin receiving Annuity Payments instead of MAW payments, we use Accumulation Value of your contract to determine the amount of income you receive. Depending on the Annuity Plan you choose, you can receive payouts for life or for a specific period of time. You select the date the payouts start, which we refer to as the Annuity Commencement Date, and how often you receive them.

What Happens if You Die? The Contract has a death benefit that pays money to your Beneficiary if the Annuitant dies. The death benefit is equal to the Accumulation Value.

Annuitant. The Annuitant is the individual upon whose life the Minimum Guaranteed Withdrawal Benefits, Death Benefit and Annuity Payments are based. If you do not designate the Annuitant, the Owner will be the Annuitant. The Annuitant must be a natural person, who is designated by you at the time the Contract is issued. The Annuitant must be the Owner, unless the Owner is a custodian that holds the Contract for the benefit of the Annuitant. The Annuitant cannot be changed while he or she is still living.

Beneficiary. The Beneficiary is the individual or entity designated by you to receive the Death Benefit. You may designate one or more primary Beneficiaries and contingent Beneficiaries. The Death Benefit will be paid to the primary Beneficiary. The Owner may designate a contingent Beneficiary, who will become the Beneficiary if all primary Beneficiaries die before the Annuitant. The Owner may also designate any Beneficiary to be an irrevocable Beneficiary. An irrevocable Beneficiary is a Beneficiary whose rights and interest under the Contract cannot be changed without the consent of such irrevocable Beneficiary.

Payment of the Death Benefit to the Beneficiary:

•	We pay the Death Benefit to the primary Beneficiary;
•	If all primary Beneficiaries die before the Annuitant, we pay the Death Benefit to any contingent Beneficiary, who shall take the place of, and be deemed to be, the primary Beneficiary;
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•	If the Annuitant dies (or the Annuitant’s spouse dies who has continued the Contract after the Annuitant’s death), is the Owner and there is no surviving Beneficiary or no Beneficiary is designated, we pay the Death Benefit to the Owner’s estate;
•	If the Owner is not a natural person and all Beneficiaries die or no Beneficiary has been designated before the Annuitant’s death (or the Annuitant’s spouse’s death who has continued the Contract after the Annuitant’s death), the Owner will be deemed to be the primary Beneficiary;
•	If a Joint and Survivor MGWB has been elected, the Annuitant’s spouse will be deemed to be the sole primary Beneficiary notwithstanding any other Beneficiary designation made; and
•	In the case of more than one Beneficiary, we will assume any Death Benefit is to be paid in equal shares to all primary Beneficiaries, unless you provide Notice to Us directing otherwise.

We will deem a Beneficiary to have predeceased the Annuitant if:

•	The Beneficiary died at the same time as the Annuitant;
•	The Beneficiary died within 24 hours after the Annuitant’s death; or
•	There is insufficient evidence to determine that the Beneficiary and Annuitant died other than at the same time.

The Beneficiary may decide how to receive the Death Benefit, subject to the distribution requirements under Section 72(s) of the Tax Code. You may restrict a Beneficiary’s right to elect an Annuity Plan or receive the Death Benefit in a single lump-sum payment.

Transfer of Ownership; Assignment

You may change the ownership of the Contract before the Annuity Commencement Date. Only the following ownership changes are allowed:

•	Continuation of the Contract by a Beneficiary who is the spouse (as defined under federal law) of the deceased Annuitant;
•	From one custodian to another for the benefit of the Annuitant;
•	From a custodian for the benefit of the Annuitant to the Annuitant;
•	From the Annuitant to a custodian for the benefit of the Annuitant;
•	Collateral assignments; and
•	Pursuant to a court order.

You have the right to change the Beneficiary unless you have designated such person as an irrevocable Beneficiary at any time prior to the Annuity Commencement Date. Unless you specify otherwise, a change of Beneficiary cancels any existing Beneficiary designations in the same class (primary or contingent).

Notice to Us is required for any change to the Owner or Beneficiary. Any such change will take effect as of the date Notice to Us is signed by the Owner, subject to any payment made or action taken by us before receiving such Notice to Us. A change of Owner likely has tax consequences.

The Accumulation Value

When we allocate your Premium to the Specially Designated Variable Subaccount as described above, we will convert it to accumulation units. We will divide the amount of the Premium allocated to a particular Subaccount by the value of an accumulation unit for the Subaccount to determine the number of accumulation units of the Subaccount to be held in the Separate Account with respect to your contract. Each Subaccount of Variable Annuity Account B has its own accumulation unit value. This value may increase or decrease from day to day based on the investment performance of the applicable underlying Fund. Shares in an underlying Fund are valued at their net asset value. The net investment results of each Subaccount vary with its investment performance.

On the Contract Date, the Accumulation Value in a Subaccount equals the Premium allocated to that Subaccount, less a charge for premium tax, if applicable. We calculate the Accumulation Value at the close of each Business Day thereafter as follows:

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•	Accumulation Value in each Subaccount at the close of the preceding Business Day; multiplied by
•	The Subaccount’s Net Return Factor for the current Valuation Period (see below); plus or minus
•	Any transfers to or from the Subaccount during the current Valuation Period; minus
•	Any Withdrawals from the Subaccount during the current Valuation Period; minus
•	The MGWB Charge, which is accrued daily and deducted quarterly, and applicable taxes, including any premium taxes, not previously deducted, allocated to the Subaccount.

A Subaccount’s Net Return Factor is an index number that reflects certain charges under the Contract and the investment performance of the Subaccount. The Net Return Factor is calculated for each Subaccount as follows:

•	The net asset value of the Fund in which the Subaccount invests at the close of the current Business Day; plus
•	The amount of any dividend or capital gains distribution declared for and reinvested in such Fund during the current Valuation Period; divided by
•	The net asset value of the Fund at the close of the preceding Business Day; minus
•	The daily charge (e.g., the Mortality and Expense Risk Charge) for each day in the current Valuation Period.

The General Account

All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

The following obligations under the Contract are funded by the General Account which supports our insurance and annuity obligations:

•	Amounts funding fixed Income Phase Payments;
•	Death benefit payments held in an interest bearing retained asset account; and
•	Where the amount of the death benefit exceeds the Accumulation Value.

Contract Modification

We may modify the Contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the Contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Taxes

How will payouts and withdrawals from my contract be taxed? The Contract is tax-deferred, which means you do not pay taxes on the Contract’s earnings until the money is paid to you. When you make a withdrawal (including MGWB withdrawals), you pay ordinary income tax on the accumulated earnings. Annuity Plan payments are taxed as annuity payments, which generally means that only a portion of each payment is taxed as ordinary income. You may pay a federal income tax penalty on earnings you withdraw before age 59½. Your contract may also be subject to a premium tax, which depends on your state of residency. See “FEDERAL TAX CONSIDERATIONS.”

Does buying an annuity contract in a retirement plan provide extra tax benefits? No. Buying an annuity contract within an IRA or other tax-deferred retirement plan doesn’t give you any extra tax benefits, because amounts contributed to such plans are already tax-deferred. Choose to purchase the Contract based on its other features and benefits as well as its risks and costs, not its tax benefits.

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MINIMUM GUARANTEED WITHDRAWAL BENEFIT

The MGWB guarantees an amount available for regular or systematic Withdrawals from the Contract each Contract Year once the Lifetime Withdrawal Phase begins (which is the date of your first Withdrawal on or after the Annuitant reaches age 62). We use the MGWB Base (which is adjusted as described below) as part of the calculation of the pre-determined amount the MGWB guarantees to be available for regular or systematic Withdrawals from the Contract each Contract Year (which we refer to as the Maximum Annual Withdrawal (“MAW”) amount). The guarantee continues when the MGWB enters Lifetime Automatic Periodic Benefit Status (which begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the MAW), at which time we will make periodic payments to you in an aggregate annual amount equal to the MAW until the Annuitant’s death in the case of a single life MGWB, or the deaths of both the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB. The MGWB Base is eligible for Ratchets (which are recalculations of the MGWB Base as described below), and is subject to adjustment for any Excess Withdrawals. The MGWB has an allowance for Withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The MGWB allows for spousal continuation if a Joint and Survivor MGWB has been elected.

The MGWB is an obligation of our General Account and payment of the benefit is dependent upon the financial strength and claims paying ability of the Company. Benefits and guarantees are subject to the certain conditions, limitations and restrictions and you should consider the risk that, depending on the market performance of your Accumulation Value and how long you live, the MGWB may not provide a benefit to you.

MGWB Base. The MGWB Base is a factor that is used to calculate the MAW and the MGWB Charges. On the Contract Date, the MGWB Base is set equal to the Annuitant’s MGWB Base under the retirement plan Group Contract rolled into the Contract. The MGWB Base under the Group Contract is based on the amount of contributions to the Group Contract by or on behalf of the Annuitant, the Annuitant’s individual account value each year under the Group Contract on the Annuitant’s birthday or the date of the Annuitant’s lifetime withdrawal phase election under the Group Contract and the amount of excess withdrawals, if any, by the Annuitant under the Group Contract. The MGWB Base may be increased by Ratchets and may decrease due to any Withdrawals. The MGWB has no cash value. You may contact Customer Service to determine your current MGWB Base at any time.

Withdrawals and Excess Withdrawals. A Withdrawal is a transaction in which only a portion of the Cash Surrender Value is taken from the Contract, and a Withdrawal is either an Excess Withdrawal or it is not. Deductions for fees and charges are not Withdrawals.

A Withdrawal that is not an Excess Withdrawal has no impact on the MGWB Base. On the other hand, a Withdrawal that is an Excess Withdrawal results in the reduction of the MGWB Base as described below.

An Excess Withdrawal is:

•	Any Withdrawal taken before the commencement of the Lifetime Withdrawal Phase; and
•	Any Withdrawal taken during a Contract Year on or after the Lifetime Withdrawal Phase has begun that exceeds the then current MAW amount.

An Excess Withdrawal will decrease the MGWB Base (and consequently the MAW) and may cause the MGWB to terminate. The MGWB terminating by an Excess Withdrawal is more likely to occur during periods of negative market activity. On the date that any Excess Withdrawal occurs, we will apply an immediate pro rata reduction to the MGWB Base. The proportion of any such reduction will equal:

A
{B – (C – A)}

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Where:

•	A is the amount of the Excess Withdrawal;
•	B is the Accumulation Value immediately prior to the Withdrawal; and
•	C is the total amount of the current Withdrawal.

A pro rata reduction of the MGWB Base means that the MGWB Base will be reduced in the same proportion as the Accumulation Value is reduced by the portion of the Withdrawal that is considered an Excess Withdrawal, (rather than the total amount of the Withdrawal).

The amount of the MGWB Base after an Excess Withdrawal will equal:

(1 – D) * E

Where:

•	D is the proportion of the reduction of the MGWB Base (determined under the formula above); and
•	E is the MGWB Base before the Excess Withdrawal.

Example:

Assume a contract before the Lifetime Withdrawal Phase begins has an Accumulation Value of $90,000, an MGWB Base of $100,000, and there is no MAW amount because the Annuitant is not yet age 62. If a Withdrawal is taken the entire amount of the Withdrawal is considered an Excess Withdrawal because it occurred before commencement of the Lifetime Withdrawal Phase. If the withdrawal was for $3,000, the MGWB Base will be reduced by 3.33% = ($3,000/{$90,000 - ($3,000 – $3,000)} to $96,667 = ((1 - 3.33%) * $100,000).

Accumulation Value	Withdrawal	Total Withdrawals	Maximum Annual Withdrawal	Excess Withdrawal	MGWB Base
$90,000			n/a		$100,000
	$3,000	$3,000		$3,000
$87,000			n/a		$96,667

In addition to the MGWB Base, an Excess Withdrawal that occurs after the Lifetime Withdrawal Phase begins will also cause the MAW to be recalculated. The adjustment to the MGWB Base and consequently the MAW is based on the amount by which the total Withdrawals in the Contract Year exceed the MAW.

Example:

Assume a contract after the Lifetime Withdrawal Phase begins has an Accumulation Value of $53,000, an MGWB Base of $100,000, and a MAW amount of $5,000. Also assume that three Withdrawals are taken within the same Contract Year ($3,000, $1,500 and $1,700). The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the $5,000 MAW amount. With the third Withdrawal of $1,700, however, the total Withdrawals in that Contract Year exceeds the MAW by $1,200 ($6,200 - $5,000). Consequently, the third Withdrawal of $1,700 results in adjustments to the MGWB Base and the MAW is based on $1,200, which is the amount by which the total Withdrawals in the Contract Year exceed the MAW. The MGWB Base will be reduced by 2.50% = ($1,200/{$48,500 – ($1,700 - $1,200)} to $97,500 = ((1 - 2.50%) * $100,000). The MAW is also reduced by 2.50% to $4,875 = ((1 - 2.50%) * $5,000).

Accumulation Value	Withdrawal	Total Withdrawals	Maximum Annual Withdrawal	Excess Withdrawal	MGWB Base
$53,000			$5,000		$100,000
	$3,000	$3,000		n/a
$50,000			$5,000		$100,000
	$1,500	$4,500		n/a
$48,500			$5,000		$100,000
	$1,700	$6,200		$1,200
$46,800			$4,875		$97,500
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IMPORTANT NOTE: An Excess Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal, the Contract Date is more than 24 months in the past (36 months for contracts issued in New York) and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500 ($5,000 for contracts issued in New York).

Ratchets

The MGWB Base is recalculated on each Ratchet Date, meaning each Contract Anniversary before the Lifetime Automatic Benefit Status begins and the day the Lifetime Withdrawal Phase begins, to equal the greater of the current value of:

•	The MGWB Base; and
•	The Accumulation Value.

We call each such recalculation a Ratchet. If the Accumulation Value on the applicable Ratchet Date is equal to or less than the MGWB Base on such Ratchet Date, the amount of the MGWB Base remains unchanged. If the Accumulation Value on the applicable Ratchet Date is equal to or greater than the MGWB Base on such Ratchet Date, the amount of the MGWB Base is increased to equal the Accumulation Value.

If a Ratchet is scheduled to occur on a non-Business Day, the determination of whether a Ratchet will occur will take place on the next Business Day, calculated using the Accumulation Value as of the end of that Business Day, prior to the processing of any transactions.

Lifetime Withdrawal Phase

The Lifetime Withdrawal Phase is the period during which the MAW is available for Withdrawal in any Contract Year without reducing the MGWB Base in the future Contract Years. The Lifetime Withdrawal Phase begins on the date of your first Withdrawal when the Annuitant is age 62 (which we refer to as the Lifetime Withdrawal Eligibility Age). On the date the Lifetime Withdrawal Phase begins, a Ratchet occurs and the MGWB Base is recalculated to equal the greater of the current value of:

•	The MGWB Base; and
•	The Accumulation Value on the previous Business Day.

Once begun, the Lifetime Withdrawal Phase will continue until the earliest of:

•	The date the Contract is Surrendered or otherwise terminated;
•	The date of the Annuitant’s death in the case of single life MGWB, or the later of the date of the Annuitant’s death and the Annuitant’s spouse’s death in the case of a Joint and Survivor MGWB;
•	The Annuity Commencement Date, unless you elect the Payments under the Table 2 Annuity Plan for a Roth IRA contract
•	The date the Accumulation Value is reduced to zero by an Excess Withdrawal; and
•	The date the Lifetime Automatic Periodic Benefit Status begins.

Maximum Annual Withdrawal (“MAW”)

The MAW is the maximum amount available for regular or systematic Withdrawals from the Contract under the MGWB in any Contract Year without reducing the MGWB Base. The amount of the MAW is first calculated on the date the Lifetime Withdrawal Phase begins. The MAW equals the MGWB Base multiplied by the MAW percentage. The MAW percentage is equal to the Annuitant’s MAW percentage under the retirement plan Group Contract rolled into the Contract. Under the Group Contract, the MAW percentage is equal to the dollar weighted average of the withdrawal rates associated with contributions to the Group Contract by the Annuitant. The MAW percentage will not change for the life of the Contract even though the MGWB Base may change.

The MAW is recalculated whenever the MGWB Base is recalculated, and the amount of the MAW will increase if the MGWB Base is increased through Ratchets. The amount of the MAW will decrease if the MGWB Base is decreased because of Excess Withdrawals. The amount of the MAW will not be reduced by any negative market performance attributable to the Subaccount(s) in which your Accumulation Value is allocated.

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The MAW is the maximum amount available for regular or systematic Withdrawals from the Contract under the MGWB in any Contract Year without reducing the MGWB Base. The amount of the MAW is first calculated on the date the Lifetime Withdrawal Phase begins. The MAW equals the MGWB Base multiplied by the MAW percentage. The MAW percentage is equal to the Annuitant’s MAW percentage under the retirement plan Group Contract rolled into the Contract. Under the Group Contract, the MAW

The MAW amount will be paid in monthly installments unless some other frequency of payment is requested and agreed to by us, and the frequency of MAW installments within a Contract Year may be changed subject to our approval. If a MAW installment is less than $100, we reserve the right to adjust the frequency so that the installment will be at least $100.

Adjustment to the MAW When Payments Begin before or after Age 65. The MAW is subject to downward or upward adjustment when the Lifetime Withdrawal Phase is elected at an age that is earlier or later than age 65, the assumed lifetime withdrawal commencement age. The adjustment factors for early and for deferred Lifetime Withdrawal commencements are as follows:

Early Lifetime Withdrawal Commencement:	The MAW is reduced to: • 95% when starting at age 64 • 90% when starting at age 63 • 85% when starting at age 62
Deferred Lifetime Withdrawal Commencement:	The MAW is increased to: • 102% when starting at age 66 • 104% when starting at age 67 • 106% when starting at age 68 • 108% when starting at age 69 • 110% when starting at age 70 or older

Adjustment to the MAW for Joint and Survivor MGWB. In the case of a Joint and Survivor MGWB, the MAW is subject to further downward adjustment by the Joint and Survivor Equivalency Factors shown in Appendix 1 to this Prospectus. The ages of the Annuitant and the Annuitant’s spouse at the time the Contract enters the Lifetime Withdrawal Phase will be used when making this adjustment. If the Annuitant or the Annuitant’s spouse is not alive when the Contract enters the Lifetime Withdrawal Phase, we will use the age that the Annuitant or Annuitant’s spouse, as applicable, would have been had he or she still been living when making this adjustment. If the Annuitant dies before he or she attains the Lifetime Withdrawal Eligibility Age, the Lifetime Withdrawal Eligibility Age and any adjustment to the MAW because of Early or Deferred Lifetime Withdrawal Eligibility for the Annuitant’s spouse will continue to be based on the age of the Annuitant (had he or she remained alive) and not the age of the surviving spouse.

See Appendix I for an example of how the Joint and Survivor Equivalency Factors are used to adjust the MAW. This example illustrates that when making adjustments to the MAW, an adjustment because of any Early or Deferred Lifetime Withdrawal Commencement is made first, and then adjustment for an election of the Joint and Survivor MGWB, if applicable, is made.

Adjustment to the MAW During the First Contract Year. If the Annuitant was receiving MAW payments under the retirement plan Group Contract at the time that the Annuitant rolled their interest in that Group Contract into the Contract, then the first Contract Year MAW payments under the Contract will be adjusted to take into account the MAW payments received under the retirement plan Group Contract during the withdrawal year in which the rollover occurred. The amount of the first Contract Year MAW payments under the Contract in this circumstance will equal the sum of MAW payments remaining for the withdrawal year under the retirement plan Group Contract at the time of the rollover, plus the pro-rata portion of the full MAW amount for the first Contract Year under the Contract. The pro-rata portion will be based on the period of time from the Annuitant’s birthday in the first Contract Year to the first Contract Anniversary.

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Example:

Assume the Annuitant was receiving monthly $1,000 MAW payments under the retirement plan Group Contract ($12,000 per year). Also assume that the withdrawal year under the Group Contract (which is from birthday to birthday) is from June 1 to May 31. If the rollover occurs on October 15, the Annuitant would have received $5,000 in MAW payments under the Group Contract (five monthly $1,000 payments from June to October) with $7,000 remaining ($12,000 - $5,000). In these circumstances the first Contract Year MAW under the Contract following the rollover is equal to the sum of (a) and (b), where:

(a)	$7,000 (the remaining MAW amount under the Group Contract); and
(b)	$4,471.23 (the full first Contract Year MAW amount under the Contract ($12,000), prorated for the period between the Annuitant’s next birthday (June 1st) and the first Contract Anniversary (October 15th) (136 (the number of days from June 1st to October 15th)/365 * $12,000 = $4,471.23).

Consequently, the total MAW for the first Contract Year under the Contract is $11,471.23 ($7,000 + $4,471.23), which is less than the full MAW amount. Assuming no Excess Withdrawals, the full MAW amount of $12,000 will be available beginning in the second Contract Year.

Required Minimum Distributions

Except as noted below for a Joint and Survivor MGWB, for purposes of the MGWB we do not deem Withdrawals that exceed the Maximum Annual Withdrawal to be Excess Withdrawals if such Withdrawals relate to a contract subject to the Required Minimum Distribution rules of the Tax Code. You will be entitled to receive the amount by which the Required Minimum Distribution applicable to the Contract for a calendar year exceeds the Maximum Annual Withdrawal without causing a pro rata adjustment to the MGWB Base and Maximum Annual Withdrawal. We refer to this amount as the Additional Withdrawal Amount.

Example:

If your Required Minimum Distribution for the current calendar year is $6,000, and the Maximum Annual Withdrawal is $5,000, then you will be entitled to receive an Additional Withdrawal Amount of $1,000 ($6,000 - $5,000).

The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January to equal the portion of the Required Minimum Distribution for that calendar year that exceeds the MAW on the determination date.

If you are entitled to an Additional Withdrawal Amount, once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the amount of any additional Withdrawals will reduce the Additional Withdrawal Amount for the current calendar year and, and if such additional Withdrawals do not exceed the Additional Withdrawal Amount, they will not constitute Excess Withdrawals.

Example:

If the Required Minimum Distribution for the current calendar year is $6,000, and the Maximum Annual Withdrawal is $5,000, the Additional Withdrawal Amount equals $1,000 ($6,000 - $5,000). The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal. Although the next Withdrawal of $1,500 exceeds the Maximum Annual Withdrawal by $1,000, this amount is equal to the Additional Withdrawal Amount. Because the Additional Withdrawal Amount is not deemed to be an Excess Withdrawal, there would be no pro rata adjustment to the MGWB Base and Maximum Annual Withdrawal.

Any unused amount of the Additional Withdrawal Amount from one calendar year may be carried over to the next calendar year and is available through the end of that latter year, at which time any amount remaining will expire. Once you have taken the MAW for the current Contract Year, the dollar amount of any additional Withdrawals will first count against and reduce any unused Additional Withdrawal Amount from the previous calendar year, followed by any Additional Withdrawal Amount for the current calendar year.

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Example:

Assume the most recent Contract Anniversary was July 1, 2023 and the Maximum Annual Withdrawal is $5,000. Also assume the Required Minimum Distributions for 2024 and 2025 are $6,000 and $5,000, respectively. Between July 1, 2023 and December 2023, a Withdrawal is taken that exhausts the Maximum Annual Withdrawal. On January 1, 2024, the Additional Withdrawal Amount for the current calendar year equals $1,000 ($6,000 - $5,000). (Note: Although the MAW has been exhausted, it is still used to calculate the Additional Withdrawal Amount.) No additional Withdrawals occur in 2024. On January 1, 2025, the Additional Withdrawal Amount for the current calendar year equals zero ($5,000 - $5,000). However, the Additional Withdrawal Amount calculated for 2024 would still be available for Withdrawal until December 31, 2025.

Withdrawals that exceed the amount of the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts will be deemed to be Excess Withdrawals that will cause a pro rata reduction of the MGWB Base, and therefore, a recalculation of the amount of the Maximum Annual Withdrawal.

Example:

Under a contract with an Accumulation Value of $53,000, assume the MGWB Base is $100,000, the Maximum Annual Withdrawal is $5,000 and the Required Minimum Distribution for the current calendar year is $6,000. The Additional Withdrawal amount equals $1,000 ($6,000 - $5,000). The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal. The next Withdrawal of $3,500 exceeds the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount. Although the current Withdrawal is $3,500, the adjustment to the MGWB Base and the Maximum Annual Withdrawal is based on $2,000, which is the amount by which the total Withdrawals in the Contract Year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount. The MGWB Base will be reduced by 4.26% = ($2,000/ {$48,500 – ($3,500 - $2,000)} to $95,745 = ((1 - 4.26%) * $100,000)*. The Maximum Annual Withdrawal is also reduced by 4.26% to $4,787 = ((1 - 4.26%) * $5,000).1

Accumulation Value	Withdrawal	Total Withdrawals	Maximum Annual Withdrawal	Excess Withdrawal	MGWB Base
$53,000			$5,000		$100,000
	$3,000	$3,000		n/a
$50,000			$5,000		$100,000
	$1,500	$4,500		n/a
$48,500			$5,000		$100,000
	$3,500	$8,000		$2,000
$45,000			$4,787		$95,745

[1]	Figures have been rounded for purposes of this example.

The Additional Withdrawal Amount is not subject to any adjustment in the event that the Maximum Annual Withdrawal is recalculated during a Contract Year because of an Excess Withdrawal. There is also no adjustment to the Additional Withdrawal Amount during a Contract Year when a surviving spouse continues the MGWB.

Joint and Survivor MGWB. An Additional Withdrawal Amount is not available in the case of a Joint and Survivor MGWB where the Annuitant has pre-deceased his/her spouse before reaching age 62, the Lifetime Withdrawal Eligibility Age, and the surviving spouse as the sole Designated Beneficiary must take Required Minimum Distributions based upon his/her age. Consequently, Withdrawals taken from the Contract for the deceased Annuitant’s surviving spouse to satisfy the Required Minimum Distribution rules that exceed the MAW for a specific Contract Year will be deemed Excess Withdrawals in that Contract Year and no Additional Withdrawal Amount is available. Once the Annuitant would have reached age 62, the Lifetime Withdrawal Eligibility Age (if he or she were still living), withdrawals taken from the Contract for the surviving spouse to satisfy the Required Minimum Distribution rules that exceed the MAW available under the Contract for a specific Contract Year will be Additional Withdrawal Amounts and not be deemed Excess Withdrawals in that Contract Year, subject to the provisions described above.

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Lifetime Automatic Periodic Benefit Status

Lifetime Automatic Periodic Benefit Status only begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the Maximum Annual Withdrawal and not by an Excess Withdrawal (or Surrender of the Contract). An Excess Withdrawal that causes your Accumulation Value to be reduced to zero will terminate the MGWB. Moreover, any Excess Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal the Contract has been in force for more than 24 months (36 months for contracts issued in New York) and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500 ($5,000 for contracts issued in New York).

During Lifetime Automatic Periodic Benefit Status, because there is no Accumulation Value you are not entitled to make Withdrawals; instead, we will make periodic payments to you, which over the course of a Contract Year, will, in the aggregate, equal the MAW. We refer to these payments as MGWB Periodic Payments. MGWB Periodic Payments will begin on the first Contract Anniversary after the date the MGWB enters Lifetime Periodic Benefit Status and will continue to be paid annually for each Contract Year thereafter until the Annuitant dies (in the case of a single life MGWB) or until the later of the Annuitant’s or the Annuitant’s spouse’s death (in the case of a Joint and Survivor MGWB). When Lifetime Automatic Periodic Benefit Status begins, if your Withdrawals are less than the Maximum Annual Withdrawal for that Contract Year, we will pay you the difference. MGWB Periodic Payments will be paid in annual installments unless some other frequency of payment is requested and agreed to by us, and the frequency of MGWB Periodic Payment installments within a Contract Year may be changed subject to our approval. If a MGWB Periodic Payment installment is less than $100, we reserve the right to adjust the frequency so that the installment will be at least $100.

During Lifetime Automatic Periodic Benefit Status:

•	The dollar amount of the MGWB Periodic Payments will be the same for the remaining life of the Annuitant (in the case of a single life MGWB) or the remaining lives of the Annuitant and the Annuitant’s spouse’s (in the case of a Joint and Survivor MGWB); and
•	The Contract will provide no further benefits other than as provided in connection with the Minimum Guaranteed Withdrawal Benefit.

The Owner or, if applicable, the Owner’s estate is obligated to return any MGWB Periodic Payments made after the Annuitant’s and the Annuitant’s spouse, as applicable, death but before we receive Notice to Us of the death(s).

If you have previously elected to receive systematic Withdrawals that entitle you to receive either a fixed dollar amount or an amount based upon a percentage of the Accumulation Value from your contract, which amount is paid to you on a monthly, quarterly or annual basis, the MGWB Periodic Payments once Lifetime Automatic Periodic Benefit Status begins will be made at the same frequency and on the same dates as previously set up, provided the payments were being made monthly or quarterly. If the payments were being made annually, then the MGWB Periodic Payments will be made on the next business day following each Contract Anniversary. The amount of the MGWB Periodic Payments in each Contract Year will equal the amount of the Maximum Annual Withdrawal.

In the event that the Accumulation Value is reduced to zero before the Lifetime Withdrawal Phase begins, MGWB Periodic Payments will be deferred until the Contract Anniversary on or after the Annuitant reaches age 62.

Death of the Annuitant and Spousal Continuation of the MGWB

The Contract permits a sole primary Beneficiary who is the spouse of the deceased Annuitant to elect to receive payment of the death benefit or continue the Contract. The surviving spouse as Beneficiary (or deemed Beneficiary) has the option, but is not required to continue the Contract. Except as described below, the spouse’s right to continue the Contract is limited by our use of the definition of “spouse” under federal law, which refers only to a person of the opposite sex who is a husband or a wife.

When the Annuitant dies, the treatment of the MGWB upon spousal continuation depends on whether a single life MGWB or a Joint and Survivor MGWB was elected when the Annuitant’s interest in their retirement plan Group Contract was rolled into the Contract. The MGWB terminates upon the death of the Annuitant, unless a Joint and Survivor MGWB was elected when the Annuitant’s interest in their retirement plan Group Contract was rolled into the Contract and the Annuitant’s spouse, as the sole primary Beneficiary, chooses to continue the Contract. See Death Benefit – Spousal Beneficiary Contract Continuation for more information.

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Other Events that Terminate the MGWB

In addition to the MGWB terminating upon the Annuitant’s death, subject to the surviving spouse’s option to continue the Contract as described above, the MGWB terminates in the event that:

•	The Contract is terminated by Surrender; and
•	The Accumulation Value is applied to an Annuity Plan described in Table 1.

If the MGWB is terminated, the charge for the MGWB will be prorated. Prorated charges will be deducted at the time the MGWB is terminated.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Accumulation Value Death Benefit	Pays a death benefit equal to the Accumulation Value.	Standard	No additional fee for this death benefit.	There is no death benefit once the Owner decides to begin receiving Annuity Payments, except under Annuity Plans for a Roth IRA.
Minimum Guaranteed Withdrawal Benefit	Allows you to receive regular or systematic withdrawals from the Contract each Contract Year once the Lifetime Withdrawal Phase begins.	Standard	2.00% is charged and is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each Subaccount.	The Lifetime Withdrawal Phase is the date of your first withdrawal on or after the Annuitant reaches age 62.

DEATH BENEFIT

The Contract provides for a Death Benefit equal to the Accumulation Value. The Death Benefit is calculated as of the date Customer Service receives Proof of Death of the Annuitant. Subject to state law, the Death Benefit is payable upon our receipt of Proof of Death and all required claim forms, provided that the Accumulation Value of the Contract has not been applied to an Annuity Plan.

The Death Benefit is still payable after the Annuity Commencement Date under the Table 2 Annuity Plan.

Proof of Death is the documentation we deem necessary to establish death, including, but not limited to:

•	A certified copy of a death certificate;
•	A certified copy of a statement of death from the attending physician;
•	A finding of a court of competent jurisdiction as to the cause of death; or
•	Any other proof we deem in our sole discretion to be satisfactory to us.

We will calculate the Death Benefit on the Business Day we receive Proof of Death. Once we have received satisfactory Proof of Death and all required documentation necessary to process a claim, we will pay the Death Benefit within 7 days of such date. Only one Death Benefit is payable under the Contract. The Death Benefit will be paid to the named Beneficiary. The Contract Owner may restrict how the Beneficiary is to receive the Death Benefit (e.g., by requiring a lump-sum payment, installment payments or that any amount be applied to an Annuity Plan).

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Spousal Beneficiary Contract Continuation

In the case of a single life MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date, the Contract is not in Lifetime Automatic Periodic Benefit Status and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value) the surviving spouse may choose to continue the Contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code. In this situation the following will apply:

•	The surviving spouse will become the Annuitant;
•	The age of the surviving spouse will be used as the Owner’s age under the continued contract;
•	The MGWB will terminate and may not be continued; and
•	At the subsequent death of the new Owner/Annuitant (i.e., the surviving spouse), the Death Benefit must be distributed as required for non-spousal Beneficiaries described below, after which, the continued contract will terminate.

Because the MGWB will terminate in this situation, a surviving spouse should carefully consider the value of other benefits offered through the Contract (i.e., systematic withdrawals and Annuity Plan payments) when choosing whether it is appropriate in their particular circumstances to continue the Contract rather than receive the Death Benefit.

In the case of a Joint and Survivor MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value), the surviving spouse may choose to continue the Contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code. In this situation the following will apply:

•	The surviving spouse will become the Annuitant;
•	On the day the Contract is continued, the MGWB Base will be set equal to the MGWB Base existing at the time of the deceased Annuitant’s death, reduced pro rata for any Withdrawals taken since the deceased Annuitant’s death;
•	Any Withdrawals taken in the Contract Year in which the Contract is continued will be included in determining whether any Excess Withdrawals have been taken in that Contract Year as well as used in calculating any pro rata reductions of the MGWB Base;
•	On the day the Contract is continued, the MAW Percentage will be set equal to the MAW Percentage existing at the time of the deceased Annuitant’s death;
•	If the Lifetime Withdrawal Phase has not yet begun, eligibility to enter the Lifetime Withdrawal Phase will continue to be based on the deceased Annuitant’s age (as if he or she were still living); and
•	If the Lifetime Withdrawal Phase has not yet begun, the applicable MAW Percentage will continue to be based on the deceased Annuitant’s age (as if he or she were still living) and the continuing spouse’s age at the time the Lifetime Withdrawal Phase begins.

If the deceased Annuitant’s spouse does not choose to continue the Contract, the Minimum Guaranteed Withdrawal Benefit will terminate and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries. If the deceased Annuitant’s spouse has attained age 90 on the date of the Annuitant’s death, the deceased Annuitant’s spouse may not choose to continue the Contract and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries.

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary

Subject to any payment restrictions imposed by the Owner, the Beneficiary may receive the Death Benefit in one lump sum or installments, provided the Death Benefit is distributed to the Beneficiary within five years of the Owner’s death. The Beneficiary has until 1 year after the Owner’s death to decide to apply the Death Benefit to an Annuity Plan. If the Death Benefit is applied to an Annuity Plan, the Beneficiary will be deemed to be the Annuitant, and the Annuity Payments must:

•	Be distributed in substantially equal installments over the life of such Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary; and
•	Begin no later than 1 year after the Owner’s date of death.
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If we do not receive a request to apply the Death Benefit to an Annuity Plan, we will make a single sum distribution to the Beneficiary. Subject to state law conditions and requirements, the payment may generally be made into an interest bearing retained asset account, backed by our General Account, which can be accessed by the Beneficiary through a draftbook feature. This account is not insured or guaranteed by the FDIC or any other government entity. The Beneficiary may access the Death Benefit proceeds at any time without penalty. For information on required distributions under federal income tax laws, see “Required Distributions Upon Death (IRAs and Roth IRAs)” below. Interest earned on amounts held in the interest bearing account may be less than interest paid on other settlement options, as we seek to make a profit on such interest bearing accounts. You may be able to earn a better return elsewhere. At the time of death benefit election, the Beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Beneficiary may elect to receive the Death Benefit in payments over a period of time based on his or her life expectancy. These payments are sometimes referred to as stretch payments. Stretch payments for each calendar year will vary in amount because they are based on the Accumulation Value and the Beneficiary’s remaining life expectancy. The first stretch payment must be made by the first anniversary of the Owner’s date of death. Each succeeding stretch payment is required to be made by December 31st of each calendar year. Stretch payments are subject to the same conditions and limitations as Systematic Withdrawals. The rules for, and tax consequences of, stretch payments are complex and contain conditions and exceptions not covered in this prospectus. You should consult a tax adviser for advice about the effect of federal income tax laws, state laws or other tax laws affecting the Contract, or any transactions involving the Contract.

Death Benefit Once Annuity Payments Have Begun

There is no Death Benefit once the Owner decides to begin receiving Annuity Payments, except under the Table 2 Annuity Plan for a Roth IRA (see below). In the event that the Annuitant dies before all guaranteed Annuity Payments have been made pursuant to any applicable Annuity Plan, we will continue to make the Annuity Payments until all such guaranteed payments have been made. The Annuity Payments will be paid to the Beneficiary according to the Annuity Plan at least as frequently as before the death of the Owner or Annuitant, as applicable.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

ANNUITY PLANS AND ANNUITY PAYMENTS

Annuity Payments

Annuity Payments are periodic payments under an Annuity Plan made by us to you, or subject to our consent in the event the payee is not a natural person, to a payee designated by you. Annuity Payments will be made to the Owner unless you provide Notice to Us directing otherwise. Any change in payee will take effect as of the date we receive Notice to Us.

Annuity Commencement Date

Annuity Payments may be elected as long as the Annuitant is then living. You can apply the Accumulation Value to an Annuity Plan on any date following the first Contract Anniversary. We refer to the date on which Annuity Payments commence as the Annuity Commencement Date.

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The Annuity Commencement Date can be no later than the January 1st on or next following the Annuitant’s 90th birthday (which date we refer to as the “Maximum Annuity Commencement Date”), unless we agree to a later date. If you do not select a date, the Annuity Commencement Date will be the Maximum Annuity Commencement Date.

The Annuity Plans

You may elect one of the fixed Annuity Plans described in Table 1 or Table 2 below. In addition, you may elect another Annuity Plan we may be offering 30 days prior to the Annuity Commencement Date, the latest date by which you must provide your election. You may change Annuity Plans at any time before the Annuity Commencement Date by providing at least 30 days prior Notice to Us. The Annuity Plan may not be changed once Annuity Payments begin.

TABLE 1: On or Before the Maximum Annuity Commencement Date

Payments for a Period Certain

•    Annuity Payments are fixed and made in equal installments for a fixed number of years. The number of years cannot be less than 10 or more than 30, unless otherwise required by applicable law.

Payments for Life with a Period Certain

•    Annuity Payments are fixed and made for a fixed number of years and as long thereafter as the Annuitant is living. The number of years cannot be less than 10 or more than 30, unless otherwise required by applicable law.

Life Only Payments • Annuity Payments are fixed and made for as long as the Annuitant is living.
Joint and Last Survivor Life Payments • Annuity Payments are fixed and made for as long as either of two Annuitants is living.

TABLE 2: ONLY on the Maximum Annuity Commencement Date

Payments for Life with Surrender Right and Death Benefit

•    If your contract is a Roth IRA contract, Annuity Payments will vary and are made for as long as the Annuitant is living.

•    IMPORTANT NOTE: This Annuity Plan is designated as the default Annuity Plan under your Roth IRA contract if you do not elect another Annuity Plan.

Automatic Required Minimum Distribution Option

•    If your contract is a traditional IRA contract, Annuity Payments will vary and are made for as long as the Annuitant is living.

•    IMPORTANT NOTE: This Annuity Plan is designated as the default Annuity Plan under your IRA contract if you do not elect another Annuity Plan.

Annuity Plan Comparison Chart
Table 1					Table 2
Key: ✓ = permitted ✗ = not permitted	Payments for a Period Certain	Payments for Life with a Period Certain	Life Only Payments	Joint and Last Survivor Life Payments	Payments for Life with Surrender Right and Death Benefit	Automatic Required Minimum Distribution Option
Select another Annuity Plan after the Annuity Commencement Date	✗	✗	✗	✗	✗	✓
Monthly, quarterly, annual and semi-annual Annuity Payments	✓	✓	✓	✓	✓	✓
Change the frequency of the Annuity Payments	✗	✗	✗	✗	✗	✓
Withdrawals after the Annuity Commencement Date	✗	✗	✗	✗	✗	✓
Surrender of the Contract after the Annuity Commencement Date	✗	✗	✗	✗	✓	✓
Accumulation Value remains allocated to Subaccounts	✗	✗	✗	✗	✓	✓
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For Table 1 Annuity Plans, Annuity Payments are fixed and we determine the amount of such Annuity Payments on the Annuity Commencement Date as follows:

•	Accumulation Value; minus
•	Any premium tax that may apply; multiplied by
•	The applicable payment factor, which depends on:
•	The Annuity Plan;
•	The frequency of Annuity Payments;
•	The age of the Annuitant (and gender, where appropriate under applicable law); and
•	A net investment return of 1.0% is assumed (we may pay a higher rate at our discretion).

We use the Annuity 2000 Mortality Tables. Portions of the tables relevant to each Annuity Plan are set forth in the Contract for illustration purposes. You can obtain information more specific to your contract by contacting Customer Service.

Under the Annuity Plan that provides for life only payments, if the Minimum Guaranteed Withdrawal Benefit is still in effect on the Annuity Commencement Date, we will pay the greater amount of:

•	The Annuity Payments (as determined per the above calculation); and
•	The Maximum Annual Withdrawal.

For Table 2 Annuity Plans:

For Roth IRA contracts, Annuity Payments will vary and we determine the amount of such Annuity Payments, on an annual basis beginning on the December 31 that precedes the Maximum Annuity Commencement Date (and on each December 31 thereafter), as follows:

•	Accumulation Value; divided by
•	The life expectancy of the Annuitant, which depends on the age of the Annuitant, as determined pursuant to the Single Life Expectancy Table under Treasury Regulation Section 1.401(a)(9)-9.

For Traditional IRA contracts, Annuity Payments will vary and we determine the amount of such periodic payments, on an annual basis beginning on the December 31 that precedes the Maximum Annuity Commencement Date (and on each December 31 thereafter), as follows:

•	Accumulation Value; plus
•	The actuarial present value of the Minimum Guaranteed Withdrawal Benefit determined pursuant to Treasury Regulation Section 1.401(a)(9)-6, Q&A 12; divided by
•	The distribution period, which depends on the age of the Annuitant determined pursuant to the Uniform Lifetime Table under Treasury Regulation Section 1.401(a)(9)-9.

Under the Table 2 Annuity Plans, if the Minimum Guaranteed Withdrawal Benefit is still in effect on the Annuity Commencement Date, we will pay the greater amount of:

•	The Annuity Payments (as determined per the above calculation); and
•	The Maximum Annual Withdrawal, as determined beginning with the Contract Anniversary that is the Maximum Annuity Commencement Date.

If the Accumulation Value is less than $2,000 on the Annuity Commencement Date, we will pay such amount in a single lump-sum payment.

We will make the Annuity Payments in monthly installments unless you deliver Notice to Us directing us to pay at a different frequency. If any day that an Annuity Payment is thereafter scheduled to be paid is not a Business Day (e.g., a weekend, or the day does not exist in the given month), such Annuity Payment will be paid on the next Business Day. Each Annuity Payment must be at least $20. We reserve the right to make the Annuity Payments less frequently, as necessary, to make the Annuity Payments equal to at least $20. We may also change the $2,000 and $20 minimums for new annuity elections, if allowed by law, based upon increases reflected in the Consumer Price Index for All Urban Consumers (CPI-U) since September 1, 2012. The MGWB terminates once you begin to receive Annuity Payments under an Annuity Plan.

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The Annuity Payments received under an Annuity Plan will not be less than the payments that would be provided from the application of the Cash Surrender Value to a single premium immediate annuity under the same annuity plan offered by us on the Annuity Commencement Date.

Upon application of the Accumulation Value to an Annuity Plan, unless you are eligible for and elect a Table 2 Annuity Plan for a Roth IRA, the Contract will terminate and will cease to have any further value other than as provided under the Annuity Plan you elected.

IMPORTANT NOTE: For contracts issued New York, Annuity Payments at the time of commencement will not be less than those that would otherwise be provided by the application of an amount to purchase any single premium immediate annuity offered by us at the time to the same class of Annuitants. If no single premium immediate annuity is offered by us at the time Annuity Payments under the Contract would otherwise commence, such Annuity Payments will not be less than those that would otherwise be provided by applying reasonable current market single premium immediate annuity rates to the same amount.

Death of the Annuitant

In the event the Annuitant dies on or after the Annuity Commencement Date, but before all Annuity Payments have been made pursuant to the applicable Annuity Plan, we will continue the Annuity Payments until all guaranteed Annuity Payments have been made. The Annuity Payments will be paid at least as frequently (and at least as rapidly) as before the Annuitant’s death until the end of any guaranteed period certain. We may require satisfactory Proof of Death in regard to the Annuitant before continuing the Annuity Payments.

Under the Table 2 Annuity Plans, so long as the MGWB is not in the Lifetime Automatic Periodic Benefit Status, the Beneficiary will be entitled to the Death Benefit according to one of the following:

•	In a lump sum on or before the end of the calendar year in which the Annuitant’s death occurs; or
•	Periodic payments, in the same frequency and at least as rapidly as under this Annuity Plan at the time of death, equal to, on an annual basis as determined on the December 31 immediately preceding the Contract Year in which the payments will be made, the Accumulation Value divided by the remaining life expectancy of the Annuitant at the time of death (or the life expectancy of the Beneficiary at the time of the Annuitant’s death if shorter). Life expectancy is determined pursuant to the Single Life Table under Treasury Regulation Section 1.401(a)(9)-9.

Beneficiaries should consult with a tax and/or legal adviser about how life expectancy is determined under the Treasury Regulation cited above and the impact of that determination will have on the amount of available periodic payments.

On each December 31 following the first periodic payment of the Death Benefit (the amount of which is determined as per the above), we will recalculate the periodic payment using the remaining Accumulation Value and the life expectancy factor used in calculating the amount of the prior periodic payment reduced by one.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase

The Contract described in this prospectus is a single premium deferred individual variable annuity Contract intended to qualify under the Tax Code as one of the following:

•	A traditional Individual Retirement Annuity (“IRA”) under Tax Code Section 408(b); or
•	A Roth IRA under Tax Code Section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (“SEP”) plan under Tax Code Section 408(k). The Contract was not available as a “Simple IRA” as defined in Tax Code Section 408(p).

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA depends upon your adjusted gross income.

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Purchasing the Contract

We will issue a contract so long as the Annuitant is between the ages 48 and 80 at the time of application and is rolling over his or her interest in their employer sponsored retirement plan’s Group Contract.

There is no minimum Premium requirement; however, the minimum MGWB Base must be at least $5,000. The Premium will equal the Annuitant’s individual account value under the retirement plan Group Contract which is being rolled into the Contact. The initial MGWB Base will equal the Annuitant’s MGWB Base in the retirement plan Group Contract which is being rolled into the Contract.

Crediting of the Premium Payment

We will process your Premium within 2 Business Days of receipt and allocate it, except as noted below, according to the instructions you specify, in an amount equal to the Accumulation Value as next determined after receipt, so long as the application and all information necessary for processing is received in Good Order.

In the event that an application is incomplete for any reason, we are permitted to retain your Premium for up to five Business Days while attempting to complete it. If the application cannot be completed during this time, we will inform you of the reasons for the delay. We will also return the Premium promptly. Alternatively, you may direct us to hold the Premium, which we will place in a non-interest-bearing account until the application is completed. Once the application is completed, we will process your Premium within 2 Business Days and allocate it as described below.

Unless otherwise required by state law, we will allocate your Premium to the Subaccount that invests in the Voya Government Money Market Portfolio during the Right to Examine Period. We refer to this Subaccount as the Specially Designated Variable Subaccount – currently. After Right to Examine Period expires, we will automatically transfer your Accumulation Value in the Specially Designated Variable Subaccount to the Subaccount that invests in the Voya Retirement Moderate Portfolio. The Accumulation Value will be allocated based on the Accumulation Value next computed for the new Subaccount.

Allocation of Purchase Payments

We will allocate your Purchase Payments among the investment options you select. Allocations must be in whole percentages and there are currently no limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the “THE Investment Options” section.

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Participation in the Contract

The Contract is designed for participants in employer sponsored retirement plans who want to rollover their interest in the Group Contract, which offers similar minimum guaranteed withdrawal benefits and other features, into an individual retirement annuity. The Contract is designed for long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes, and the provision of lifetime income in retirement through the MGWB. The tax-deferred feature is more attractive to people in high federal and state income tax brackets. You should not buy the Contract if:

•	You are looking for a short-term investment;
PRO.167182-23	35

•	You cannot risk getting back an amount less than your initial investment; or
•	Your assets are in a plan that already provides for tax-deferral and you can identify no other benefits in purchasing the Contract.

When considering an investment in the Contract, you should consult with your investment adviser about your financial goals, investment time horizon and risk tolerance.

Replacing an existing interest in the Group Contract with the Contract may not be beneficial to you. Before purchasing the Contract, you should determine whether your existing interest in the Group Contract will be subject to any fees or penalties upon termination of such interest. You should also compare the fees, charges, coverage provisions and limitations, if any, of your existing interest under the Group Contract to the Contract.

Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn, which is known as tax-deferral. IRAs and other qualified plans already provide tax-deferral found in the Contract and the Contract is not necessary to provide this favorable tax treatment. The contract provides, however, other features and benefits like the MGWB and Annuity Plans, which other IRAs and qualified plans may not provide. You should not purchase the Contract unless you want these other features and benefits, taking into account the costs of these other features and benefits.

Other Products

We and our affiliates offer various other products with different features and terms than the Contracts described in this prospectus, which may offer some or all of the same Funds. These products have different benefits, fees and charges and may offer different share classes of the Funds offered in this Contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative.

SURRENDER AND WITHDRAWALS

Making a Surrender

At any time prior to the Annuity Commencement Date, you may Surrender the Contract for its Cash Surrender Value or withdraw a portion of the Accumulation Value. After the Annuity Commencement Date you may Surrender the Contract under the Table 2 Annuity Plan or for a traditional IRA contract take a Withdrawal under the Table 2 Annuity Plan. A Surrender or Withdrawal before the Owner or Annuitant, as applicable, reaches age 59½ may be subject to a federal income tax penalty equal to 10% of such amount treated as income, for which you would be responsible. See FEDERAL TAX CONSIDERATIONS for a general discussion of the federal income tax treatment of the Contract, which discussion is not intended to be tax advice. You should consult a tax adviser for advice about the effect of federal income tax laws, state laws or any other tax laws affecting the Contract, or any transaction involving the Contract.

Cash Surrender Value

You may take the Cash Surrender Value from the Contract. We do not guarantee a minimum Cash Surrender Value. The Cash Surrender Value will fluctuate daily based on the investment results of the Subaccount(s) to which your Accumulation Value is allocated. At any time prior to the Annuity Commencement Date, the Cash Surrender Value equals the Accumulation Value minus any non-daily charges that have been incurred but not deducted (for example, the pro rata portion of any MGWB Charges). The Cash Surrender Value may be more or less than the Premium payment you made.

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To Surrender the Contract, you must provide Notice to Us. If we receive your Notice to Us before the close of business on any Business Day, we will determine the Cash Surrender Value as of the close of business on such Business Day; otherwise, we will determine the Cash Surrender Value as of the close of the next Business Day. We may require that the Contract be returned to us before we pay you the Cash Surrender Value. If you have lost the Contract, we may require that you complete and return to Customer Service a lost contract form.

We will pay the Cash Surrender Value within 7 days of receipt of Notice to Us of such Surrender. You may receive the Cash Surrender Value in a single lump sum payment. Upon payment of the Cash Surrender Value, the Contract will terminate and cease to have any further value.

Making a Withdrawal

You may take a portion of the Accumulation Value from the Contract (which we refer to as a Withdrawal). To take a Withdrawal, you must provide Notice to Us that specifies the Subaccount(s) from which to take the Withdrawal. Otherwise, we will take the Withdrawal on a pro rata basis from all of the Subaccounts in which you are invested. If we receive your Notice to Us before the close of business on any Business Day, we will determine the amount of the Accumulation Value of each Subaccount at the close of business on such Business Day; otherwise, we will determine the amount of the Accumulation Value as of the close of the next Business Day. The Accumulation Value may be more or less than the Premium payment you made.

We currently offer the following Withdrawal options:

•	Regular Withdrawals; and
•	Systematic Withdrawals.

Regular Withdrawals

After your right to return the Contract has expired, you may take one or more regular Withdrawals. Each such regular Withdrawal must be a minimum of the lesser of:

•	$1,000; and
•	The amount of the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount), less any Withdrawals already taken during the current Contract Year.

You are permitted to make regular Withdrawals regardless of whether you have previously elected, or continue to elect, to make systematic Withdrawals. A Withdrawal will constitute an Excess Withdrawal and be deemed to be a full Surrender if:

•	The Contract has been in force for more than 24 months (36 months in the State of New York); and
•	The remaining Cash Surrender Value as of the close of the Business Day on which such Surrender is made is less than $2,500 ($5,000 in the State of New York).

Systematic Withdrawals

You may choose to receive automatic systematic Withdrawal payments from the Accumulation Value, provided you are not making IRA withdrawals (see “Withdrawals from Individual Retirement Annuities” below). You may take systematic Withdrawals monthly, quarterly or annually. There is no additional charge for electing the systematic Withdrawal option. Only one systematic Withdrawal option may be elected at a time. You may begin a systematic Withdrawal in a Contract Year in which a regular Withdrawal has been made.

If you are eligible for systematic Withdrawals, you must provide Notice to Us of the date on which you would like such systematic Withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the calendar month. For a day that is after the 28th day of the calendar month, the payment will be made on the first Business Day of the next succeeding calendar month. Subject to these restrictions on timing, if you have not indicated a start date, your systematic Withdrawals will begin on the first Business Day following the Contract Date (or the monthly or quarterly anniversary thereof), and the systematic Withdrawals will be made at the frequency you have selected, which may be either monthly, quarterly or annually. If the day on which a systematic Withdrawal is scheduled is not a Business Day, the payment will be made on the next succeeding Business Day.

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You may express the amount of your systematic Withdrawal as either:

•	A fixed dollar amount; or
•	An amount that is a percentage of the Accumulation Value.

The amount of each systematic Withdrawal must be a minimum of $100. If your systematic Withdrawal of an amount that is a percentage of the Accumulation Value would be less than $100, we will contact you and seek alternative instructions. Unless you direct otherwise, we will automatically terminate your systematic Withdrawal election.

Systematic Withdrawals of an amount based either on a fixed dollar amount or on a percentage of the Accumulation Value are subject to the applicable maximum percentage of Accumulation Value as shown below, which is used to calculate the amount of Withdrawal on the date of each systematic Withdrawal:

Frequency of Systematic Withdrawals	Maximum Percentage of Accumulation Value
Monthly	2.50%
Quarterly	7.50%
Annually	30.00%

Because the maximum amount of systematic Withdrawals available each year is capped at 30% of Accumulation Value, the maximum amount available each year will decrease as the Withdrawal decreases the Accumulation Value. Maximum Annual Withdrawals under the MGWB will not decrease each year unless a Withdrawal is an Excess Withdrawal.

You may change the fixed dollar amount, or percentage of Accumulation Value, of your systematic Withdrawal once each Contract Year, except in a Contract Year during which you have previously made a regular Withdrawal. You may cancel the systematic Withdrawal option at any time by providing Notice to Us at least 7 days before the date of the next scheduled systematic Withdrawal.

Withdrawals from Individual Retirement Annuities

If you have a traditional IRA contract (other than a Roth IRA contract) and will be at least age 73 (or such other age as prescribed by Tax Code Section 401(a)(9)) during any calendar year, you may, pursuant to your IRA contract, elect for such calendar year and successive calendar years to have distributions made to you to satisfy requirements imposed by federal income tax law. Such IRA Withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans.

If you elect to make IRA Withdrawals, we will send you a reminder notice before such IRA Withdrawals commence, and you may elect to make IRA Withdrawals at that time, or at a later date. Any IRA Withdrawals will be made at the frequency you have selected (which may be monthly, quarterly or annually) and will commence on the start date you have selected, which must be no earlier than 30 days after the Contract Date and no later than the 28th day of the calendar month. For a day that is after the 28th day of any calendar month, the payment will be made on the first Business Day of the next succeeding month. Subject to these restrictions on timing, if you have not indicated a start date, your IRA Withdrawals will begin on the first Business Day following your Contract Date at the frequency you have selected.

At your discretion, you may request that we calculate the amount you are required to withdraw from your contract each year based on the information you give us and the various options under the IRA contract that you have chosen. This amount will be a minimum of $100 per IRA Withdrawal. For information regarding the calculation and options that you have, please see the SAI, which you may request from us without charge by sending Customer Service the request form in Good Order. Alternatively, we will accept written instructions from you setting forth your calculation of the required amount to be withdrawn from your IRA contract each year, also subject to the $100 minimum per IRA Withdrawal. If at any time the IRA Withdrawal amount is greater than the Accumulation Value, we will immediately terminate the IRA contract and promptly send you an amount equal to the Cash Surrender Value.

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You may not elect to make IRA Withdrawals if you have already elected to make systematic Withdrawals. Additionally, since only one systematic Withdrawal option may be elected at a time, if you have elected to make such systematic Withdrawals, distributions thereunder must be sufficient to satisfy the mandatory distribution rules imposed by federal income tax law; otherwise, we may alter such distributions to comply with federal income tax law. You are permitted to change the frequency of your IRA Withdrawals once per Contract Year, and you may cancel IRA Withdrawals altogether at any time by providing Notice to Us at least 7 days before the next scheduled IRA Withdrawal date to ensure such scheduled IRA Withdrawals and successive IRA Withdrawals are not affected.

The Tax Code and/or your plan may impose other limitations on withdrawals. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.”

FEDERAL TAX CONSIDERATIONS

Introduction

The Contracts described in this prospectus are designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contracts. The U.S. federal income tax treatment of the Contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the Beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contracts;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contracts described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
•	We do not make any guarantee about the tax treatment of the Contracts or transactions involving the Contracts; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Qualified Contracts

Qualified Contracts are designed for use by individuals and/or employers whose Purchase Payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 408 or 408A of the Tax Code. Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

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Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•	Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with the IRA qualification requirements.

The Company may offer or have offered the Contract for use with certain other types of qualified plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Early distributions from SIMPLE IRAs made within two years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA, or eligible plan. Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

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Taxation

The tax rules applicable to Qualified Contracts vary according to the type of Qualified Contract, the specific terms and conditions of the Qualified Contract, and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a Qualified Contract, or on Income Phase (i.e., annuity) payments from a Qualified Contract, depends on the type of Qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contracts described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract unless we consent in writing.

Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a Qualified Contract.

Repeal of Maximum Age for Contributions to a Traditional IRA. The SECURE Act eliminated the maximum age after which contributions to a traditional IRA were not allowed. Consequently, individuals who have attained age 70½ will no longer be prohibited from making non-rollover contributions to traditional IRAs.

Traditional and Roth IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year. For 2023, the contribution to your traditional IRA cannot exceed the lesser of $6,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

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You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2023, the contribution to a Roth IRA cannot exceed the lesser of $6,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,000. The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs). Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a contract including withdrawals, Income Phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•	The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with an IRA. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a traditional or Roth IRA.

Exceptions to the 10% additional tax may apply if:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your Beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters;
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);
•	The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
•	The distributions are not more than your qualified higher education expenses; or
•	You use the distribution to buy, build or rebuild a first home.

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth IRA. A partial or full distribution of Purchase Payments to a Roth IRA account and earnings credited on those Purchase Payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA account is defined as a distribution that meets the following two requirements:

•	The distribution occurs after the five-year taxable period measured from the earlier of:
•	The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;
•	If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account;
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•	The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND
•	The distribution occurs after you attain age 59½, die with payment being made to your Beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

Lifetime Required Minimum Distributions (IRAs)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 73 (or such other age as prescribed by Tax Code Section 401(a)(9)).

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated Beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

25% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 25% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime.

Further information regarding required minimum distributions may be found in your Contract or certificate.

Required Distributions Upon Death (IRAs and Roth IRAs)

Upon your death, any remaining interest in an IRA or Roth IRA must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) amended the post-death distribution requirements that are generally applicable with respect to deaths occurring after 2019. The post-death distribution requirements under prior law continue to apply in certain circumstances.

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Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated Beneficiary, or over a period not extending beyond the life expectancy of the designated Beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated Beneficiary is an eligible designated Beneficiary (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your Beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your Beneficiary is a trust and all the Beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the Beneficiaries of the trust as designated Beneficiaries, including special rules allowing a Beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated Beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated Beneficiary’s death. Hence, this ten-year rule generally will apply to a Contract issued prior to 2020 which continues to be held by a designated Beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, Income Phase payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

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Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non-Resident Aliens. If you or your designated Beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits

Except as otherwise noted, when a full or partial withdrawal from a contract occurs under a minimum guaranteed withdrawal benefit rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB provision could increase the Contract value that applies. Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax adviser about the tax consequences of living benefits.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

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Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case we may impose a charge against a separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your Contract value invested in the Subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the Separate Account because (1) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law; and (2) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

OTHER TOPICS

Contract Distribution

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

Voya Financial Partners, LLC does not retain any commissions or compensation that we pay to it for contract sales. Voya Financial Partners, LLC enters into selling agreements with affiliated, including Voya Financial Advisors, Inc., and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

Voya Financial Partners, LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Voya Financial Partners, LLC to such selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by the Owners of the Contract or by Variable Annuity Account B. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Compensation Arrangements. Voya Financial Partners, LLC pays selling firms for contract sales according to one or more schedules. This compensation is generally based on a percentage of Premium payments. Selling firms may receive commissions of up to 0.50% of Premium. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of the values of contracts sold through such selling firm. Individual representatives may receive all or a portion of the compensation paid to their selling firm, depending on such selling firm’s practices. Commissions and annual compensation, when combined with additional compensation or reimbursement of expenses (as more fully described below), could exceed 0.50% of Premium.

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Voya Financial Partners, LLC has special compensation arrangements with certain selling firms based on such firms’ aggregate or anticipated sales of the Contracts or other specified criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to direct cash compensation for sales of Contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling Contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of Purchase Payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of Purchase Payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contracts.

The following is a list of the top 25 distributors that, during 2022, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

• Lincoln Investment Planning, Inc.;

• Regulus Advisors, LLC;

• LPL Financial LLC;

• Cetera Advisor Networks LLC;

• Royal Alliance Associates, Inc.;

• Securities America, Inc.;

• American Portfolios Financial Services, Inc.;

• Harbour Investments, Inc.;

• Pensionmark Securities, LLC;

• Woodbury Financial Services, Inc.;

• Sigma Financial Corporation;

• Lincoln Financial Advisors Corporation;

• PlanMember Securities Corporation;

• Cetera Advisors LLC;

• CapFinancial Securities, LLC;

• MMA Securities LLC;

• Morgan Stanley Smith Barney LLC;

• GWN Securities Inc.;

• Northwestern Mutual Investment Services, Inc.;

• Kestra Investment Services, LLC;

• Cadaret, Grant & Co., Inc.;

• Cetera Investment Services LLC;

• SagePoint Financial, Inc.;

• M Holdings Securities, Inc; and

• Lockton Investment Securities, LLC.

Voya Financial Partners, LLC may also compensate wholesalers/distributors, and their sales management personnel, for contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of Premiums and/or a percentage of Accumulation Value. Voya Financial Partners, LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

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This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

State Variations

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the Contract is issued. Possible state law variations include, but are not limited to, minimum Premium and MGWB Base amounts, investment options, issue age limitations, canceling the Contract, annuity payment options, ownership and interests in the Contract and assignment privileges. This prospectus describes all the material features of the Contract. For more information about state variations, please see your Contract or certificate.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

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Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks”, “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

State Regulation

We are regulated by the Insurance Department of the State of Connecticut. We are also subject to the insurance laws and regulations of all jurisdictions in which we do business. The Contract offered by this prospectus has been approved where required by such jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business to allow regulators to assess our solvency and compliance with state insurance laws and regulations.

Right to Examine and Return the Contract

Subject to state law, you may return the Contract for any reason or no reason at all within 15 days of receipt (or 30 days if the Contract is a replacement contract as defined by applicable state law) and receive the Accumulation Value plus any charges we have deducted, which amount may be more or less than the Premium paid because of the investment performance of the Subaccount into which the Premium is allocated. During the Right to Examine Period, your Premium will be allocated to the Subaccount that invests in the Voya Government Money Market Portfolio, and at the end of the Right to Examine Period your Accumulation Value will automatically be reallocated to the Subaccount that invests in the Voya Retirement Moderate Portfolio. For contracts issued in California, if you are age 60 or older on the date the application was signed, you may direct us to allocate your Premium to the Voya Retirement Moderate Portfolio during the Right to Examine Period rather than to the Voya Government Money Market Portfolio.

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If you decide to return the Contract, you must deliver it to:

•	Us at Customer Service at: P.O. Box 990063, Hartford, CT 06199-0063; or
•	To your agent/registered representative.

Non-Waiver

We may, in our discretion, elect not to exercise a right, privilege or option under the Contract. Such election will not constitute our waiver of the right to exercise such right, privilege or option at a later date, nor will it constitute a waiver of any provision of the Contract.

Special Arrangements

We may reduce or waive any contract fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services. To find out which waivers apply to the Contract issued in connection with your plan, consult the certificate or the Contract (held by the Contract Holder. Any reduction or waiver will be applied in a non-discriminatory manner.

Administrative Procedures

We may accept a request for customer service related to the Contract in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the Accumulation Value as it is next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile Withdrawal request form), even if appropriate identifying information is provided.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the Subaccount’s assets; and
•	During any other periods the SEC may by order permit for the protection of Investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

We have the right to delay payment for up to six months, contingent upon written approval by the insurance supervisory official in the jursidiction in which this Contract is issued. Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Deferred payments may include interest that is required by applicable state law.

PRO.167182-23	50

Misstatement Made by Owner in Connection with Purchase of the Contract

We may require proof of the age and/or sex of the person upon whose life the MGWB, Death Benefit or Annuity Payments are determined. If the Owner misstates the age or sex of such person, we reserve the right to adjust (either upward or downward) these payments based on the correct age or sex. If an upward adjustment to your benefit payment is required, we will include an amount in your next benefit payment representing the past underpayments by us, with interest credited at a rate of 1.5% annually (where permitted). If a downward adjustment to your benefit payment is required, we will make a deduction from future benefit payments until the past overpayments by us, plus interest at 1.5% annually (where permitted), has been repaid in full by you.

We reserve the right (where permitted) to void the Contract and return the Cash Surrender Value in the event of any material misrepresentation made by the Owner in connection with the purchase of the Contract.

Reports to Contract Owners

We will confirm purchase, transfer and Withdrawal transactions usually within five Business Days of processing any such transaction. At least once a year, we will send you, without charge, a report showing the current Accumulation Value and Cash Surrender Value, as well as amounts deducted from, or added to, the Accumulation Value since the last report. This report will show your allocation of the Accumulation Value to the Subaccount(s), as well as any other information that is required by law or regulation. We may also send you a quarterly statement showing these same values as of the end of the calendar quarter.

In addition, we will provide you with any other reports, notices or documents that we are required by applicable law to furnish to you. We will send these reports to you at your last known address within 60 days after the report date.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Voya Financial Partners, LLC’s ability to distribute the Contract or upon the Separate Account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

PRO.167182-23	51

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at 1-800-584-6001.

PRO.167182-23	52

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K117. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class S)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	1.31%	0.47%	0.29%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[2]	Unless required otherwise by state law, Premium will automatically be allocated to the Subaccount that invests in Voya Government Money Market Portfolio during the Right to Examine Period.

PRO.167182-23	53

APPENDIX B: MGWB OPTION DATA TABLE

Option Data Table (applicable only if Joint and Survivor MGWB has been elected). If a Joint and Survivor MGWB is elected, when the MAW is requested the MAW shall be actuarially adjusted based on the Annuitant’s and the Annuitant’s spouse’s ages on the date of the request, following the adjustment for Early Lifetime Withdrawal Commencement or Deferred Lifetime Withdrawal Commencement, if applicable, using the following Joint and Survivor Equivalency Factors:

Annuity 2000 Basic Mortality / 3% Interest Joint and Survivor Equivalency Factors
							Annuitant’s Age
Spouse’s
Age	62	63	64	65	66	67	68	69	70	71	72	73	74
20	58%	57%	55%	54%	52%	51%	49%	48%	46%	44%	43%	41%	40%
21	58%	57%	55%	54%	52%	51%	49%	48%	46%	45%	43%	42%	40%
22	59%	57%	56%	54%	53%	51%	50%	48%	47%	45%	43%	42%	40%
23	59%	58%	56%	55%	53%	51%	50%	48%	47%	45%	44%	42%	41%
24	59%	58%	56%	55%	53%	52%	50%	49%	47%	45%	44%	42%	41%
25	60%	58%	57%	55%	54%	52%	51%	49%	47%	46%	44%	43%	41%
26	60%	59%	57%	56%	54%	52%	51%	49%	48%	46%	44%	43%	41%
27	61%	59%	58%	56%	54%	53%	51%	50%	48%	46%	45%	43%	42%
28	61%	59%	58%	56%	55%	53%	52%	50%	48%	47%	45%	43%	42%
29	61%	60%	58%	57%	55%	54%	52%	50%	49%	47%	45%	44%	42%
30	62%	60%	59%	57%	56%	54%	52%	51%	49%	47%	46%	44%	43%
31	62%	61%	59%	58%	56%	54%	53%	51%	49%	48%	46%	44%	43%
32	63%	61%	60%	58%	56%	55%	53%	52%	50%	48%	47%	45%	43%
33	63%	62%	60%	59%	57%	55%	54%	52%	50%	49%	47%	45%	44%
34	64%	62%	61%	59%	57%	56%	54%	52%	51%	49%	47%	46%	44%
35	64%	63%	61%	60%	58%	56%	55%	53%	51%	49%	48%	46%	44%
36	65%	63%	62%	60%	58%	57%	55%	53%	52%	50%	48%	46%	45%
37	65%	64%	62%	61%	59%	57%	56%	54%	52%	50%	49%	47%	45%
38	66%	64%	63%	61%	59%	58%	56%	54%	53%	51%	49%	47%	46%
39	67%	65%	63%	62%	60%	58%	57%	55%	53%	51%	50%	48%	46%
40	67%	66%	64%	62%	61%	59%	57%	55%	54%	52%	50%	48%	47%
41	68%	66%	65%	63%	61%	60%	58%	56%	54%	52%	51%	49%	47%
42	69%	67%	65%	64%	62%	60%	58%	57%	55%	53%	51%	49%	48%
43	69%	68%	66%	64%	63%	61%	59%	57%	55%	54%	52%	50%	48%
44	70%	68%	67%	65%	63%	62%	60%	58%	56%	54%	52%	51%	49%
45	71%	69%	67%	66%	64%	62%	60%	59%	57%	55%	53%	51%	49%
46	71%	70%	68%	66%	65%	63%	61%	59%	57%	56%	54%	52%	50%
47	72%	71%	69%	67%	65%	64%	62%	60%	58%	56%	54%	53%	51%
48	73%	71%	70%	68%	66%	64%	63%	61%	59%	57%	55%	53%	51%
49	74%	72%	71%	69%	67%	65%	63%	62%	60%	58%	56%	54%	52%
50	75%	73%	71%	70%	68%	66%	64%	62%	61%	59%	57%	55%	53%
51	75%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%	56%	54%
52	76%	75%	73%	71%	70%	68%	66%	64%	62%	60%	58%	56%	54%
53	77%	76%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%	55%
54	78%	77%	75%	73%	71%	70%	68%	66%	64%	62%	60%	58%	56%
55	79%	77%	76%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%
56	80%	78%	77%	75%	73%	72%	70%	68%	66%	64%	62%	60%	58%
57	81%	79%	78%	76%	74%	73%	71%	69%	67%	65%	63%	61%	59%
58	82%	80%	79%	77%	75%	74%	72%	70%	68%	66%	64%	62%	60%
59	83%	81%	80%	78%	76%	75%	73%	71%	69%	67%	65%	63%	61%
60	83%	82%	81%	79%	77%	76%	74%	72%	70%	68%	66%	64%	62%
PRO.167182-23	54

	Annuity 2000 Basic Mortality / 3% Interest Joint and Survivor Equivalency Factors (continued)
							Annuitant’s Age
Spouse’s
Age	62	63	64	65	66	67	68	69	70	71	72	73	74
61	84%	83%	82%	80%	78%	77%	75%	73%	71%	69%	67%	65%	63%
62	85%	84%	83%	81%	79%	78%	76%	74%	72%	70%	68%	66%	64%
63	86%	85%	83%	82%	80%	79%	77%	75%	74%	72%	70%	68%	66%
64	87%	86%	84%	83%	82%	80%	78%	77%	75%	73%	71%	69%	67%
65	88%	87%	85%	84%	83%	81%	79%	78%	76%	74%	72%	70%	68%
66	89%	87%	86%	85%	84%	82%	81%	79%	77%	75%	73%	71%	69%
67	89%	88%	87%	86%	85%	83%	82%	80%	78%	76%	75%	73%	71%
68	90%	89%	88%	87%	86%	84%	83%	81%	79%	78%	76%	74%	72%
69	91%	90%	89%	88%	87%	85%	84%	82%	81%	79%	77%	75%	73%
70	92%	91%	90%	89%	87%	86%	85%	83%	82%	80%	78%	77%	75%
71	92%	91%	90%	89%	88%	87%	86%	84%	83%	81%	80%	78%	76%
72	93%	92%	91%	90%	89%	88%	87%	86%	84%	83%	81%	79%	77%
73	93%	93%	92%	91%	90%	89%	88%	87%	85%	84%	82%	80%	79%
74	94%	93%	93%	92%	91%	90%	89%	88%	86%	85%	83%	82%	80%
75	95%	94%	93%	92%	92%	91%	90%	89%	87%	86%	85%	83%	81%
76	95%	95%	94%	93%	92%	91%	91%	89%	88%	87%	86%	84%	83%
77	96%	95%	94%	94%	93%	92%	91%	90%	89%	88%	87%	85%	84%
78	96%	95%	95%	94%	94%	93%	92%	91%	90%	89%	88%	87%	85%
79	96%	96%	95%	95%	94%	94%	93%	92%	91%	90%	89%	88%	86%
80	97%	96%	96%	95%	95%	94%	93%	93%	92%	91%	90%	89%	87%
81	97%	97%	96%	96%	95%	95%	94%	93%	93%	92%	91%	90%	88%
82	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	92%	91%	89%
83	98%	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	91%	90%
84	98%	98%	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	91%
85	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%	93%	92%
86	98%	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%	93%
87	99%	98%	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%
88	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	96%	95%	94%
89	99%	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	95%	95%
90	99%	99%	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	95%

For ages not shown, appropriate factors will be provided.

Example:

Assume that the Annuitant is age 64 when she elects to begin receiving MAW payments and that at age 65 she would be eligible to receive single life MAW payments equal to $12,000 annually. Also assume she elects a Joint and Survivor MGWB and her spouse is age 66. Using these assumptions, after adjustment of the single life MAW amount at age 65 for Early Lifetime Withdrawal Commencement and application of the above Joint and Survivor Equivalency Factors, the Annuitant and her spouse will be entitled to MAW payments each year in the amount of $9,804. ($12,000 * 0.95 (the percentage reduction for Early Lifetime Withdrawal Commencement at age 64) = $11,400; $11,400 * 0.86 (the applicable Joint and Survivor Equivalency Factor for an Annuitant age 64 and a spouse age 66) = $9,804.)

As shown in this example, when making adjustments to the MAW, the MAW amount is first determined at the Annuitant’s age 65, that amount is then adjusted for Early or Deferred Lifetime Withdrawal Commencement, and then there is a subsequent adjustment using the Equivalency Factors above if a Joint and Survivor MGWB is elected.

PRO.167182-23	55

HOW TO GET MORE INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about the Contract and the Separate Account, and is incorporated by reference into this prospectus. The SAI can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K117 or available without charge, upon request, by calling us toll-free at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. You also can request other information and make other inquiries by calling that toll-free number.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000091142

PRO.167182-23	56

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT B
of
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information Dated May 1, 2023

VOYA express RETIREMENT VARIABLE ANNUITY

issued to

Individual Retirement Annuities under Section 408(b), and
Roth Individual Retirement Annuities under Section 408A

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1 2023 for the Voya Retirement Insurance and Annuity Company Contracts referenced above. The prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at Defined Contract Administration, P.O. Box 990063, Windsor, CT 06199-4774, 1-800-584-6001.

Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

1

GENERAL INFORMATION AND HISTORY

The Company issues the Contracts described in the prospectus and is responsible for providing each Contracts’ insurance and annuity benefits. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the Funds or affiliates of the Funds used as funding options under the Contract. (See “CHARGES AND FEES” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B
(THE “SEPARATE ACCOUNT”)

Variable Annuity Account B is a Separate Account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds offered under the Contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts, or under all plans.

A complete description of each Fund, including its investment objective, policies, risks and fees and expenses, is contained in the Fund’s prospectus and statement of additional information.

SERVICES

Experts

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2022, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2022 and 2021, and for each of the three years in the period ended December 31, 2022, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

2

PRINCIPAL UNDERWRITER

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The Contracts were distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contracts is continuous. A description of the manner in which contracts were purchased may be found in the prospectus under the section entitled “CONTRACT PURCHASE AND PARTICIPATION.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2022, 2021 and 2020 amounted to $987,925.96, $911,844.28 and $1,161,252.58, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of the Company.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the fees and expenses for the Contract and are for illustration purposes only. For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092
3

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

FINANCIAL STATEMENTS

Included in this SAI are the financial statements of Variable Annuity Account B and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Variable Annuity Account B:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2022
•	Statements of Operations for the year ended December 31, 2022
•	Statements of Changes in Net Assets for the years ended December 31, 2022 and 2021
•	Notes to Financial Statements
•	Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Consolidated Balance Sheets as of December 31, 2022 and 2021
•	Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020
•	Consolidated Statements of Comprehensive Income for the years ended December 31, 2022, 2021 and 2020
•	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2022, 2021 and 2020
•	Consolidated Statements of Cash Flows for the years ended December 31, 2022, 2021 and 2020
•	Notes to Consolidated Financial Statements
4

FINANCIAL STATEMENTS

Variable Annuity Account B of

Voya Retirement Insurance and Annuity Company

Year Ended December 31, 2022

with Report of Independent Registered Public Accounting Firm

VARIABLE ANNUITY ACCOUNT B OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/S/ ERNST & YOUNG LLP

We have served as the Separate Accounts Auditor since 2001.

San Antonio, TX
March 31, 2023

Appendix

Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. American Franchise Fund - Series I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Global Fund - Series I
Invesco V.I. Main Street Fund - Series I
Invesco V.I. Main Street Small Cap Fund - Series I
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Calvert VP SRI Balanced Portfolio
Federated Hermes Fund for U.S. Government Securities II - Primary Shares
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes High Income Bond Fund II - Primary Shares
Federated Hermes Kaufmann Fund II - Primary Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Small Cap Value VIP Fund - Class 2
Janus Henderson Balanced Portfolio - Institutional Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio - Class I
Voya Government Money Market Portfolio - Class I
Voya Government Money Market Portfolio - Class S
Voya Intermediate Bond Portfolio - Class I
Voya Balanced Income Portfolio - Service Class
Voya Global Perspectives® Portfolio - Class A
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Retirement Moderate Portfolio - Adviser Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® CBRE Global Real Estate Portfolio - Institutional Class
VY® CBRE Global Real Estate Portfolio - Service Class
VY® CBRE Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Global Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Emerging Markets Index Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya International Index Portfolio - Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Acorn
Wanger International
Wanger Select
Voya Solution 2065 Portfolio - Service Class	For the year ended December 31, 2022	For the period from May 7, 2021 (commencement of operations) through December 31, 2022

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Main Street Fund - Series I
Assets
Investments in mutual funds
at fair value	$642	$1,065	$104	$2	$217
Total assets	642	1,065	104	2	217
Net assets	$642	$1,065	$104	$2	$217

Net assets
Accumulation units	$583	$844	$—	$2	$—
Contracts in payout (annuitization)	59	221	104	—	217
Total net assets	$642	$1,065	$104	$2	$217

Total number of mutual fund shares	14,977	43,381	1,866	66	13,439

Cost of mutual fund shares	$1,009	$1,331	$139	$3	$308

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$426	$1,824	$707	$157	$2,539
Total assets	426	1,824	707	157	2,539
Net assets	$426	$1,824	$707	$157	$2,539

Net assets
Accumulation units	$426	$1,824	$707	$157	$2,539
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$426	$1,824	$707	$157	$2,539

Total number of mutual fund shares	18,466	24,191	14,304	10,335	1,226,489

Cost of mutual fund shares	$440	$2,235	$744	$190	$2,763
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Assets
Investments in mutual funds
at fair value	$82	$206	$1,009	$711	$1,634
Total assets	82	206	1,009	711	1,634
Net assets	$82	$206	$1,009	$711	$1,634

Net assets
Accumulation units	$82	$203	$989	$711	$1,596
Contracts in payout (annuitization)	—	3	20	—	38
Total net assets	$82	$206	$1,009	$711	$1,634

Total number of mutual fund shares	8,917	206,245	188,937	47,076	193,185

Cost of mutual fund shares	$97	$206	$1,175	$822	$1,949

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$9,914	$17,532	$121	$2,397	$25,107
Total assets	9,914	17,532	121	2,397	25,107
Net assets	$9,914	$17,532	$121	$2,397	$25,107

Net assets
Accumulation units	$9,914	$17,532	$—	$2,397	$25,107
Contracts in payout (annuitization)	—	—	121	—	—
Total net assets	$9,914	$17,532	$121	$2,397	$25,107

Total number of mutual fund shares	420,802	245,171	27,507	110,458	662,821

Cost of mutual fund shares	$9,553	$20,013	$127	$2,583	$24,503
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	PIMCO VIT Real Return Portfolio - Administrative Class
Assets
Investments in mutual funds
at fair value	$17,283	$301	$1,793	$1,056	$2,736
Total assets	17,283	301	1,793	1,056	2,736
Net assets	$17,283	$301	$1,793	$1,056	$2,736

Net assets
Accumulation units	$17,283	$301	$1,793	$1,056	$2,736
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$17,283	$301	$1,793	$1,056	$2,736

Total number of mutual fund shares	46,119	27,895	143,106	45,737	237,934

Cost of mutual fund shares	$10,042	$350	$1,913	$1,129	$3,165

	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$921	$32,697	$26,550	$47	$46,832
Total assets	921	32,697	26,550	47	46,832
Net assets	$921	$32,697	$26,550	$47	$46,832

Net assets
Accumulation units	$921	$20,142	$25,617	$47	$42,673
Contracts in payout (annuitization)	—	12,555	933	—	4,159
Total net assets	$921	$32,697	$26,550	$47	$46,832

Total number of mutual fund shares	116,904	2,505,612	26,550,796	47,357	4,405,848

Cost of mutual fund shares	$1,075	$35,982	$26,551	$47	$56,765
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$2,446	$169	$671	$9,232	$96,012
Total assets	2,446	169	671	9,232	96,012
Net assets	$2,446	$169	$671	$9,232	$96,012

Net assets
Accumulation units	$2,446	$169	$671	$8,317	$91,963
Contracts in payout (annuitization)	—	—	—	915	4,049
Total net assets	$2,446	$169	$671	$9,232	$96,012

Total number of mutual fund shares	291,892	19,267	75,828	1,120,370	9,718,247

Cost of mutual fund shares	$3,043	$215	$849	$10,872	$152,975

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$6,362	$2,504	$3,031	$2,111	$2,272
Total assets	6,362	2,504	3,031	2,111	2,272
Net assets	$6,362	$2,504	$3,031	$2,111	$2,272

Net assets
Accumulation units	$6,362	$2,504	$3,031	$2,111	$2,272
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,362	$2,504	$3,031	$2,111	$2,272

Total number of mutual fund shares	1,216,384	504,886	405,768	198,948	230,217

Cost of mutual fund shares	$8,672	$3,498	$3,640	$2,558	$2,755
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$2,089	$976	$153	$2,345	$1,403
Total assets	2,089	976	153	2,345	1,403
Net assets	$2,089	$976	$153	$2,345	$1,403

Net assets
Accumulation units	$2,089	$976	$153	$2,345	$1,403
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,089	$976	$153	$2,345	$1,403

Total number of mutual fund shares	224,857	62,682	16,795	259,076	149,072

Cost of mutual fund shares	$2,537	$1,058	$165	$2,667	$1,686

	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$360	$2,823	$1,439	$870	$7,671
Total assets	360	2,823	1,439	870	7,671
Net assets	$360	$2,823	$1,439	$870	$7,671

Net assets
Accumulation units	$360	$2,823	$1,439	$870	$7,671
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$360	$2,823	$1,439	$870	$7,671

Total number of mutual fund shares	38,454	105,034	67,321	72,580	651,752

Cost of mutual fund shares	$441	$3,504	$1,481	$1,237	$11,898
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,871	$55,483	$3,232	$7,291	$13
Total assets	1,871	55,483	3,232	7,291	13
Net assets	$1,871	$55,483	$3,232	$7,291	$13

Net assets
Accumulation units	$1,871	$55,483	$3,232	$6,619	$—
Contracts in payout (annuitization)	—	—	—	672	13
Total net assets	$1,871	$55,483	$3,232	$7,291	$13

Total number of mutual fund shares	135,600	2,234,551	319,350	890,219	1,619

Cost of mutual fund shares	$2,174	$61,913	$3,292	$9,521	$17

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$5,821	$4,245	$9,645	$8,824	$361
Total assets	5,821	4,245	9,645	8,824	361
Net assets	$5,821	$4,245	$9,645	$8,824	$361

Net assets
Accumulation units	$5,515	$4,245	$9,645	$8,824	$361
Contracts in payout (annuitization)	306	—	—	—	—
Total net assets	$5,821	$4,245	$9,645	$8,824	$361

Total number of mutual fund shares	642,497	500,060	1,109,926	1,046,716	37,680

Cost of mutual fund shares	$6,656	$5,514	$12,404	$11,573	$486
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Solution 2065 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$61	$2,051	$173	$2,702	$4,634
Total assets	61	2,051	173	2,702	4,634
Net assets	$61	$2,051	$173	$2,702	$4,634

Net assets
Accumulation units	$61	$2,051	$173	$2,702	$4,634
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$61	$2,051	$173	$2,702	$4,634

Total number of mutual fund shares	6,880	216,085	17,000	231,891	212,590

Cost of mutual fund shares	$68	$2,577	$212	$2,772	$5,049

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$763	$966	$1,408	$41,917	$43,920
Total assets	763	966	1,408	41,917	43,920
Net assets	$763	$966	$1,408	$41,917	$43,920

Net assets
Accumulation units	$763	$966	$1,408	$41,917	$42,521
Contracts in payout (annuitization)	—	—	—	—	1,399
Total net assets	$763	$966	$1,408	$41,917	$43,920

Total number of mutual fund shares	50,064	60,440	67,131	1,023,664	2,889,591

Cost of mutual fund shares	$891	$1,071	$1,320	$45,265	$53,128
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,875	$37,047	$11,157	$3,489	$5,466
Total assets	2,875	37,047	11,157	3,489	5,466
Net assets	$2,875	$37,047	$11,157	$3,489	$5,466

Net assets
Accumulation units	$2,875	$37,047	$9,570	$2,608	$4,961
Contracts in payout (annuitization)	—	—	1,587	881	505
Total net assets	$2,875	$37,047	$11,157	$3,489	$5,466

Total number of mutual fund shares	192,291	4,328,058	189,560	331,397	455,513

Cost of mutual fund shares	$3,124	$48,445	$16,341	$4,108	$6,281

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$5,184	$1,346	$196,327	$438	$1,565
Total assets	5,184	1,346	196,327	438	1,565
Net assets	$5,184	$1,346	$196,327	$438	$1,565

Net assets
Accumulation units	$4,190	$—	$139,453	$438	$1,565
Contracts in payout (annuitization)	994	1,346	56,874	—	—
Total net assets	$5,184	$1,346	$196,327	$438	$1,565

Total number of mutual fund shares	447,646	83,047	11,631,133	44,641	142,380

Cost of mutual fund shares	$5,806	$1,995	$287,004	$518	$1,489
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$895	$57,619	$5,068	$2,562	$9,709
Total assets	895	57,619	5,068	2,562	9,709
Net assets	$895	$57,619	$5,068	$2,562	$9,709

Net assets
Accumulation units	$895	$44,711	$5,068	$2,562	$8,828
Contracts in payout (annuitization)	—	12,908	—	—	881
Total net assets	$895	$57,619	$5,068	$2,562	$9,709

Total number of mutual fund shares	80,992	2,749,101	292,800	131,257	979,790

Cost of mutual fund shares	$814	$65,501	$5,709	$2,779	$9,402

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$21	$49,567	$19,617	$28,861	$886
Total assets	21	49,567	19,617	28,861	886
Net assets	$21	$49,567	$19,617	$28,861	$886

Net assets
Accumulation units	$21	$47,547	$17,022	$28,861	$886
Contracts in payout (annuitization)	—	2,020	2,595	—	—
Total net assets	$21	$49,567	$19,617	$28,861	$886

Total number of mutual fund shares	2,172	1,076,663	747,342	1,093,701	33,906

Cost of mutual fund shares	$21	$43,734	$16,164	$22,582	$676
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,027	$1,917	$3,708	$13,866	$1,484
Total assets	2,027	1,917	3,708	13,866	1,484
Net assets	$2,027	$1,917	$3,708	$13,866	$1,484

Net assets
Accumulation units	$2,027	$1,917	$3,708	$11,389	$1,484
Contracts in payout (annuitization)	—	—	—	2,477	—
Total net assets	$2,027	$1,917	$3,708	$13,866	$1,484

Total number of mutual fund shares	64,939	177,150	294,088	1,079,104	162,500

Cost of mutual fund shares	$2,371	$2,123	$4,006	$18,017	$1,768

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger Acorn
Assets
Investments in mutual funds
at fair value	$14,301	$2,556	$1,645	$1,477	$1,227
Total assets	14,301	2,556	1,645	1,477	1,227
Net assets	$14,301	$2,556	$1,645	$1,477	$1,227

Net assets
Accumulation units	$13,046	$2,556	$1,645	$1,477	$1,227
Contracts in payout (annuitization)	1,255	—	—	—	—
Total net assets	$14,301	$2,556	$1,645	$1,477	$1,227

Total number of mutual fund shares	3,471,350	890,564	100,653	104,113	112,079

Cost of mutual fund shares	$22,829	$3,961	$2,225	$2,114	$1,803
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Wanger International	Wanger Select
Assets
Investments in mutual funds
at fair value	$1,282	$1,132
Total assets	1,282	1,132
Net assets	$1,282	$1,132

Net assets
Accumulation units	$1,282	$1,132
Contracts in payout (annuitization)	—	—
Total net assets	$1,282	$1,132

Total number of mutual fund shares	73,352	182,246

Cost of mutual fund shares	$1,752	$2,226
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Main Street Fund - Series I
Net investment income (loss)
Investment income:
Dividends	$—	$11	$—	$—	$4
Expenses:
Mortality and expense risk charges	8	12	1	—	3
Net investment income (loss)	(8)	(1)	(1)	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	(28)	1	—	(3)
Capital gains distributions	222	182	32	—	91
Total realized gain (loss) on investments
and capital gains distributions	198	154	33	—	88
Net unrealized appreciation
(depreciation) of investments	(521)	(487)	(82)	(4)	(152)
Net realized and unrealized gain (loss)
on investments	(323)	(333)	(49)	(4)	(64)
Net increase (decrease) in net assets
resulting from operations	$(331)	$(334)	$(50)	$(4)	$(63)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$2	$7	$9	$3	$29
Expenses:
Mortality and expense risk charges	4	8	1	—	22
Net investment income (loss)	(2)	(1)	8	3	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	52	5	(4)	46
Capital gains distributions	51	284	64	17	230
Total realized gain (loss) on investments
and capital gains distributions	51	336	69	13	276
Net unrealized appreciation
(depreciation) of investments	(128)	(1,072)	(197)	(41)	(740)
Net realized and unrealized gain (loss)
on investments	(77)	(736)	(128)	(28)	(464)
Net increase (decrease) in net assets
resulting from operations	$(79)	$(737)	$(120)	$(25)	$(457)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Net investment income (loss)
Investment income:
Dividends	$2	$3	$60	$—	$39
Expenses:
Mortality and expense risk charges	1	3	13	11	28
Net investment income (loss)	1	—	47	(11)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	—	(16)	2	(40)
Capital gains distributions	—	—	—	102	489
Total realized gain (loss) on investments
and capital gains distributions	(2)	—	(16)	104	449
Net unrealized appreciation
(depreciation) of investments	(13)	—	(184)	(437)	(821)
Net realized and unrealized gain (loss)
on investments	(15)	—	(200)	(333)	(372)
Net increase (decrease) in net assets
resulting from operations	$(14)	$—	$(153)	$(344)	$(361)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$191	$120	$7	$27	$141
Expenses:
Mortality and expense risk charges	100	181	2	22	265
Net investment income (loss)	91	(61)	5	5	(124)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	204	397	(25)	7	1,264
Capital gains distributions	334	1,441	—	23	1,369
Total realized gain (loss) on investments
and capital gains distributions	538	1,838	(25)	30	2,633
Net unrealized appreciation
(depreciation) of investments	(1,221)	(7,813)	1	(844)	(13,076)
Net realized and unrealized gain (loss)
on investments	(683)	(5,975)	(24)	(814)	(10,443)
Net increase (decrease) in net assets
resulting from operations	$(592)	$(6,036)	$(19)	$(809)	$(10,567)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Janus Henderson Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment income:
Dividends	$277	$7	$19	$—	$9
Expenses:
Mortality and expense risk charges	265	5	15	—	10
Net investment income (loss)	12	2	4	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	814	(1)	(96)	3	5
Capital gains distributions	150	17	367	—	68
Total realized gain (loss) on investments
and capital gains distributions	964	16	271	3	73
Net unrealized appreciation
(depreciation) of investments	(5,306)	(69)	(526)	(7)	(224)
Net realized and unrealized gain (loss)
on investments	(4,342)	(53)	(255)	(4)	(151)
Net increase (decrease) in net assets
resulting from operations	$(4,330)	$(51)	$(251)	$(4)	$(152)

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$208	$48	$655	$361	$1
Expenses:
Mortality and expense risk charges	19	9	452	309	—
Net investment income (loss)	189	39	203	52	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(11)	119	—	—
Capital gains distributions	—	—	4,669	—	—
Total realized gain (loss) on investments
and capital gains distributions	16	(11)	4,788	—	—
Net unrealized appreciation
(depreciation) of investments	(612)	(153)	(13,002)	—	—
Net realized and unrealized gain (loss)
on investments	(596)	(164)	(8,214)	—	—
Net increase (decrease) in net assets
resulting from operations	$(407)	$(125)	$(8,011)	$52	$1
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1,477	$62	$5	$24	$578
Expenses:
Mortality and expense risk charges	622	33	3	1	112
Net investment income (loss)	855	29	2	23	466

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,148)	(59)	(2)	(12)	(160)
Capital gains distributions	147	223	15	59	—
Total realized gain (loss) on investments
and capital gains distributions	(1,001)	164	13	47	(160)
Net unrealized appreciation
(depreciation) of investments	(9,276)	(659)	(55)	(213)	(1,824)
Net realized and unrealized gain (loss)
on investments	(10,277)	(495)	(42)	(166)	(1,984)
Net increase (decrease) in net assets
resulting from operations	$(9,422)	$(466)	$(40)	$(143)	$(1,518)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$99	$38	$74	$25
Expenses:
Mortality and expense risk charges	1,419	57	30	42	29
Net investment income (loss)	(1,419)	42	8	32	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,155)	(629)	(183)	(45)	(10)
Capital gains distributions	37,862	3,780	1,430	322	304
Total realized gain (loss) on investments
and capital gains distributions	33,707	3,151	1,247	277	294
Net unrealized appreciation
(depreciation) of investments	(78,993)	(3,488)	(1,371)	(871)	(784)
Net realized and unrealized gain (loss)
on investments	(45,286)	(337)	(124)	(594)	(490)
Net increase (decrease) in net assets
resulting from operations	$(46,705)	$(295)	$(116)	$(562)	$(494)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$32	$39	$11	$7	$101
Expenses:
Mortality and expense risk charges	35	28	9	1	30
Net investment income (loss)	(3)	11	2	6	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(28)	5	—	(17)
Capital gains distributions	288	257	63	—	—
Total realized gain (loss) on investments
and capital gains distributions	288	229	68	—	(17)
Net unrealized appreciation
(depreciation) of investments	(860)	(673)	(246)	(30)	(406)
Net realized and unrealized gain (loss)
on investments	(572)	(444)	(178)	(30)	(423)
Net increase (decrease) in net assets
resulting from operations	$(575)	$(433)	$(176)	$(24)	$(352)

	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$53	$12	$53	$18	$—
Expenses:
Mortality and expense risk charges	10	5	14	11	16
Net investment income (loss)	43	7	39	7	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(18)	(1)	(47)	(11)	(246)
Capital gains distributions	82	21	567	178	347
Total realized gain (loss) on investments
and capital gains distributions	64	20	520	167	101
Net unrealized appreciation
(depreciation) of investments	(594)	(157)	(1,712)	(267)	(540)
Net realized and unrealized gain (loss)
on investments	(530)	(137)	(1,192)	(100)	(439)
Net increase (decrease) in net assets
resulting from operations	$(487)	$(130)	$(1,153)	$(93)	$(455)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$736	$61	$20
Expenses:
Mortality and expense risk charges	52	14	416	28	8
Net investment income (loss)	(52)	(14)	320	33	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(271)	(222)	333	(40)	(370)
Capital gains distributions	2,375	331	6,966	329	222
Total realized gain (loss) on investments
and capital gains distributions	2,104	109	7,299	289	(148)
Net unrealized appreciation
(depreciation) of investments	(4,963)	(637)	(15,790)	(464)	(250)
Net realized and unrealized gain (loss)
on investments	(2,859)	(528)	(8,491)	(175)	(398)
Net increase (decrease) in net assets
resulting from operations	$(2,911)	$(542)	$(8,171)	$(142)	$(386)

	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$234	$—	$274	$226	$415
Expenses:
Mortality and expense risk charges	97	—	65	50	82
Net investment income (loss)	137	—	209	176	333

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(268)	(1)	(176)	(306)	12
Capital gains distributions	—	—	—	778	1,587
Total realized gain (loss) on investments
and capital gains distributions	(268)	(1)	(176)	472	1,599
Net unrealized appreciation
(depreciation) of investments	(1,756)	(3)	(683)	(1,744)	(4,203)
Net realized and unrealized gain (loss)
on investments	(2,024)	(4)	(859)	(1,272)	(2,604)
Net increase (decrease) in net assets
resulting from operations	$(1,887)	$(4)	$(650)	$(1,096)	$(2,271)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$373	$12	$2	$83	$6
Expenses:
Mortality and expense risk charges	70	2	—	18	3
Net investment income (loss)	303	10	2	65	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(93)	—	(3)	(15)	5
Capital gains distributions	1,598	55	2	212	25
Total realized gain (loss) on investments
and capital gains distributions	1,505	55	(1)	197	30
Net unrealized appreciation
(depreciation) of investments	(3,920)	(129)	(6)	(628)	(83)
Net realized and unrealized gain (loss)
on investments	(2,415)	(74)	(7)	(431)	(53)
Net increase (decrease) in net assets
resulting from operations	$(2,112)	$(64)	$(5)	$(366)	$(50)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$32	$—	$3	$—	$22
Expenses:
Mortality and expense risk charges	10	37	8	5	9
Net investment income (loss)	22	(37)	(5)	(5)	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	(208)	5	13	31
Capital gains distributions	463	538	136	101	3
Total realized gain (loss) on investments
and capital gains distributions	485	330	141	114	34
Net unrealized appreciation
(depreciation) of investments	(667)	(1,901)	(329)	(226)	(59)
Net realized and unrealized gain (loss)
on investments	(182)	(1,571)	(188)	(112)	(25)
Net increase (decrease) in net assets
resulting from operations	$(160)	$(1,608)	$(193)	$(117)	$(12)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$756	$—	$28	$—	$—
Expenses:
Mortality and expense risk charges	534	595	24	467	128
Net investment income (loss)	222	(595)	4	(467)	(128)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	238	77	(52)	(209)	(365)
Capital gains distributions	6,271	7,518	483	9,633	2,460
Total realized gain (loss) on investments
and capital gains distributions	6,509	7,595	431	9,424	2,095
Net unrealized appreciation
(depreciation) of investments	(10,988)	(29,661)	(758)	(22,493)	(11,035)
Net realized and unrealized gain (loss)
on investments	(4,479)	(22,066)	(327)	(13,069)	(8,940)
Net increase (decrease) in net assets
resulting from operations	$(4,257)	$(22,661)	$(323)	$(13,536)	$(9,068)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$145	$186	$182	$10	$2,373
Expenses:
Mortality and expense risk charges	50	68	72	19	2,477
Net investment income (loss)	95	118	110	(9)	(104)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(87)	(46)	(39)	(112)	(11,665)
Capital gains distributions	326	739	612	201	27,947
Total realized gain (loss) on investments
and capital gains distributions	239	693	573	89	16,282
Net unrealized appreciation
(depreciation) of investments	(1,169)	(2,230)	(2,044)	(363)	(54,633)
Net realized and unrealized gain (loss)
on investments	(930)	(1,537)	(1,471)	(274)	(38,351)
Net increase (decrease) in net assets
resulting from operations	$(835)	$(1,419)	$(1,361)	$(283)	$(38,455)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Emerging Markets Index Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$9	$40	$22	$554	$48
Expenses:
Mortality and expense risk charges	2	13	11	765	43
Net investment income (loss)	7	27	11	(211)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	44	16	(296)	28
Capital gains distributions	15	49	31	16,018	1,121
Total realized gain (loss) on investments
and capital gains distributions	17	93	47	15,722	1,149
Net unrealized appreciation
(depreciation) of investments	(128)	(221)	(123)	(31,213)	(2,081)
Net realized and unrealized gain (loss)
on investments	(111)	(128)	(76)	(15,491)	(932)
Net increase (decrease) in net assets
resulting from operations	$(104)	$(101)	$(65)	$(15,702)	$(927)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$25	$297	$1	$254	$147
Expenses:
Mortality and expense risk charges	24	103	—	751	236
Net investment income (loss)	1	194	1	(497)	(89)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(44)	61	2	2,068	1,010
Capital gains distributions	418	—	—	5,039	836
Total realized gain (loss) on investments
and capital gains distributions	374	61	2	7,107	1,846
Net unrealized appreciation
(depreciation) of investments	(843)	(1,729)	(12)	(29,962)	(7,211)
Net realized and unrealized gain (loss)
on investments	(469)	(1,668)	(10)	(22,855)	(5,365)
Net increase (decrease) in net assets
resulting from operations	$(468)	$(1,474)	$(9)	$(23,352)	$(5,454)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$404	$11	$—	$19	$33
Expenses:
Mortality and expense risk charges	370	13	26	14	41
Net investment income (loss)	34	(2)	(26)	5	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	847	43	(26)	(36)	(2)
Capital gains distributions	—	—	233	151	325
Total realized gain (loss) on investments
and capital gains distributions	847	43	207	115	323
Net unrealized appreciation
(depreciation) of investments	(3,068)	(110)	(1,023)	(532)	(1,301)
Net realized and unrealized gain (loss)
on investments	(2,221)	(67)	(816)	(417)	(978)
Net increase (decrease) in net assets
resulting from operations	$(2,187)	$(69)	$(842)	$(412)	$(986)

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$34	$—	$—	$—
Expenses:
Mortality and expense risk charges	178	12	170	36	9
Net investment income (loss)	(178)	22	(170)	(36)	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(413)	(31)	(2,060)	(1,011)	(82)
Capital gains distributions	3,988	—	9,969	2,028	346
Total realized gain (loss) on investments
and capital gains distributions	3,575	(31)	7,909	1,017	264
Net unrealized appreciation
(depreciation) of investments	(6,592)	(219)	(13,103)	(2,033)	(771)
Net realized and unrealized gain (loss)
on investments	(3,017)	(250)	(5,194)	(1,016)	(507)
Net increase (decrease) in net assets
resulting from operations	$(3,195)	$(228)	$(5,364)	$(1,052)	$(516)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger Acorn	Wanger International	Wanger Select
Net investment income (loss)
Investment income:
Dividends	$—	$—	$13	$—
Expenses:
Mortality and expense risk charges	20	9	8	4
Net investment income (loss)	(20)	(9)	5	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(65)	(418)	(97)	(38)
Capital gains distributions	345	641	255	611
Total realized gain (loss) on investments
and capital gains distributions	280	223	158	573
Net unrealized appreciation
(depreciation) of investments	(757)	(1,064)	(860)	(1,183)
Net realized and unrealized gain (loss)
on investments	(477)	(841)	(702)	(610)
Net increase (decrease) in net assets
resulting from operations	$(497)	$(850)	$(697)	$(614)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Main Street Fund - Series I
Net assets at January 1, 2021	$964	$1,465	$176	$9	$270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(3)	(2)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	200	45	32	—	22
Net unrealized appreciation
(depreciation) of investments	(81)	340	(3)	1	47
Net increase (decrease) in net assets
resulting from operations	110	382	27	1	68
Changes from principal transactions:
Total unit transactions	(42)	(77)	(41)	—	(30)
Increase (decrease) in net assets
derived from principal transactions	(42)	(77)	(41)	—	(30)
Total increase (decrease) in net assets	68	305	(14)	1	38
Net assets at December 31, 2021	1,032	1,770	162	10	308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(1)	(1)	—	1
Total realized gain (loss) on investments
and capital gains distributions	198	154	33	—	88
Net unrealized appreciation
(depreciation) of investments	(521)	(487)	(82)	(4)	(152)
Net increase (decrease) in net assets
resulting from operations	(331)	(334)	(50)	(4)	(63)
Changes from principal transactions:
Total unit transactions	(59)	(371)	(8)	(4)	(28)
Increase (decrease) in net assets
derived from principal transactions	(59)	(371)	(8)	(4)	(28)
Total increase (decrease) in net assets	(390)	(705)	(58)	(8)	(91)
Net assets at December 31, 2022	$642	$1,065	$104	$2	$217
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2021	$495	$1,801	$480	$225	$2,773

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(3)	6	3	4
Total realized gain (loss) on investments
and capital gains distributions	61	350	8	32	220
Net unrealized appreciation
(depreciation) of investments	40	60	113	(28)	147
Net increase (decrease) in net assets
resulting from operations	98	407	127	7	371
Changes from principal transactions:
Total unit transactions	(113)	99	109	(126)	(339)
Increase (decrease) in net assets
derived from principal transactions	(113)	99	109	(126)	(339)
Total increase (decrease) in net assets	(15)	506	236	(119)	32
Net assets at December 31, 2021	480	2,307	716	106	2,805

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	8	3	7
Total realized gain (loss) on investments
and capital gains distributions	51	336	69	13	276
Net unrealized appreciation
(depreciation) of investments	(128)	(1,072)	(197)	(41)	(740)
Net increase (decrease) in net assets
resulting from operations	(79)	(737)	(120)	(25)	(457)
Changes from principal transactions:
Total unit transactions	25	254	111	76	191
Increase (decrease) in net assets
derived from principal transactions	25	254	111	76	191
Total increase (decrease) in net assets	(54)	(483)	(9)	51	(266)
Net assets at December 31, 2022	$426	$1,824	$707	$157	$2,539
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Net assets at January 1, 2021	$130	$356	$1,213	$1,329	$2,408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(4)	45	(18)	10
Total realized gain (loss) on investments
and capital gains distributions	—	—	4	153	49
Net unrealized appreciation
(depreciation) of investments	(5)	—	(5)	(113)	335
Net increase (decrease) in net assets
resulting from operations	(5)	(4)	44	22	394
Changes from principal transactions:
Total unit transactions	(18)	(86)	(40)	(204)	(221)
Increase (decrease) in net assets
derived from principal transactions	(18)	(86)	(40)	(204)	(221)
Total increase (decrease) in net assets	(23)	(90)	4	(182)	173
Net assets at December 31, 2021	107	266	1,217	1,147	2,581

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	47	(11)	11
Total realized gain (loss) on investments
and capital gains distributions	(2)	—	(16)	104	449
Net unrealized appreciation
(depreciation) of investments	(13)	—	(184)	(437)	(821)
Net increase (decrease) in net assets
resulting from operations	(14)	—	(153)	(344)	(361)
Changes from principal transactions:
Total unit transactions	(11)	(60)	(55)	(92)	(586)
Increase (decrease) in net assets
derived from principal transactions	(11)	(60)	(55)	(92)	(586)
Total increase (decrease) in net assets	(25)	(60)	(208)	(436)	(947)
Net assets at December 31, 2022	$82	$206	$1,009	$711	$1,634
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2021	$9,081	$24,789	$130	$3,762	$36,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	89	(208)	6	(13)	(293)
Total realized gain (loss) on investments
and capital gains distributions	1,340	7,551	—	634	6,550
Net unrealized appreciation
(depreciation) of investments	577	(2,741)	(2)	(85)	2,258
Net increase (decrease) in net assets
resulting from operations	2,006	4,602	4	536	8,515
Changes from principal transactions:
Total unit transactions	(631)	(4,910)	17	(1,094)	(5,717)
Increase (decrease) in net assets
derived from principal transactions	(631)	(4,910)	17	(1,094)	(5,717)
Total increase (decrease) in net assets	1,375	(308)	21	(558)	2,798
Net assets at December 31, 2021	10,456	24,481	151	3,204	39,717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	(61)	5	5	(124)
Total realized gain (loss) on investments
and capital gains distributions	538	1,838	(25)	30	2,633
Net unrealized appreciation
(depreciation) of investments	(1,221)	(7,813)	1	(844)	(13,076)
Net increase (decrease) in net assets
resulting from operations	(592)	(6,036)	(19)	(809)	(10,567)
Changes from principal transactions:
Total unit transactions	50	(913)	(11)	2	(4,043)
Increase (decrease) in net assets
derived from principal transactions	50	(913)	(11)	2	(4,043)
Total increase (decrease) in net assets	(542)	(6,949)	(30)	(807)	(14,610)
Net assets at December 31, 2022	$9,914	$17,532	$121	$2,397	$25,107
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Janus Henderson Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Net assets at January 1, 2021	$19,729	$411	$1,980	$14	$1,146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	2	5	—	(5)
Total realized gain (loss) on investments
and capital gains distributions	2,038	14	13	—	146
Net unrealized appreciation
(depreciation) of investments	3,057	(25)	465	2	155
Net increase (decrease) in net assets
resulting from operations	5,064	(9)	483	2	296
Changes from principal transactions:
Total unit transactions	(1,952)	(36)	(194)	—	(194)
Increase (decrease) in net assets
derived from principal transactions	(1,952)	(36)	(194)	—	(194)
Total increase (decrease) in net assets	3,112	(45)	289	2	102
Net assets at December 31, 2021	22,841	366	2,269	16	1,248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	2	4	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	964	16	271	3	73
Net unrealized appreciation
(depreciation) of investments	(5,306)	(69)	(526)	(7)	(224)
Net increase (decrease) in net assets
resulting from operations	(4,330)	(51)	(251)	(4)	(152)
Changes from principal transactions:
Total unit transactions	(1,228)	(14)	(225)	(12)	(40)
Increase (decrease) in net assets
derived from principal transactions	(1,228)	(14)	(225)	(12)	(40)
Total increase (decrease) in net assets	(5,558)	(65)	(476)	(16)	(192)
Net assets at December 31, 2022	$17,283	$301	$1,793	$—	$1,056
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S
Net assets at January 1, 2021	$2,603	$721	$44,650	$32,714	$51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	143	41	206	(338)	—
Total realized gain (loss) on investments
and capital gains distributions	57	1	3,093	26	—
Net unrealized appreciation
(depreciation) of investments	(32)	1	2,838	—	—
Net increase (decrease) in net assets
resulting from operations	168	43	6,137	(312)	—
Changes from principal transactions:
Total unit transactions	670	319	(5,339)	(4,707)	6
Increase (decrease) in net assets
derived from principal transactions	670	319	(5,339)	(4,707)	6
Total increase (decrease) in net assets	838	362	798	(5,019)	6
Net assets at December 31, 2021	3,441	1,083	45,448	27,695	57

Increase (decrease) in net assets
Operations:
Net investment income (loss)	189	39	203	52	1
Total realized gain (loss) on investments
and capital gains distributions	16	(11)	4,788	—	—
Net unrealized appreciation
(depreciation) of investments	(612)	(153)	(13,002)	—	—
Net increase (decrease) in net assets
resulting from operations	(407)	(125)	(8,011)	52	1
Changes from principal transactions:
Total unit transactions	(298)	(37)	(4,740)	(1,197)	(11)
Increase (decrease) in net assets
derived from principal transactions	(298)	(37)	(4,740)	(1,197)	(11)
Total increase (decrease) in net assets	(705)	(162)	(12,751)	(1,145)	(10)
Net assets at December 31, 2022	$2,736	$921	$32,697	$26,550	$47
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Institutional Class
Net assets at January 1, 2021	$73,855	$3,908	$192	$560	$13,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,252	44	5	25	529
Total realized gain (loss) on investments
and capital gains distributions	237	(24)	16	21	44
Net unrealized appreciation
(depreciation) of investments	(2,947)	264	(12)	(6)	(68)
Net increase (decrease) in net assets
resulting from operations	(1,458)	284	9	40	505
Changes from principal transactions:
Total unit transactions	(9,339)	(900)	(12)	171	(1,859)
Increase (decrease) in net assets
derived from principal transactions	(9,339)	(900)	(12)	171	(1,859)
Total increase (decrease) in net assets	(10,797)	(616)	(3)	211	(1,354)
Net assets at December 31, 2021	63,058	3,292	189	771	11,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	855	29	2	23	466
Total realized gain (loss) on investments
and capital gains distributions	(1,001)	164	13	47	(160)
Net unrealized appreciation
(depreciation) of investments	(9,276)	(659)	(55)	(213)	(1,824)
Net increase (decrease) in net assets
resulting from operations	(9,422)	(466)	(40)	(143)	(1,518)
Changes from principal transactions:
Total unit transactions	(6,804)	(380)	20	43	(964)
Increase (decrease) in net assets
derived from principal transactions	(6,804)	(380)	20	43	(964)
Total increase (decrease) in net assets	(16,226)	(846)	(20)	(100)	(2,482)
Net assets at December 31, 2022	$46,832	$2,446	$169	$671	$9,232
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net assets at January 1, 2021	$145,364	$6,270	$2,025	$3,637	$2,639

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,856)	100	24	30	11
Total realized gain (loss) on investments
and capital gains distributions	31,056	99	83	125	199
Net unrealized appreciation
(depreciation) of investments	(4,350)	1,228	379	(31)	161
Net increase (decrease) in net assets
resulting from operations	24,850	1,427	486	124	371
Changes from principal transactions:
Total unit transactions	(16,340)	(999)	(126)	(191)	(85)
Increase (decrease) in net assets
derived from principal transactions	(16,340)	(999)	(126)	(191)	(85)
Total increase (decrease) in net assets	8,510	428	360	(67)	286
Net assets at December 31, 2021	153,874	6,698	2,385	3,570	2,925

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,419)	42	8	32	(4)
Total realized gain (loss) on investments
and capital gains distributions	33,707	3,151	1,247	277	294
Net unrealized appreciation
(depreciation) of investments	(78,993)	(3,488)	(1,371)	(871)	(784)
Net increase (decrease) in net assets
resulting from operations	(46,705)	(295)	(116)	(562)	(494)
Changes from principal transactions:
Total unit transactions	(11,157)	(41)	235	23	(320)
Increase (decrease) in net assets
derived from principal transactions	(11,157)	(41)	235	23	(320)
Total increase (decrease) in net assets	(57,862)	(336)	119	(539)	(814)
Net assets at December 31, 2022	$96,012	$6,362	$2,504	$3,031	$2,111
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net assets at January 1, 2021	$3,388	$2,466	$738	$165	$1,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	15	(3)	4	27
Total realized gain (loss) on investments
and capital gains distributions	172	138	100	1	118
Net unrealized appreciation
(depreciation) of investments	216	46	84	4	(68)
Net increase (decrease) in net assets
resulting from operations	402	199	181	9	77
Changes from principal transactions:
Total unit transactions	(144)	41	(97)	8	39
Increase (decrease) in net assets
derived from principal transactions	(144)	41	(97)	8	39
Total increase (decrease) in net assets	258	240	84	17	116
Net assets at December 31, 2021	3,646	2,706	822	182	2,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	11	2	6	71
Total realized gain (loss) on investments
and capital gains distributions	288	229	68	—	(17)
Net unrealized appreciation
(depreciation) of investments	(860)	(673)	(246)	(30)	(406)
Net increase (decrease) in net assets
resulting from operations	(575)	(433)	(176)	(24)	(352)
Changes from principal transactions:
Total unit transactions	(799)	(184)	330	(5)	696
Increase (decrease) in net assets
derived from principal transactions	(799)	(184)	330	(5)	696
Total increase (decrease) in net assets	(1,374)	(617)	154	(29)	344
Net assets at December 31, 2022	$2,272	$2,089	$976	$153	$2,345
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2021	$1,398	$416	$2,703	$971	$2,145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	6	48	5	(28)
Total realized gain (loss) on investments
and capital gains distributions	1	(3)	12	(36)	293
Net unrealized appreciation
(depreciation) of investments	431	120	1,373	304	(475)
Net increase (decrease) in net assets
resulting from operations	468	123	1,433	273	(210)
Changes from principal transactions:
Total unit transactions	37	(45)	190	249	(279)
Increase (decrease) in net assets
derived from principal transactions	37	(45)	190	249	(279)
Total increase (decrease) in net assets	505	78	1,623	522	(489)
Net assets at December 31, 2021	1,903	494	4,326	1,493	1,656

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	7	39	7	(16)
Total realized gain (loss) on investments
and capital gains distributions	64	20	520	167	101
Net unrealized appreciation
(depreciation) of investments	(594)	(157)	(1,712)	(267)	(540)
Net increase (decrease) in net assets
resulting from operations	(487)	(130)	(1,153)	(93)	(455)
Changes from principal transactions:
Total unit transactions	(13)	(4)	(350)	39	(331)
Increase (decrease) in net assets
derived from principal transactions	(13)	(4)	(350)	39	(331)
Total increase (decrease) in net assets	(500)	(134)	(1,503)	(54)	(786)
Net assets at December 31, 2022	$1,403	$360	$2,823	$1,439	$870
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net assets at January 1, 2021	$12,570	$2,388	$54,500	$3,022	$2,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79)	(13)	37	24	(5)
Total realized gain (loss) on investments
and capital gains distributions	1,765	112	7,995	(5)	184
Net unrealized appreciation
(depreciation) of investments	(3,051)	310	1,688	685	(169)
Net increase (decrease) in net assets
resulting from operations	(1,365)	409	9,720	704	10
Changes from principal transactions:
Total unit transactions	(94)	(15)	178	(161)	(125)
Increase (decrease) in net assets
derived from principal transactions	(94)	(15)	178	(161)	(125)
Total increase (decrease) in net assets	(1,459)	394	9,898	543	(115)
Net assets at December 31, 2021	11,111	2,782	64,398	3,565	2,316

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(14)	320	33	12
Total realized gain (loss) on investments
and capital gains distributions	2,104	109	7,299	289	(148)
Net unrealized appreciation
(depreciation) of investments	(4,963)	(637)	(15,790)	(464)	(250)
Net increase (decrease) in net assets
resulting from operations	(2,911)	(542)	(8,171)	(142)	(386)
Changes from principal transactions:
Total unit transactions	(529)	(369)	(744)	(191)	(1,930)
Increase (decrease) in net assets
derived from principal transactions	(529)	(369)	(744)	(191)	(1,930)
Total increase (decrease) in net assets	(3,440)	(911)	(8,915)	(333)	(2,316)
Net assets at December 31, 2022	$7,671	$1,871	$55,483	$3,232	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2021	$13,123	$21	$6,795	$6,851	$11,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	199	1	92	104	159
Total realized gain (loss) on investments
and capital gains distributions	353	1	(482)	494	704
Net unrealized appreciation
(depreciation) of investments	(1,267)	(2)	1,097	(31)	549
Net increase (decrease) in net assets
resulting from operations	(715)	—	707	567	1,412
Changes from principal transactions:
Total unit transactions	(2,156)	(3)	(775)	(1,146)	(641)
Increase (decrease) in net assets
derived from principal transactions	(2,156)	(3)	(775)	(1,146)	(641)
Total increase (decrease) in net assets	(2,871)	(3)	(68)	(579)	771
Net assets at December 31, 2021	10,252	18	6,727	6,272	11,831

Increase (decrease) in net assets
Operations:
Net investment income (loss)	137	—	209	176	333
Total realized gain (loss) on investments
and capital gains distributions	(268)	(1)	(176)	472	1,599
Net unrealized appreciation
(depreciation) of investments	(1,756)	(3)	(683)	(1,744)	(4,203)
Net increase (decrease) in net assets
resulting from operations	(1,887)	(4)	(650)	(1,096)	(2,271)
Changes from principal transactions:
Total unit transactions	(1,074)	(1)	(256)	(931)	85
Increase (decrease) in net assets
derived from principal transactions	(1,074)	(1)	(256)	(931)	85
Total increase (decrease) in net assets	(2,961)	(5)	(906)	(2,027)	(2,186)
Net assets at December 31, 2022	$7,291	$13	$5,821	$4,245	$9,645
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net assets at January 1, 2021	$7,887	$40	$—	$2,099	$248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	100	1	—	57	—
Total realized gain (loss) on investments
and capital gains distributions	683	14	2	202	1
Net unrealized appreciation
(depreciation) of investments	536	(2)	(1)	(134)	37
Net increase (decrease) in net assets
resulting from operations	1,319	13	1	125	38
Changes from principal transactions:
Total unit transactions	647	215	12	134	(1)
Increase (decrease) in net assets
derived from principal transactions	647	215	12	134	(1)
Total increase (decrease) in net assets	1,966	228	13	259	37
Net assets at December 31, 2021	9,853	268	13	2,358	285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	303	10	2	65	3
Total realized gain (loss) on investments
and capital gains distributions	1,505	55	(1)	197	30
Net unrealized appreciation
(depreciation) of investments	(3,920)	(129)	(6)	(628)	(83)
Net increase (decrease) in net assets
resulting from operations	(2,112)	(64)	(5)	(366)	(50)
Changes from principal transactions:
Total unit transactions	1,083	157	53	59	(62)
Increase (decrease) in net assets
derived from principal transactions	1,083	157	53	59	(62)
Total increase (decrease) in net assets	(1,029)	93	48	(307)	(112)
Net assets at December 31, 2022	$8,824	$361	$61	$2,051	$173
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Net assets at January 1, 2021	$2,522	$5,428	$961	$403	$598

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	(47)	(6)	(4)	8
Total realized gain (loss) on investments
and capital gains distributions	(24)	462	117	25	12
Net unrealized appreciation
(depreciation) of investments	556	656	98	147	187
Net increase (decrease) in net assets
resulting from operations	545	1,071	209	168	207
Changes from principal transactions:
Total unit transactions	(284)	158	(90)	197	194
Increase (decrease) in net assets
derived from principal transactions	(284)	158	(90)	197	194
Total increase (decrease) in net assets	261	1,229	119	365	401
Net assets at December 31, 2021	2,783	6,657	1,080	768	999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	(37)	(5)	(5)	13
Total realized gain (loss) on investments
and capital gains distributions	485	330	141	114	34
Net unrealized appreciation
(depreciation) of investments	(667)	(1,901)	(329)	(226)	(59)
Net increase (decrease) in net assets
resulting from operations	(160)	(1,608)	(193)	(117)	(12)
Changes from principal transactions:
Total unit transactions	79	(415)	(124)	315	421
Increase (decrease) in net assets
derived from principal transactions	79	(415)	(124)	315	421
Total increase (decrease) in net assets	(81)	(2,023)	(317)	198	409
Net assets at December 31, 2022	$2,702	$4,634	$763	$966	$1,408
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net assets at January 1, 2021	$47,368	$69,252	$3,084	$52,502	$20,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	101	(832)	(4)	(613)	(185)
Total realized gain (loss) on investments
and capital gains distributions	936	7,763	16	9,487	2,670
Net unrealized appreciation
(depreciation) of investments	6,926	2,253	754	(2,559)	1,224
Net increase (decrease) in net assets
resulting from operations	7,963	9,184	766	6,315	3,709
Changes from principal transactions:
Total unit transactions	(5,180)	(8,000)	(455)	(4,082)	(1,638)
Increase (decrease) in net assets
derived from principal transactions	(5,180)	(8,000)	(455)	(4,082)	(1,638)
Total increase (decrease) in net assets	2,783	1,184	311	2,233	2,071
Net assets at December 31, 2021	50,151	70,436	3,395	54,735	23,039

Increase (decrease) in net assets
Operations:
Net investment income (loss)	222	(595)	4	(467)	(128)
Total realized gain (loss) on investments
and capital gains distributions	6,509	7,595	431	9,424	2,095
Net unrealized appreciation
(depreciation) of investments	(10,988)	(29,661)	(758)	(22,493)	(11,035)
Net increase (decrease) in net assets
resulting from operations	(4,257)	(22,661)	(323)	(13,536)	(9,068)
Changes from principal transactions:
Total unit transactions	(3,977)	(3,855)	(197)	(4,152)	(2,814)
Increase (decrease) in net assets
derived from principal transactions	(3,977)	(3,855)	(197)	(4,152)	(2,814)
Total increase (decrease) in net assets	(8,234)	(26,516)	(520)	(17,688)	(11,882)
Net assets at December 31, 2022	$41,917	$43,920	$2,875	$37,047	$11,157
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2021	$4,819	$6,745	$7,863	$1,641	$218,650

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67	50	78	(12)	(311)
Total realized gain (loss) on investments
and capital gains distributions	105	416	692	818	102,420
Net unrealized appreciation
(depreciation) of investments	208	543	94	(388)	(44,830)
Net increase (decrease) in net assets
resulting from operations	380	1,009	864	418	57,279
Changes from principal transactions:
Total unit transactions	(184)	(646)	(1,371)	(210)	(24,086)
Increase (decrease) in net assets
derived from principal transactions	(184)	(646)	(1,371)	(210)	(24,086)
Total increase (decrease) in net assets	196	363	(507)	208	33,193
Net assets at December 31, 2021	5,015	7,108	7,356	1,849	251,843

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	118	110	(9)	(104)
Total realized gain (loss) on investments
and capital gains distributions	239	693	573	89	16,282
Net unrealized appreciation
(depreciation) of investments	(1,169)	(2,230)	(2,044)	(363)	(54,633)
Net increase (decrease) in net assets
resulting from operations	(835)	(1,419)	(1,361)	(283)	(38,455)
Changes from principal transactions:
Total unit transactions	(691)	(223)	(811)	(220)	(17,061)
Increase (decrease) in net assets
derived from principal transactions	(691)	(223)	(811)	(220)	(17,061)
Total increase (decrease) in net assets	(1,526)	(1,642)	(2,172)	(503)	(55,516)
Net assets at December 31, 2022	$3,489	$5,466	$5,184	$1,346	$196,327
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Emerging Markets Index Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2021	$521	$1,346	$952	$71,703	$5,765

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	25	11	(103)	3
Total realized gain (loss) on investments
and capital gains distributions	25	16	32	9,875	178
Net unrealized appreciation
(depreciation) of investments	(49)	228	134	8,854	1,231
Net increase (decrease) in net assets
resulting from operations	(21)	269	177	18,626	1,412
Changes from principal transactions:
Total unit transactions	34	45	(81)	(9,281)	(868)
Increase (decrease) in net assets
derived from principal transactions	34	45	(81)	(9,281)	(868)
Total increase (decrease) in net assets	13	314	96	9,345	544
Net assets at December 31, 2021	534	1,660	1,048	81,048	6,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	27	11	(211)	5
Total realized gain (loss) on investments
and capital gains distributions	17	93	47	15,722	1,149
Net unrealized appreciation
(depreciation) of investments	(128)	(221)	(123)	(31,213)	(2,081)
Net increase (decrease) in net assets
resulting from operations	(104)	(101)	(65)	(15,702)	(927)
Changes from principal transactions:
Total unit transactions	8	6	(88)	(7,727)	(314)
Increase (decrease) in net assets
derived from principal transactions	8	6	(88)	(7,727)	(314)
Total increase (decrease) in net assets	(96)	(95)	(153)	(23,429)	(1,241)
Net assets at December 31, 2022	$438	$1,565	$895	$57,619	$5,068
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2021	$3,044	$10,245	$52	$66,701	$23,463

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	97	—	(531)	11
Total realized gain (loss) on investments
and capital gains distributions	(71)	224	1	6,773	2,983
Net unrealized appreciation
(depreciation) of investments	833	650	4	11,897	2,739
Net increase (decrease) in net assets
resulting from operations	756	971	5	18,139	5,733
Changes from principal transactions:
Total unit transactions	(493)	(660)	(3)	(7,106)	(2,312)
Increase (decrease) in net assets
derived from principal transactions	(493)	(660)	(3)	(7,106)	(2,312)
Total increase (decrease) in net assets	263	311	2	11,033	3,421
Net assets at December 31, 2021	3,307	10,556	54	77,734	26,884

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	194	1	(497)	(89)
Total realized gain (loss) on investments
and capital gains distributions	374	61	2	7,107	1,846
Net unrealized appreciation
(depreciation) of investments	(843)	(1,729)	(12)	(29,962)	(7,211)
Net increase (decrease) in net assets
resulting from operations	(468)	(1,474)	(9)	(23,352)	(5,454)
Changes from principal transactions:
Total unit transactions	(277)	627	(24)	(4,815)	(1,813)
Increase (decrease) in net assets
derived from principal transactions	(277)	627	(24)	(4,815)	(1,813)
Total increase (decrease) in net assets	(745)	(847)	(33)	(28,167)	(7,267)
Net assets at December 31, 2022	$2,562	$9,709	$21	$49,567	$19,617
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2021	$30,295	$931	$2,869	$1,899	$4,370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	276	5	(32)	5	(23)
Total realized gain (loss) on investments
and capital gains distributions	1,118	12	215	155	193
Net unrealized appreciation
(depreciation) of investments	4,878	177	96	233	419
Net increase (decrease) in net assets
resulting from operations	6,272	194	279	393	589
Changes from principal transactions:
Total unit transactions	(3,056)	(28)	(136)	(44)	(347)
Increase (decrease) in net assets
derived from principal transactions	(3,056)	(28)	(136)	(44)	(347)
Total increase (decrease) in net assets	3,216	166	143	349	242
Net assets at December 31, 2021	33,511	1,097	3,012	2,248	4,612

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	(2)	(26)	5	(8)
Total realized gain (loss) on investments
and capital gains distributions	847	43	207	115	323
Net unrealized appreciation
(depreciation) of investments	(3,068)	(110)	(1,023)	(532)	(1,301)
Net increase (decrease) in net assets
resulting from operations	(2,187)	(69)	(842)	(412)	(986)
Changes from principal transactions:
Total unit transactions	(2,463)	(142)	(143)	81	82
Increase (decrease) in net assets
derived from principal transactions	(2,463)	(142)	(143)	81	82
Total increase (decrease) in net assets	(4,650)	(211)	(985)	(331)	(904)
Net assets at December 31, 2022	$28,861	$886	$2,027	$1,917	$3,708
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2021	$19,054	$2,412	$20,453	$4,151	$2,047

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(201)	25	(229)	(55)	(12)
Total realized gain (loss) on investments
and capital gains distributions	87	26	3,458	1,005	200
Net unrealized appreciation
(depreciation) of investments	2,591	(110)	(1,043)	(491)	(105)
Net increase (decrease) in net assets
resulting from operations	2,477	(59)	2,186	459	83
Changes from principal transactions:
Total unit transactions	(2,808)	(700)	(1,595)	(342)	88
Increase (decrease) in net assets
derived from principal transactions	(2,808)	(700)	(1,595)	(342)	88
Total increase (decrease) in net assets	(331)	(759)	591	117	171
Net assets at December 31, 2021	18,723	1,653	21,044	4,268	2,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(178)	22	(170)	(36)	(9)
Total realized gain (loss) on investments
and capital gains distributions	3,575	(31)	7,909	1,017	264
Net unrealized appreciation
(depreciation) of investments	(6,592)	(219)	(13,103)	(2,033)	(771)
Net increase (decrease) in net assets
resulting from operations	(3,195)	(228)	(5,364)	(1,052)	(516)
Changes from principal transactions:
Total unit transactions	(1,662)	59	(1,379)	(660)	(57)
Increase (decrease) in net assets
derived from principal transactions	(1,662)	59	(1,379)	(660)	(57)
Total increase (decrease) in net assets	(4,857)	(169)	(6,743)	(1,712)	(573)
Net assets at December 31, 2022	$13,866	$1,484	$14,301	$2,556	$1,645
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger Acorn	Wanger International	Wanger Select
Net assets at January 1, 2021	$2,601	$2,524	$1,775	$1,563

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	5	(1)	(6)
Total realized gain (loss) on investments
and capital gains distributions	367	112	76	178
Net unrealized appreciation
(depreciation) of investments	(255)	93	240	(90)
Net increase (decrease) in net assets
resulting from operations	81	210	315	82
Changes from principal transactions:
Total unit transactions	(565)	(211)	(17)	107
Increase (decrease) in net assets
derived from principal transactions	(565)	(211)	(17)	107
Total increase (decrease) in net assets	(484)	(1)	298	189
Net assets at December 31, 2021	2,117	2,523	2,073	1,752

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(9)	5	(4)
Total realized gain (loss) on investments
and capital gains distributions	280	223	158	573
Net unrealized appreciation
(depreciation) of investments	(757)	(1,064)	(860)	(1,183)
Net increase (decrease) in net assets
resulting from operations	(497)	(850)	(697)	(614)
Changes from principal transactions:
Total unit transactions	(143)	(446)	(94)	(6)
Increase (decrease) in net assets
derived from principal transactions	(143)	(446)	(94)	(6)
Total increase (decrease) in net assets	(640)	(1,296)	(791)	(620)
Net assets at December 31, 2022	$1,477	$1,227	$1,282	$1,132
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. ORGANIZATION
Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the "Account") was established by Voya Retirement Insurance and Annuity Company ("VRIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. In May 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2022, the Account had 102 investment divisions (the "Divisions"), 29 of which invest in independently managed mutual funds and 73 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC ("VIL"). The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts").

The Divisions with asset balances at December 31, 2022 and related Trusts are as follows:

AIM Variable Insurance Funds:	Franklin Templeton Variable Insurance Products Trust:
Invesco V.I. American Franchise Fund - Series I	Franklin Small Cap Value VIP Fund - Class 2
Invesco V.I. Core Equity Fund - Series I	Lord Abbett Series Fund, Inc.:
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Invesco V.I. Global Fund - Series I	PIMCO Variable Insurance Trust:
Invesco V.I. Main Street Fund - Series I	PIMCO VIT Real Return Portfolio - Administrative Class
Invesco V.I. Main Street Small Cap Fund - Series I	Pioneer Variable Contracts Trust:
American Funds Insurance Series:	Pioneer High Yield VCT Portfolio - Class I
American Funds Insurance Series® Growth Fund - Class 2	Voya Balanced Portfolio, Inc.:
American Funds Insurance Series® Growth-Income Fund - Class 2	Voya Balanced Portfolio - Class I
American Funds Insurance Series® International Fund - Class 2	Voya Government Money Market Portfolio:
Calvert Variable Series, Inc.:	Voya Government Money Market Portfolio - Class I
Calvert VP SRI Balanced Portfolio	Voya Government Money Market Portfolio - Class S
Federated Hermes Insurance Series:	Voya Intermediate Bond Portfolio:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Voya Intermediate Bond Portfolio - Class I
Federated Hermes Government Money Fund II - Service Shares	Voya Investors Trust:
Federated Hermes High Income Bond Fund II - Primary Shares	Voya Balanced Income Portfolio - Service Class
Federated Hermes Kaufmann Fund II - Primary Shares	Voya Global Perspectives® Portfolio - Class A
Federated Hermes Managed Volatility Fund II - Primary Shares	Voya Global Perspectives® Portfolio - Class I
Fidelity Variable Insurance Products Fund:	Voya High Yield Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Large Cap Growth Portfolio - Institutional Class
Fidelity® VIP Growth Portfolio - Initial Class	Voya Large Cap Value Portfolio - Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	Voya Large Cap Value Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Initial Class	Voya Retirement Conservative Portfolio - Adviser Class
Fidelity Variable Insurance Products Fund II:	Voya Retirement Growth Portfolio - Adviser Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Fidelity® VIP Index 500 Portfolio - Initial Class	Voya Retirement Moderate Portfolio - Adviser Class
Fidelity Variable Insurance Products Fund V:	Voya U.S. Stock Index Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio - Service Class	Voya Strategic Allocation Growth Portfolio - Class I
VY® CBRE Global Real Estate Portfolio - Institutional Class	Voya Strategic Allocation Moderate Portfolio - Class I
VY® CBRE Global Real Estate Portfolio - Service Class	Voya Variable Funds:
VY® CBRE Real Estate Portfolio - Service Class	Voya Growth and Income Portfolio - Class A
VY® Invesco Growth and Income Portfolio - Service Class	Voya Growth and Income Portfolio - Class I
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	Voya Variable Portfolios, Inc.:
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	Voya Emerging Markets Index Portfolio - Class I
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class I
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class S
VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Index Plus LargeCap Portfolio - Class I
Voya Partners, Inc.:	Voya Index Plus MidCap Portfolio - Class I
Voya Global Bond Portfolio - Initial Class	Voya Index Plus SmallCap Portfolio - Class I
Voya Global Bond Portfolio - Service Class	Voya International Index Portfolio - Class I
Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International Index Portfolio - Class S
Voya Solution 2025 Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Solution 2035 Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class I
Voya Solution 2045 Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Solution 2055 Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Solution 2065 Portfolio - Service Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Solution Income Portfolio - Service Class	Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Solution Moderately Aggressive Portfolio - Service Class	Voya Russell™ Small Cap Index Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya Small Company Portfolio - Class I
VY® Baron Growth Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I
VY® Columbia Contrarian Core Portfolio - Service Class	Voya Variable Products Trust:
VY® Columbia Small Cap Value II Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class I
VY® Invesco Comstock Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class I
VY® Invesco Global Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Wanger Advisors Trust:
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Wanger Acorn
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Wanger International
Voya Strategic Allocation Portfolios, Inc.:	Wanger Select
Voya Strategic Allocation Conservative Portfolio - Class I

The names of certain Divisions were changed during 2022. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Voya Investors Trust:	Voya Investors Trust:
VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® CBRE Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class
VY® CBRE Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Wanger Advisors Trust:	Wanger Advisors Trust:
Wanger Acorn	Wanger USA

During 2022, the following Division was closed to contract owners.

Janus Aspen Series:	Voya Investors Trust:
Janus Henderson Balanced Portfolio - Institutional Shares	VY® T. Rowe Price International Stock Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. FINANCIAL INSTRUMENTS

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2022 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2022. The Account had no liabilities as of December 31, 2022.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts an annual charge of up to 0.50% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. RELATED PARTY TRANSACTIONS

Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.19% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I	$338	$184
Invesco V.I. Core Equity Fund - Series I	353	543
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	32	10
Invesco V.I. Global Fund - Series I	—	4
Invesco V.I. Main Street Fund - Series I	99	36
Invesco V.I. Main Street Small Cap Fund - Series I	91	17
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	684	146
American Funds Insurance Series® Growth-Income Fund - Class 2	209	25
American Funds Insurance Series® International Fund - Class 2	111	15
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	793	366
Federated Hermes Insurance Series:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	2	12
Federated Hermes Government Money Fund II - Service Shares	77	137
Federated Hermes High Income Bond Fund II - Primary Shares	109	117
Federated Hermes Kaufmann Fund II - Primary Shares	106	107
Federated Hermes Managed Volatility Fund II - Primary Shares	532	618
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,189	714
Fidelity® VIP Growth Portfolio - Initial Class	3,262	2,795
Fidelity® VIP High Income Portfolio - Initial Class	210	216
Fidelity® VIP Overseas Portfolio - Initial Class	213	184
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,208	5,005
Fidelity® VIP Index 500 Portfolio - Initial Class	640	1,705
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	25	19
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	466	320
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	1	13
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	122	96
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	388	496
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	112	110
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	5,924	5,791
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	8,672	9,816
Voya Government Money Market Portfolio - Class S	—	10
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	2,712	8,512
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	312	439
Voya Global Perspectives® Portfolio - Class A	47	10
Voya Global Perspectives® Portfolio - Class I	173	49
Voya High Yield Portfolio - Institutional Class	896	1,393

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Large Cap Growth Portfolio - Institutional Class	$38,682	$13,392
Voya Large Cap Value Portfolio - Institutional Class	4,579	797
Voya Large Cap Value Portfolio - Service Class	1,955	282
Voya Retirement Conservative Portfolio - Adviser Class	840	463
Voya Retirement Growth Portfolio - Adviser Class	351	371
Voya Retirement Moderate Growth Portfolio - Adviser Class	385	898
Voya Retirement Moderate Portfolio - Adviser Class	295	212
Voya U.S. Stock Index Portfolio - Service Class	499	104
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	10	8
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	1,143	377
VY® CBRE Global Real Estate Portfolio - Institutional Class	259	147
VY® CBRE Global Real Estate Portfolio - Service Class	80	55
VY® CBRE Real Estate Portfolio - Service Class	935	679
VY® Invesco Growth and Income Portfolio - Service Class	361	137
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	357	357
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	2,646	852
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	620	671
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	11,983	5,440
VY® T. Rowe Price Equity Income Portfolio - Service Class	621	450
VY® T. Rowe Price International Stock Portfolio - Service Class	361	2,057
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	541	1,477
Voya Global Bond Portfolio - Service Class	1	2
Voya International High Dividend Low Volatility Portfolio - Initial Class	766	813
Voya Solution 2025 Portfolio - Service Class	1,110	1,086
Voya Solution 2035 Portfolio - Service Class	2,530	525
Voya Solution 2045 Portfolio - Service Class	3,433	449
Voya Solution 2055 Portfolio - Service Class	231	10
Voya Solution 2065 Portfolio - Service Class	65	8
Voya Solution Income Portfolio - Service Class	522	186
Voya Solution Moderately Aggressive Portfolio - Service Class	32	66
VY® American Century Small-Mid Cap Value Portfolio - Service Class	840	277
VY® Baron Growth Portfolio - Service Class	880	794
VY® Columbia Contrarian Core Portfolio - Service Class	181	174
VY® Columbia Small Cap Value II Portfolio - Service Class	611	200
VY® Invesco Comstock Portfolio - Service Class	599	162
VY® Invesco Equity and Income Portfolio - Initial Class	8,170	5,652
VY® Invesco Global Portfolio - Initial Class	8,307	5,238
VY® JPMorgan Mid Cap Value Portfolio - Service Class	691	402
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	10,337	5,321
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	3,025	3,506
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	710	979
Voya Strategic Allocation Growth Portfolio - Class I	1,160	526
Voya Strategic Allocation Moderate Portfolio - Class I	956	1,046
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	218	246
Voya Growth and Income Portfolio - Class I	38,065	27,276
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	81	51
Voya Global High Dividend Low Volatility Portfolio - Class I	361	279
Voya Global High Dividend Low Volatility Portfolio - Class S	139	185
Voya Index Plus LargeCap Portfolio - Class I	17,448	9,366
Voya Index Plus MidCap Portfolio - Class I	1,243	431
Voya Index Plus SmallCap Portfolio - Class I	515	372

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya International Index Portfolio - Class I	$2,223	$1,401
Voya International Index Portfolio - Class S	2	24
Voya Russell™ Large Cap Growth Index Portfolio - Class I	6,414	6,684
Voya Russell™ Large Cap Index Portfolio - Class I	2,289	3,354
Voya Russell™ Large Cap Value Index Portfolio - Class I	1,160	3,587
Voya Russell™ Large Cap Value Index Portfolio - Class S	11	155
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	474	408
Voya Russell™ Mid Cap Index Portfolio - Class I	387	150
Voya Russell™ Small Cap Index Portfolio - Class I	841	442
Voya Small Company Portfolio - Class I	4,144	1,995
Voya U.S. Bond Index Portfolio - Class I	272	192
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	10,326	1,905
Voya MidCap Opportunities Portfolio - Class S	2,088	755
Voya SmallCap Opportunities Portfolio - Class I	444	165
Voya SmallCap Opportunities Portfolio - Class S	518	337
Wanger Advisors Trust:
Wanger Acorn	701	514
Wanger International	384	218
Wanger Select	633	32

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. CHANGES IN UNITS
The changes in units outstanding were as follows:

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I	978	1,714	(736)	19,029	19,410	(381)
Invesco V.I. Core Equity Fund - Series I	5,400	17,855	(12,455)	51,054	53,788	(2,734)
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	3	234	(231)	105,630	106,697	(1,067)
Invesco V.I. Global Fund - Series I	—	190	(190)	—	—	—
Invesco V.I. Main Street Fund - Series I	—	897	(897)	81,509	82,350	(841)
Invesco V.I. Main Street Small Cap Fund - Series I	1,162	405	757	1,565	4,270	(2,705)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	12,464	4,291	8,173	9,463	6,307	3,156
American Funds Insurance Series® Growth-Income Fund - Class 2	2,788	454	2,334	2,408	254	2,154
American Funds Insurance Series® International Fund - Class 2	4,252	710	3,542	1,371	5,763	(4,392)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	12,682	3,589	9,093	9,516	20,447	(10,931)
Federated Hermes Insurance Series:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	6	588	(582)	17	924	(907)
Federated Hermes Government Money Fund II - Service Shares	6,281	11,342	(5,061)	2,885	10,026	(7,141)
Federated Hermes High Income Bond Fund II - Primary Shares	3,964	3,578	386	13,798	11,843	1,955
Federated Hermes Kaufmann Fund II - Primary Shares	153	2,880	(2,727)	24	4,647	(4,623)
Federated Hermes Managed Volatility Fund II - Primary Shares	51	17,837	(17,786)	12,787	19,055	(6,268)
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	22,442	18,223	4,219	24,283	40,954	(16,671)
Fidelity® VIP Growth Portfolio - Initial Class	24,931	43,052	(18,121)	25,110	115,064	(89,954)
Fidelity® VIP High Income Portfolio - Initial Class	11,661	12,277	(616)	155,113	154,204	909
Fidelity® VIP Overseas Portfolio - Initial Class	10,623	10,815	(192)	11,746	61,111	(49,365)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	23,284	99,267	(75,983)	19,079	145,153	(126,074)
Fidelity® VIP Index 500 Portfolio - Initial Class	2,846	18,020	(15,174)	3,650	27,160	(23,510)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	569	(569)	—	1,374	(1,374)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	2,159	7,992	(5,833)	12,138	15,716	(3,578)
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	473	(473)	—	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	1,469	3,030	(1,561)	3,938	10,896	(6,958)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	13,094	29,794	(16,700)	75,171	33,635	41,536
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	3,417	5,223	(1,806)	17,137	1,833	15,304
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	16,745	113,774	(97,029)	3,693,221	3,798,975	(105,754)
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	748,542	820,469	(71,927)	3,460,148	3,863,432	(403,284)
Voya Government Money Market Portfolio - Class S	—	1,064	(1,064)	791	80	711
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	70,431	369,398	(298,967)	1,938,875	2,323,237	(384,362)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	1,527	23,562	(22,035)	36,211	83,670	(47,459)
Voya Global Perspectives® Portfolio - Class A	1,939	608	1,331	4,423	5,093	(670)

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Global Perspectives® Portfolio - Class I	6,277	3,510	2,767	12,415	1,408	11,007
Voya High Yield Portfolio - Institutional Class	32,246	126,537	(94,291)	947,454	1,112,879	(165,425)
Voya Large Cap Growth Portfolio - Institutional Class	22,310	239,908	(217,598)	1,284,923	1,561,040	(276,117)
Voya Large Cap Value Portfolio - Institutional Class	29,157	32,881	(3,724)	17,835	56,322	(38,487)
Voya Large Cap Value Portfolio - Service Class	18,532	9,562	8,970	17,195	22,764	(5,569)
Voya Retirement Conservative Portfolio - Adviser Class	31,008	31,485	(477)	19,936	32,555	(12,619)
Voya Retirement Growth Portfolio - Adviser Class	1,064	16,627	(15,563)	20,675	24,586	(3,911)
Voya Retirement Moderate Growth Portfolio - Adviser Class	3,358	44,496	(41,138)	8,941	16,742	(7,801)
Voya Retirement Moderate Portfolio - Adviser Class	—	11,633	(11,633)	24,340	22,521	1,819
Voya U.S. Stock Index Portfolio - Service Class	32,380	7,043	25,337	5,208	12,360	(7,152)
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	237	574	(337)	1,101	401	700
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	92,142	31,671	60,471	101,277	97,128	4,149
VY® CBRE Global Real Estate Portfolio - Institutional Class	8,391	9,515	(1,124)	7,496	6,010	1,486
VY® CBRE Global Real Estate Portfolio - Service Class	2,387	2,708	(321)	3,901	6,583	(2,682)
VY® CBRE Real Estate Portfolio - Service Class	9,409	22,431	(13,022)	12,413	4,855	7,558
VY® Invesco Growth and Income Portfolio - Service Class	5,746	4,211	1,535	16,770	9,568	7,202
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	455	16,724	(16,269)	3,616	12,368	(8,752)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	19,248	48,042	(28,794)	74,164	78,953	(4,789)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	7,863	17,953	(10,090)	7,636	8,675	(1,039)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	142,392	156,069	(13,677)	157,734	159,041	(1,307)
VY® T. Rowe Price Equity Income Portfolio - Service Class	8,135	13,278	(5,143)	9,746	14,032	(4,286)
VY® T. Rowe Price International Stock Portfolio - Service Class	1,827	123,128	(121,301)	16,942	23,414	(6,472)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	23,053	101,778	(78,725)	807,336	943,202	(135,866)
Voya Global Bond Portfolio - Service Class	8	98	(90)	10,335	10,440	(105)
Voya International High Dividend Low Volatility Portfolio - Initial Class	43,262	66,279	(23,017)	872,459	934,954	(62,495)
Voya Solution 2025 Portfolio - Service Class	6,742	55,135	(48,393)	43,248	94,573	(51,325)
Voya Solution 2035 Portfolio - Service Class	29,049	24,728	4,321	34,601	61,657	(27,056)
Voya Solution 2045 Portfolio - Service Class	59,176	14,714	44,462	39,830	14,560	25,270
Voya Solution 2055 Portfolio - Service Class	7,842	349	7,493	9,470	484	8,986
Voya Solution 2065 Portfolio - Service Class	5,380	695	4,685	2,334	1,366	968
Voya Solution Income Portfolio - Service Class	13,567	10,094	3,473	46,801	39,180	7,621
Voya Solution Moderately Aggressive Portfolio - Service Class	—	4,175	(4,175)	—	126	(126)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	7,831	6,340	1,491	15,774	27,025	(11,251)
VY® Baron Growth Portfolio - Service Class	7,895	15,159	(7,264)	11,136	8,882	2,254
VY® Columbia Contrarian Core Portfolio - Service Class	1,220	4,542	(3,322)	2,249	4,667	(2,418)
VY® Columbia Small Cap Value II Portfolio - Service Class	17,774	7,614	10,160	23,526	16,144	7,382
VY® Invesco Comstock Portfolio - Service Class	16,982	4,895	12,087	7,754	1,830	5,924
VY® Invesco Equity and Income Portfolio - Initial Class	59,125	202,180	(143,055)	69,620	254,088	(184,468)
VY® Invesco Global Portfolio - Initial Class	42,188	167,120	(124,932)	803,615	1,013,797	(210,182)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	5,471	10,265	(4,794)	11,727	24,947	(13,220)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	19,509	111,694	(92,185)	27,746	102,797	(75,051)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	10,853	55,849	(44,996)	421,690	449,119	(27,429)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	8,631	32,715	(24,084)	806,662	808,128	(1,466)
Voya Strategic Allocation Growth Portfolio - Class I	11,050	16,980	(5,930)	831,269	851,104	(19,835)
Voya Strategic Allocation Moderate Portfolio - Class I	3,466	30,415	(26,949)	670,746	722,942	(52,196)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	—	7,008	(7,008)	637,037	643,719	(6,682)
Voya Growth and Income Portfolio - Class I	65,016	378,118	(313,102)	4,344,605	4,713,515	(368,910)
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	5,687	3,949	1,738	9,209	6,531	2,678

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Global High Dividend Low Volatility Portfolio - Class I	20,071	20,128	(57)	10,909	7,820	3,089
Voya Global High Dividend Low Volatility Portfolio - Class S	6,314	12,657	(6,343)	7,948	13,873	(5,925)
Voya Index Plus LargeCap Portfolio - Class I	18,433	194,215	(175,782)	5,423,029	5,631,626	(208,597)
Voya Index Plus MidCap Portfolio - Class I	4,398	12,578	(8,180)	19,689	43,725	(24,036)
Voya Index Plus SmallCap Portfolio - Class I	3,610	11,224	(7,614)	18,137	34,555	(16,418)
Voya International Index Portfolio - Class I	137,862	79,153	58,709	645,864	672,557	(26,693)
Voya International Index Portfolio - Class S	—	1,326	(1,326)	—	122	(122)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	18,324	97,626	(79,302)	883,496	993,830	(110,334)
Voya Russell™ Large Cap Index Portfolio - Class I	35,886	76,709	(40,823)	779,495	822,869	(43,374)
Voya Russell™ Large Cap Value Index Portfolio - Class I	37,694	149,226	(111,532)	62,965	182,855	(119,890)
Voya Russell™ Large Cap Value Index Portfolio - Class S	—	3,861	(3,861)	—	822	(822)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	13,722	20,937	(7,215)	17,719	23,521	(5,802)
Voya Russell™ Mid Cap Index Portfolio - Class I	6,748	4,768	1,980	9,409	10,773	(1,364)
Voya Russell™ Small Cap Index Portfolio - Class I	23,089	31,715	(8,626)	35,169	61,501	(26,332)
Voya Small Company Portfolio - Class I	2,997	33,314	(30,317)	562,940	610,589	(47,649)
Voya U.S. Bond Index Portfolio - Class I	18,554	14,399	4,155	44,860	88,929	(44,069)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	9,277	67,356	(58,079)	1,029,270	1,083,323	(54,053)
Voya MidCap Opportunities Portfolio - Class S	2,250	19,761	(17,511)	19,348	24,212	(4,864)
Voya SmallCap Opportunities Portfolio - Class I	3,947	6,405	(2,458)	7,946	5,637	2,309
Voya SmallCap Opportunities Portfolio - Class S	7,551	13,986	(6,435)	32,141	53,906	(21,765)
Wanger Advisors Trust:
Wanger Acorn	2,192	16,131	(13,939)	2,952	7,648	(4,696)
Wanger International	7,919	14,200	(6,281)	14,111	14,682	(571)
Wanger Select	883	1,038	(155)	5,043	1,932	3,111

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for variable annuity contracts, investment income ratios, expense ratios, excluding expenses of underlying funds, and total returns for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 follows:

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco V.I. American Franchise Fund - Series I
	2022		8	$108.06	to	$25.98	$642	0.00%	0.10%	to	1.25%	-31.19%	to	-31.97%
*	2021		9	$157.03	to	$38.19	$1,032	0.00%	0.10%	to	1.25%	11.82%	to	10.54%
	2020		9	$140.43	to	$34.55	$964	0.11%	0.10%	to	1.25%	42.21%	to	40.56%
*	2019		12	$98.75	to	$24.58	$913	0.00%	0.10%	to	1.25%	36.62%	to	35.05%
*	2018		13	$72.28	to	$18.20	$738	0.00%	0.10%	to	1.25%	-3.72%	to	-4.81%
Invesco V.I. Core Equity Fund - Series I
	2022		44	$26.50	to	$20.60	$1,065	0.78%	0.10%	to	1.50%	-20.63%	to	-21.70%
*	2021		56	$33.39	to	$26.31	$1,770	0.68%	0.10%	to	1.50%	27.64%	to	25.82%
*	2020		59	$26.16	to	$20.91	$1,465	1.27%	0.10%	to	1.50%	13.74%	to	12.12%
*	2019		62	$23.00	to	$18.65	$1,369	1.00%	0.10%	to	1.50%	28.78%	to	27.04%
*	2018		66	$17.86	to	$14.68	$1,138	0.92%	0.10%	to	1.50%	-9.48%	to	-10.71%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
	2022		3	$37.43	to	$28.07	$104	0.00%	0.80%	to	1.25%	-31.52%	to	-31.85%
	2021		3	$54.66	to	$41.19	$162	0.00%	0.80%	to	1.25%	18.13%	to	17.62%
	2020		4	$46.27	to	$35.02	$176	0.00%	0.80%	to	1.25%	39.58%	to	38.91%
	2019		5	$33.15	to	$25.21	$137	0.00%	0.80%	to	1.25%	38.24%	to	37.61%
	2018		5	$23.98	to	$18.32	$109	0.00%	0.80%	to	1.25%	-6.84%	to	-7.24%
Invesco V.I. Global Fund - Series I
	2022		—		$24.42		$2	0.00%		1.00%			-32.45%
	2021		—		$36.15		$10	0.00%		1.00%			14.33%
	2020		—		$31.62		$9	0.00%		1.00%			26.38%
	2019		—		$25.02		$7	0.92%		1.00%			30.45%
	2018		—		$19.18		$5	0.00%		1.00%			-14.03%
Invesco V.I. Main Street Fund - Series I
	2022		7	$34.31	to	$27.38	$217	1.52%	0.80%	to	1.25%	-20.78%	to	-21.12%
	2021		8	$43.31	to	$34.71	$308	0.69%	0.80%	to	1.25%	26.53%	to	25.99%
	2020		9	$34.23	to	$27.55	$270	1.50%	0.80%	to	1.25%	13.04%	to	12.49%
	2019		10	$30.28	to	$24.49	$264	1.09%	0.80%	to	1.25%	31.03%	to	30.47%
	2018		11	$23.11	to	$18.77	$224	1.12%	0.80%	to	1.25%	-8.62%	to	-9.06%
Invesco V.I. Main Street Small Cap Fund - Series I
	2022		12	$37.39	to	$36.73	$426	0.44%	0.10%	to	1.25%	-15.92%	to	-16.88%
*	2021		11	$44.47	to	$44.19	$480	0.41%	0.10%	to	1.25%	22.41%	to	21.04%
*	2020		14	$36.33	to	$36.51	$495	0.61%	0.10%	to	1.25%	19.82%	to	18.46%
*	2019		16	$30.32	to	$30.82	$483	0.22%	0.10%	to	1.25%	26.33%	to	24.88%
*	2018		23	$24.00	to	$24.68	$552	0.39%	0.10%	to	1.25%	-10.41%	to	-11.45%
American Funds Insurance Series® Growth Fund - Class 2
	2022		68	$27.72	to	$24.56	$1,824	0.34%	0.10%	to	1.50%	-30.00%	to	-30.97%
*	2021		60	$39.60	to	$35.58	$2,307	0.24%	0.10%	to	1.50%	21.88%	to	12.10%
	2020		56	$32.49	to	$30.10	$1,801	0.26%	0.10%	to	1.25%	51.89%	to	50.20%
	2019		61	$21.39	to	$20.04	$1,287	0.76%	0.10%	to	1.25%	30.67%	to	29.12%
	2018		63	$16.37	to	$15.52	$1,022	0.58%	0.10%	to	1.25%	-0.37%	to	-1.46%
American Funds Insurance Series® Growth-Income Fund - Class 2
	2022		15		$47.06		$707	1.26%		0.10%			-16.59%
	2021		13		$56.42		$716	1.17%		0.10%			23.97%
	2020		11		$45.51		$480	1.18%		0.10%			13.43%
	2019		13		$40.12		$540	1.77%		0.10%			26.01%
	2018		12		$31.84		$395	0.02%		0.10%			-1.88%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
American Funds Insurance Series® International Fund - Class 2
	2022		8		$20.85		$157	2.28%		0.10%			-20.84%
	2021		4		$26.34		$106	1.81%		0.10%			-1.61%
	2020		8		$26.77		$225	0.39%		0.10%			13.87%
	2019		12		$23.51		$290	1.73%		0.10%			22.77%
	2018		9		$19.15		$164	1.63%		0.10%			-13.23%
Calvert VP SRI Balanced Portfolio
	2022		71	$25.08	to	$44.50	$2,539	1.09%	0.10%	to	1.50%	-15.50%	to	-16.67%
*	2021		62	$29.68	to	$53.40	$2,805	1.11%	0.10%	to	1.50%	15.04%	to	13.40%
*	2020		73	$25.80	to	$47.09	$2,773	1.46%	0.10%	to	1.50%	3.45%	to	13.55%
*	2019		74	$49.46	to	$41.47	$2,426	1.59%	0.75%	to	1.50%	23.46%	to	6.63%
*	2018		72	$40.06	to	$19.39	$1,950	1.96%	0.75%	to	1.40%	-3.38%	to	-4.01%
Federated Hermes Fund for U.S. Government Securities II - Primary Shares
	2022		5		$17.82		$82	2.12%		1.40%			-13.79%
	2021		5		$20.67		$107	1.69%		1.40%			-3.41%
	2020		6		$21.40		$130	2.30%		1.40%			3.73%
	2019		6		$20.63		$131	2.56%		1.40%			4.40%
	2018		7		$19.76		$145	2.66%		1.40%			-0.95%
Federated Hermes Government Money Fund II - Service Shares
	2022		18	$8.91	to	$11.79	$206	1.27%	1.25%	to	1.40%	-0.11%	to	-0.25%
	2021		23	$8.92	to	$11.82	$266	0.00%	1.25%	to	1.40%	-1.22%	to	-1.42%
	2020		30	$9.03	to	$11.99	$356	0.27%	1.25%	to	1.40%	-1.10%	to	-1.15%
	2019		31	$9.13	to	$12.13	$378	1.63%	1.25%	to	1.40%	0.44%	to	0.25%
	2018		33	$9.09	to	$12.10	$400	1.13%	1.25%	to	1.40%	0.00%	to	-0.25%
Federated Hermes High Income Bond Fund II - Primary Shares
	2022		47	$12.74	to	$35.96	$1,009	5.39%	0.10%	to	1.40%	-11.89%	to	-13.01%
*	2021		47	$14.46	to	$41.34	$1,217	4.94%	0.10%	to	1.40%	4.78%	to	3.38%
*	2020		45	$13.80	to	$39.99	$1,213	5.24%	0.10%	to	1.40%	5.50%	to	4.11%
*	2019		57	$13.08	to	$38.41	$1,533	6.35%	0.10%	to	1.40%	14.44%	to	12.94%
*	2018		62	$11.43	to	$34.01	$1,488	7.77%	0.10%	to	1.40%	-3.38%	to	-4.63%
Federated Hermes Kaufmann Fund II - Primary Shares
	2022		24		$29.25		$711	0.00%		1.40%			-31.08%
	2021		27		$42.44		$1,147	0.00%		1.40%			1.07%
	2020		32		$41.99		$1,329	0.00%		1.40%			27.01%
	2019		37		$33.06		$1,235	0.00%		1.40%			31.92%
	2018		40		$25.06		$1,012	0.00%		1.40%			2.37%
Federated Hermes Managed Volatility Fund II - Primary Shares
	2022		52	$32.86	to	$31.52	$1,634	1.85%	1.25%	to	1.40%	-14.83%	to	-14.97%
	2021		70	$38.58	to	$37.07	$2,581	1.84%	1.25%	to	1.40%	17.02%	to	16.83%
	2020		76	$32.97	to	$31.73	$2,408	2.38%	1.25%	to	1.40%	-0.33%	to	-0.47%
	2019		88	$33.08	to	$31.88	$2,806	2.11%	1.25%	to	1.40%	18.74%	to	18.56%
	2018		96	$27.86	to	$26.89	$2,580	1.98%	1.25%	to	1.40%	-9.63%	to	-9.80%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2022		233	$32.03	to	$55.50	$9,914	1.88%	0.10%	to	1.50%	-5.04%	to	-6.38%
*	2021		229	$33.73	to	$59.28	$10,456	1.91%	0.10%	to	1.50%	24.79%	to	23.04%
*	2020		246	$27.03	to	$48.18	$9,081	1.59%	0.10%	to	1.50%	6.59%	to	5.10%
*	2019		294	$25.36	to	$45.84	$9,846	2.05%	0.10%	to	1.50%	27.31%	to	25.52%
*	2018		307	$19.92	to	$36.52	$8,248	2.30%	0.10%	to	1.50%	-8.41%	to	-9.65%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Fidelity® VIP Growth Portfolio - Initial Class
	2022		311	$45.44	to	$71.07	$17,532	0.57%	0.10%	to	1.50%	-24.52%	to	-25.58%
*	2021		330	$60.20	to	$95.50	$24,481	0.00%	0.10%	to	1.50%	23.08%	to	21.38%
*	2020		420	$48.91	to	$78.68	$24,789	0.07%	0.10%	to	1.50%	43.77%	to	41.77%
*	2019		457	$34.02	to	$55.50	$19,424	0.27%	0.10%	to	1.50%	34.15%	to	32.30%
*	2018		458	$25.36	to	$41.95	$14,516	0.27%	0.10%	to	1.50%	-0.28%	to	-1.66%
Fidelity® VIP High Income Portfolio - Initial Class
	2022		7	$20.18	to	$17.36	$121	5.15%	1.10%	to	1.25%	-12.34%	to	-12.46%
	2021		7	$23.02	to	$19.83	$151	5.69%	1.10%	to	1.25%	3.28%	to	3.12%
	2020		6	$23.46	to	$19.23	$130	4.43%	0.80%	to	1.25%	1.91%	to	1.42%
	2019		7	$23.02	to	$18.96	$141	5.16%	0.80%	to	1.25%	14.19%	to	13.67%
	2018		8	$20.16	to	$16.68	$137	5.42%	0.80%	to	1.25%	-4.05%	to	-4.47%
Fidelity® VIP Overseas Portfolio - Initial Class
	2022		120	$16.40	to	$26.23	$2,397	0.96%	0.10%	to	1.50%	-24.56%	to	-25.61%
*	2021		120	$21.74	to	$35.26	$3,204	0.46%	0.10%	to	1.50%	19.58%	to	17.93%
*	2020		170	$18.18	to	$29.90	$3,762	0.40%	0.10%	to	1.50%	15.50%	to	13.86%
*	2019		162	$15.74	to	$26.26	$3,284	1.73%	0.10%	to	1.50%	27.66%	to	25.89%
*	2018		173	$12.33	to	$20.86	$2,774	1.64%	0.10%	to	1.50%	-14.91%	to	-16.09%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2022		456	$36.48	to	$88.29	$25,107	0.44%	0.10%	to	1.50%	-26.39%	to	-27.41%
*	2021		532	$49.56	to	$121.63	$39,717	0.06%	0.10%	to	1.50%	27.70%	to	25.94%
*	2020		658	$38.81	to	$96.58	$36,919	0.23%	0.10%	to	1.50%	30.45%	to	28.62%
*	2019		811	$29.75	to	$75.09	$34,638	0.47%	0.10%	to	1.50%	31.46%	to	29.62%
*	2018		903	$22.63	to	$57.93	$30,036	0.73%	0.10%	to	1.50%	-6.49%	to	-7.78%
Fidelity® VIP Index 500 Portfolio - Initial Class
	2022		228	$66.61	to	$77.12	$17,283	1.38%	1.25%	to	1.40%	-19.74%	to	-19.87%
	2021		243	$82.48	to	$95.64	$22,841	1.25%	1.25%	to	1.40%	26.97%	to	26.78%
	2020		267	$64.96	to	$75.44	$19,729	1.60%	1.25%	to	1.40%	16.77%	to	16.60%
	2019		290	$55.63	to	$64.70	$18,361	1.93%	1.25%	to	1.40%	29.70%	to	29.50%
	2018		340	$42.89	to	$49.96	$16,670	1.90%	1.25%	to	1.40%	-5.69%	to	-5.84%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2022		13		$22.83		$301	2.10%		1.40%			-13.59%
	2021		14		$26.60		$366	2.06%		1.40%			-1.99%
	2020		15		$27.14		$411	2.22%		1.40%			7.87%
	2019		16		$25.16		$399	2.75%		1.40%			8.12%
	2018		16		$23.27		$375	2.29%		1.40%			-1.94%
Franklin Small Cap Value VIP Fund - Class 2
	2022		50	$31.51	to	$41.70	$1,793	0.94%	0.10%	to	1.50%	-10.15%	to	-11.41%
*	2021		56	$35.07	to	$47.07	$2,269	1.04%	0.10%	to	1.50%	25.25%	to	23.51%
*	2020		59	$28.00	to	$38.11	$1,980	1.20%	0.10%	to	1.50%	5.11%	to	3.62%
*	2019		66	$26.64	to	$36.78	$2,020	1.02%	0.10%	to	1.50%	26.20%	to	24.47%
*	2018		70	$21.11	to	$29.55	$1,781	0.93%	0.10%	to	1.50%	-12.95%	to	-14.17%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
	2022		40	$26.57	to	$27.53	$1,056	0.78%	0.10%	to	1.25%	-11.29%	to	-12.32%
*	2021		41	$29.95	to	$31.40	$1,248	0.58%	0.10%	to	1.25%	28.54%	to	27.07%
*	2020		48	$23.30	to	$24.71	$1,146	0.91%	0.10%	to	1.25%	2.42%	to	1.23%
*	2019		54	$22.75	to	$24.41	$1,261	0.93%	0.10%	to	1.25%	22.51%	to	21.14%
*	2018		58	$18.57	to	$19.29	$1,115	0.63%	0.10%	to	1.50%	-15.13%	to	-16.31%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
PIMCO VIT Real Return Portfolio - Administrative Class
	2022		180	$15.15	to	$15.48	$2,736	6.73%	0.10%	to	1.25%	-12.02%	to	-12.98%
*	2021		197	$17.22	to	$17.79	$3,441	5.46%	0.10%	to	1.25%	5.51%	to	4.28%
*	2020		155	$16.32	to	$17.06	$2,603	1.38%	0.10%	to	1.25%	11.55%	to	10.28%
*	2019		126	$14.63	to	$15.47	$1,879	1.69%	0.10%	to	1.25%	8.37%	to	7.13%
*	2018		129	$13.50	to	$14.44	$1,798	2.50%	0.10%	to	1.25%	-2.32%	to	-3.41%
Pioneer High Yield VCT Portfolio - Class I
	2022		48	$20.26	to	$18.63	$921	4.79%	0.10%	to	1.50%	-11.30%	to	-12.54%
*	2021		50	$22.84	to	$21.30	$1,083	5.54%	0.10%	to	1.50%	5.59%	to	4.16%
*	2020		34	$21.63	to	$20.45	$721	5.18%	0.10%	to	1.50%	2.37%	to	0.94%
*	2019		34	$21.13	to	$20.26	$708	5.10%	0.10%	to	1.50%	14.34%	to	12.74%
*	2018		41	$18.48	to	$17.97	$752	4.78%	0.10%	to	1.50%	-3.40%	to	-4.72%
Voya Balanced Portfolio - Class I
	2022		812	$21.51	to	$45.35	$32,697	1.68%	0.10%	to	1.50%	-17.30%	to	-18.48%
*	2021		909	$26.01	to	$18.87	$45,448	1.69%	0.10%	to	2.25%	15.81%	to	13.33%
*	2020		1,015	$22.46	to	$16.65	$44,650	2.28%	0.10%	to	2.25%	10.69%	to	8.40%
*	2019		1,148	$20.29	to	$15.36	$46,097	2.45%	0.10%	to	2.25%	19.00%	to	16.45%
*	2018		1,344	$17.05	to	$13.19	$45,130	2.25%	0.10%	to	2.25%	-6.93%	to	-8.91%
Voya Government Money Market Portfolio - Class I
	2022		2,173	$10.69	to	$12.96	$26,550	1.33%	0.10%	to	1.50%	1.33%	to	-0.08%
*	2021		2,245	$10.55	to	$12.97	$27,695	0.00%	0.10%	to	1.50%	0.00%	to	-1.44%
*	2020		2,648	$10.55	to	$9.13	$32,714	0.24%	0.10%	to	1.90%	0.19%	to	-1.72%
*	2019		2,561	$10.53	to	$9.29	$31,539	1.81%	0.10%	to	1.90%	1.84%	to	0.11%
*	2018		2,693	$10.34	to	$9.28	$33,178	1.47%	0.10%	to	1.90%	1.47%	to	-0.43%
Voya Government Money Market Portfolio - Class S
	2022		5		$9.33		$47	1.92%		0.75%			0.54%
	2021		6		$9.28		$57	0.00%		0.75%			-0.64%
	2020	04/24/2020	5		$9.34		$51	(c)		0.75%			(c)
	2019		(c)		(c)		(c)	(c)		(c)			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
Voya Intermediate Bond Portfolio - Class I
	2022		2,142	$15.78	to	$14.67	$46,832	2.69%	0.10%	to	2.25%	-14.56%	to	-16.31%
*	2021		2,441	$18.47	to	$17.53	$63,058	2.98%	0.10%	to	2.25%	-0.97%	to	-3.10%
*	2020		2,826	$18.65	to	$18.09	$73,855	3.53%	0.10%	to	2.25%	7.74%	to	5.42%
*	2019		2,858	$17.31	to	$17.16	$69,710	3.44%	0.10%	to	2.25%	9.70%	to	7.38%
*	2018		3,025	$15.78	to	$15.98	$68,299	3.58%	0.10%	to	2.25%	-0.63%	to	-2.74%
Voya Balanced Income Portfolio - Service Class
	2022		143	$18.40	to	$14.36	$2,446	2.16%	0.95%	to	1.40%	-14.70%	to	-15.08%
*	2021		165	$21.59	to	$16.93	$3,292	2.44%	0.95%	to	1.40%	8.06%	to	7.63%
	2020		212	$19.98	to	$15.73	$3,908	3.43%	0.95%	to	1.40%	2.04%	to	1.55%
	2019		262	$19.58	to	$15.49	$4,731	4.71%	0.95%	to	1.40%	17.32%	to	16.73%
*	2018		265	$16.69	to	$13.27	$4,134	5.25%	0.95%	to	1.40%	-5.97%	to	-6.35%
Voya Global Perspectives® Portfolio - Class A
	2022		14	$12.56	to	$12.06	$169	2.79%	0.95%	to	1.40%	-18.39%	to	-18.73%
	2021		13	$15.40	to	$14.86	$189	4.20%	0.95%	to	1.40%	4.69%	to	4.28%
	2020		13	$14.71	to	$14.25	$192	2.51%	0.95%	to	1.40%	14.74%	to	14.18%
	2019		10	$12.82	to	$12.48	$127	2.69%	0.95%	to	1.40%	16.86%	to	16.31%
	2018		8	$10.97	to	$10.73	$83	3.13%	0.95%	to	1.40%	-8.43%	to	-8.84%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Global Perspectives® Portfolio - Class I
	2022		50	$13.43	to	$11.90	$671	3.33%	0.10%	to	1.50%	-17.61%	to	-18.72%
	2021		48	$16.30	to	$14.64	$771	3.91%	0.10%	to	1.50%	5.98%	to	0.97%
	2020		37	$15.38	to	$14.25	$560	3.29%	0.10%	to	1.25%	16.08%	to	14.73%
	2019		31	$13.25	to	$12.42	$414	3.58%	0.10%	to	1.25%	18.20%	to	16.84%
*	2018		29	$11.21	to	$10.63	$330	3.15%	0.10%	to	1.25%	-7.36%	to	-11.71%
Voya High Yield Portfolio - Institutional Class
	2022		929	$10.29	to	$9.83	$9,232	5.52%	0.10%	to	1.40%	-12.43%	to	-13.47%
	2021		1,023	$11.75	to	$11.36	$11,714	5.38%	0.10%	to	1.40%	5.19%	to	3.74%
	2020		1,189	$11.17	to	$10.95	$13,068	5.24%	0.10%	to	1.40%	5.88%	to	4.58%
	2019	05/22/2019	1,424	$10.55	to	$10.47	$14,928	(b)	0.10%	to	1.40%		(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Growth Portfolio - Institutional Class
	2022		2,248	$37.11	to	$31.21	$96,012	0.00%	0.10%	to	1.50%	-30.57%	to	-31.54%
*	2021		2,466	$53.45	to	$45.59	$153,874	0.00%	0.10%	to	1.50%	19.41%	to	17.77%
*	2020		2,742	$44.76	to	$52.75	$145,364	0.46%	0.10%	to	1.90%	30.76%	to	28.41%
*	2019		3,088	$34.23	to	$41.08	$126,506	0.69%	0.10%	to	1.90%	32.62%	to	30.25%
*	2018		3,553	$25.81	to	$31.54	$111,177	0.66%	0.10%	to	1.90%	-1.56%	to	-3.37%
Voya Large Cap Value Portfolio - Institutional Class
	2022		245	$32.79	to	$21.68	$6,362	1.52%	0.10%	to	1.50%	-3.30%	to	-4.66%
	2021		248	$33.91	to	$22.74	$6,698	2.41%	0.10%	to	1.50%	26.86%	to	25.08%
	2020		287	$26.73	to	$18.18	$6,270	1.99%	0.10%	to	1.50%	6.16%	to	4.72%
	2019		339	$25.18	to	$17.36	$6,991	2.11%	0.10%	to	1.50%	25.02%	to	23.21%
	2018		377	$20.14	to	$14.09	$6,277	2.01%	0.10%	to	1.50%	-7.91%	to	-9.16%
Voya Large Cap Value Portfolio - Service Class
	2022		95	$27.17	to	$25.74	$2,504	1.55%	0.95%	to	1.40%	-4.80%	to	-5.23%
	2021		86	$28.42	to	$27.04	$2,385	2.31%	0.95%	to	1.40%	25.47%	to	24.90%
	2020		92	$22.65	to	$21.65	$2,025	1.81%	0.95%	to	1.40%	4.96%	to	4.49%
	2019		103	$21.58	to	$20.72	$2,167	1.90%	0.95%	to	1.40%	23.60%	to	23.04%
	2018		112	$17.46	to	$16.84	$1,922	1.83%	0.95%	to	1.40%	-8.87%	to	-9.32%
Voya Retirement Conservative Portfolio - Adviser Class
	2022		236	$13.29	to	$12.53	$3,031	2.24%	0.95%	to	1.45%	-14.53%	to	-14.94%
	2021		236	$15.60	to	$14.78	$3,570	2.08%	0.95%	to	1.45%	3.65%	to	3.14%
	2020		249	$15.05	to	$14.33	$3,637	1.95%	0.95%	to	1.45%	9.30%	to	8.73%
	2019		264	$13.77	to	$13.18	$3,541	1.66%	0.95%	to	1.45%	12.50%	to	11.98%
	2018		199	$12.24	to	$11.77	$2,383	1.83%	0.95%	to	1.45%	-3.62%	to	-4.15%
Voya Retirement Growth Portfolio - Adviser Class
	2022		115	$19.46	to	$16.77	$2,111	0.99%	0.95%	to	1.40%	-17.72%	to	-18.08%
*	2021		130	$23.59	to	$20.42	$2,925	1.69%	0.95%	to	1.40%	14.46%	to	13.89%
*	2020		134	$20.61	to	$17.93	$2,639	2.08%	0.95%	to	1.40%	12.56%	to	12.06%
	2019		134	$18.31	to	$16.00	$2,354	1.98%	0.95%	to	1.40%	20.38%	to	19.85%
*	2018		177	$15.21	to	$13.35	$2,603	1.68%	0.95%	to	1.40%	-8.37%	to	-8.75%
Voya Retirement Moderate Growth Portfolio - Adviser Class
	2022		127	$18.86	to	$17.64	$2,272	1.08%	0.95%	to	1.45%	-17.21%	to	-17.65%
*	2021		168	$22.75	to	$21.39	$3,646	1.71%	0.95%	to	1.45%	12.85%	to	12.28%
*	2020		176	$20.16	to	$19.05	$3,388	1.90%	0.95%	to	1.45%	12.06%	to	11.53%
*	2019		229	$17.99	to	$17.08	$3,891	1.87%	0.95%	to	1.45%	18.90%	to	18.28%
*	2018		284	$15.13	to	$14.44	$4,062	2.02%	0.95%	to	1.45%	-7.23%	to	-7.67%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Retirement Moderate Portfolio - Adviser Class
	2022		130	$16.82	to	$14.25	$2,089	1.63%	0.95%	to	1.40%	-15.94%	to	-16.32%
*	2021		142	$20.02	to	$17.04	$2,706	1.74%	0.95%	to	1.40%	8.63%	to	8.12%
*	2020		140	$18.43	to	$15.76	$2,466	1.70%	0.95%	to	1.40%	11.09%	to	10.60%
	2019		212	$16.59	to	$14.25	$3,407	1.86%	0.95%	to	1.40%	16.01%	to	15.48%
*	2018		236	$14.30	to	$12.34	$3,270	1.92%	0.95%	to	1.40%	-5.98%	to	-6.37%
Voya U.S. Stock Index Portfolio - Service Class
	2022		77	$38.86	to	$12.21	$976	1.22%	0.75%	to	1.40%	-19.63%	to	-20.14%
	2021		52	$48.05	to	$15.20	$822	0.90%	0.75%	to	1.40%	27.08%	to	26.25%
	2020		59	$37.81	to	$12.04	$738	1.47%	0.75%	to	1.40%	16.99%	to	16.22%
*	2019		71	$32.32	to	$10.36	$758	2.33%	0.75%	to	1.40%	29.80%	to	1.97%
	2018		1		$24.90		$31	2.02%		0.75%			-5.54%
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
	2022		12		$12.35		$153	4.18%		0.75%			-12.91%
	2021		13		$14.26		$182	2.88%		0.75%			4.47%
	2020		12		$13.65		$165	1.84%		0.75%			10.26%
	2019		13		$12.38		$161	2.44%		0.75%			7.47%
	2018		12		$11.52		$141	2.93%		0.75%			-2.46%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
	2022		228	$10.62	to	$10.07	$2,345	4.65%	0.95%	to	1.40%	-13.38%	to	-13.78%
	2021		168	$12.33	to	$11.75	$2,001	2.78%	0.95%	to	1.40%	3.96%	to	3.52%
	2020		164	$11.86	to	$11.35	$1,885	1.65%	0.95%	to	1.40%	9.71%	to	9.24%
	2019		167	$10.81	to	$10.39	$1,758	2.14%	0.95%	to	1.40%	7.14%	to	6.67%
	2018		153	$10.09	to	$9.74	$1,511	2.00%	0.95%	to	1.40%	-2.98%	to	-3.47%
VY® CBRE Global Real Estate Portfolio - Institutional Class
	2022		85	$17.76	to	$14.98	$1,403	3.21%	0.10%	to	1.25%	-25.03%	to	-25.88%
	2021		87	$23.69	to	$20.21	$1,903	2.79%	0.10%	to	1.25%	34.30%	to	32.79%
	2020		85	$17.64	to	$15.22	$1,398	5.08%	0.10%	to	1.25%	-4.91%	to	-5.99%
	2019		107	$18.55	to	$16.19	$1,868	2.97%	0.10%	to	1.25%	24.58%	to	23.12%
	2018		105	$14.89	to	$13.15	$1,469	5.18%	0.10%	to	1.25%	-8.59%	to	-9.62%
VY® CBRE Global Real Estate Portfolio - Service Class
	2022		23	$16.43	to	$15.23	$360	2.81%	0.95%	to	1.40%	-25.28%	to	-25.60%
	2021		23	$22.15	to	$20.63	$494	2.42%	0.95%	to	1.40%	32.87%	to	32.33%
	2020		26	$16.67	to	$15.59	$416	5.18%	0.95%	to	1.40%	-5.98%	to	-6.42%
	2019		34	$17.73	to	$16.66	$587	2.68%	0.95%	to	1.40%	23.21%	to	22.68%
	2018		37	$14.39	to	$13.58	$510	4.92%	0.95%	to	1.40%	-9.61%	to	-10.07%
VY® CBRE Real Estate Portfolio - Service Class
	2022		116	$25.76	to	$20.53	$2,823	1.48%	0.10%	to	1.25%	-27.21%	to	-28.04%
*	2021		129	$35.39	to	$28.53	$4,326	1.76%	0.10%	to	1.25%	51.76%	to	50.08%
	2020		122	$23.32	to	$19.01	$2,703	2.19%	0.10%	to	1.25%	-6.61%	to	-7.72%
	2019		135	$24.97	to	$20.60	$3,223	2.12%	0.10%	to	1.25%	28.05%	to	26.61%
	2018		135	$19.50	to	$16.27	$2,522	2.47%	0.10%	to	1.25%	-7.76%	to	-8.80%
VY® Invesco Growth and Income Portfolio - Service Class
	2022		47	$31.82	to	$29.62	$1,439	1.23%	0.10%	to	1.25%	-5.94%	to	-7.03%
*	2021		46	$33.83	to	$31.86	$1,493	1.14%	0.10%	to	1.25%	28.83%	to	27.39%
*	2020		38	$26.26	to	$25.01	$971	1.76%	0.10%	to	1.25%	2.78%	to	1.63%
*	2019		43	$25.55	to	$24.61	$1,069	2.45%	0.10%	to	1.25%	24.63%	to	23.17%
*	2018		52	$20.50	to	$19.98	$1,032	1.37%	0.10%	to	1.25%	-13.68%	to	-14.65%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
	2022		42	$21.42	to	$20.87	$870	0.00%	1.25%	to	1.40%	-27.27%	to	-27.38%
	2021		58	$29.27	to	$28.57	$1,656	0.00%	1.25%	to	1.40%	-10.98%	to	-11.08%
	2020		67	$32.88	to	$32.13	$2,145	0.51%	1.25%	to	1.40%	32.05%	to	31.84%
	2019		72	$24.90	to	$24.37	$1,764	0.14%	1.25%	to	1.40%	30.50%	to	30.25%
	2018		75	$19.08	to	$18.71	$1,413	0.90%	1.25%	to	1.40%	-17.65%	to	-17.76%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
	2022		468	$14.76	to	$15.77	$7,671	0.00%	0.10%	to	1.40%	-26.16%	to	-27.53%
*	2021		497	$19.99	to	$21.64	$11,111	0.00%	0.10%	to	1.40%	-10.12%	to	-11.31%
*	2020		501	$22.24	to	$24.40	$12,570	0.31%	0.10%	to	1.40%	33.25%	to	31.54%
*	2019		555	$16.69	to	$28.33	$10,328	0.01%	0.10%	to	1.50%	31.62%	to	15.68%
*	2018		575	$12.68	to	$14.28	$8,168	0.62%	0.10%	to	1.40%	-16.85%	to	-17.93%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
	2022		50	$36.07	to	$36.14	$1,871	0.00%	0.10%	to	1.25%	-17.84%	to	-18.79%
*	2021		60	$43.90	to	$44.50	$2,782	0.19%	0.10%	to	1.25%	18.20%	to	16.86%
*	2020		61	$37.14	to	$38.08	$2,388	0.00%	0.10%	to	1.25%	16.17%	to	14.84%
*	2019		61	$31.97	to	$31.96	$2,081	0.67%	0.10%	to	1.50%	26.26%	to	24.50%
*	2018		65	$25.32	to	$25.67	$1,741	0.37%	0.10%	to	1.50%	-10.59%	to	-13.36%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2022		1,606	$37.14	to	$36.11	$55,483	1.23%	0.10%	to	1.50%	-12.28%	to	-13.49%
*	2021		1,620	$42.34	to	$41.74	$64,398	0.82%	0.10%	to	1.50%	18.30%	to	16.66%
*	2020		1,621	$35.79	to	$35.78	$54,500	1.24%	0.10%	to	1.50%	17.85%	to	16.21%
*	2019		1,693	$30.37	to	$30.79	$48,711	1.53%	0.10%	to	1.50%	24.21%	to	22.52%
*	2018		1,677	$24.45	to	$25.13	$39,274	2.22%	0.10%	to	1.50%	0.45%	to	-1.02%
VY® T. Rowe Price Equity Income Portfolio - Service Class
	2022		100	$31.27	to	$37.88	$3,232	1.79%	0.10%	to	1.25%	-3.52%	to	-4.63%
*	2021		105	$32.41	to	$39.72	$3,565	1.61%	0.10%	to	1.25%	25.14%	to	23.74%
*	2020		109	$25.90	to	$32.10	$3,022	3.49%	0.10%	to	1.25%	0.86%	to	-0.31%
*	2019		123	$25.68	to	$32.20	$3,510	2.79%	0.10%	to	1.25%	26.32%	to	24.85%
*	2018		224	$20.33	to	$16.75	$4,653	2.06%	0.10%	to	1.40%	-9.40%	to	-10.62%
Voya Global Bond Portfolio - Initial Class
	2022		590	$12.60	to	$10.40	$7,291	2.67%	0.10%	to	2.25%	-18.39%	to	-20.18%
*	2021		669	$15.44	to	$13.03	$10,252	2.86%	0.10%	to	2.25%	-4.87%	to	-6.86%
*	2020		805	$16.23	to	$13.99	$13,123	2.79%	0.10%	to	2.25%	9.07%	to	6.79%
*	2019		887	$14.88	to	$13.10	$13,381	2.89%	0.10%	to	2.25%	7.83%	to	5.48%
*	2018		1,012	$13.80	to	$12.42	$14,329	3.68%	0.10%	to	2.25%	-2.13%	to	-4.17%
Voya Global Bond Portfolio - Service Class
	2022		1		$11.80		$13	0.00%		1.25%			-19.56%
	2021		1		$14.67		$18	5.13%		1.25%			-6.20%
	2020		1		$15.64		$21	4.76%		1.25%			7.49%
	2019		1		$14.55		$21	2.66%		1.25%			6.28%
	2018		2		$13.69		$21	4.55%		1.25%			-3.39%
Voya International High Dividend Low Volatility Portfolio - Initial Class
	2022		515	$14.13	to	$10.43	$5,821	4.37%	0.10%	to	1.50%	-9.01%	to	-10.24%
	2021		538	$15.53	to	$11.62	$6,727	2.48%	0.10%	to	1.50%	11.97%	to	10.46%
	2020		601	$13.87	to	$9.92	$6,795	3.09%	0.10%	to	1.90%	-0.79%	to	-2.65%
	2019		771	$13.98	to	$10.19	$8,824	2.16%	0.10%	to	1.90%	16.60%	to	14.49%
	2018		873	$11.99	to	$8.90	$8,661	2.09%	0.10%	to	1.90%	-15.02%	to	-16.51%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution 2025 Portfolio - Service Class
	2022		228	$20.09	to	$17.89	$4,245	4.30%	0.10%	to	1.50%	-17.56%	to	-18.72%
*	2021		276	$24.37	to	$22.01	$6,272	2.45%	0.10%	to	1.50%	10.57%	to	9.01%
*	2020		328	$22.04	to	$20.19	$6,851	2.13%	0.10%	to	1.50%	13.43%	to	11.86%
*	2019		360	$19.43	to	$18.05	$6,665	2.44%	0.10%	to	1.50%	17.97%	to	16.38%
*	2018		350	$16.47	to	$15.51	$5,522	2.14%	0.10%	to	1.50%	-6.69%	to	-7.13%
Voya Solution 2035 Portfolio - Service Class
	2022		475	$22.03	to	$20.85	$9,645	3.86%	0.10%	to	1.25%	-18.71%	to	-19.65%
*	2021		471	$27.10	to	$25.95	$11,831	2.22%	0.10%	to	1.25%	13.96%	to	12.68%
*	2020		498	$23.78	to	$23.03	$11,060	1.89%	0.10%	to	1.25%	14.33%	to	13.00%
*	2019		556	$20.80	to	$20.38	$10,889	2.29%	0.10%	to	1.25%	21.85%	to	20.45%
*	2018		529	$17.07	to	$16.92	$8,563	1.83%	0.10%	to	1.25%	-8.47%	to	-9.47%
Voya Solution 2045 Portfolio - Service Class
	2022		413	$23.11	to	$22.32	$8,824	3.99%	0.10%	to	1.25%	-19.59%	to	-20.51%
*	2021		369	$28.74	to	$28.08	$9,853	1.89%	0.10%	to	1.25%	17.11%	to	15.79%
*	2020		343	$24.54	to	$24.25	$7,887	1.69%	0.10%	to	1.25%	16.19%	to	14.82%
*	2019		390		$21.12		$7,750	2.02%	0.10%	to	1.25%	23.80%	to	22.36%
*	2018		329	$17.06	to	$17.26	$5,312	1.40%	0.10%	to	1.25%	-10.35%	to	-11.35%
Voya Solution 2055 Portfolio - Service Class
	2022		18	$19.67	to	$19.39	$361	3.82%	0.70%	to	1.00%	-20.36%	to	-14.69%
	2021		11		$24.70		$268	1.30%		0.70%			16.51%
	2020		2		$21.20		$40	0.00%		0.70%			15.22%
	2019	12/16/2019	1		$18.40		$22	(b)		0.70%			(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2065 Portfolio - Service Class
	2022		6	$10.86	to	$10.78	$61	5.41%	0.70%	to	1.00%	-20.38%	to	-20.62%
	2021	05/07/2021	1	$13.64	to	$13.53	$13	(d)	0.70%	to	1.25%		(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Income Portfolio - Service Class
	2022		123	$17.49	to	$15.24	$2,051	3.77%	0.10%	to	1.50%	-15.10%	to	-16.26%
*	2021		120	$20.60	to	$18.20	$2,358	3.46%	0.10%	to	1.50%	6.24%	to	4.78%
*	2020		112	$19.39	to	$17.37	$2,099	2.18%	0.10%	to	1.50%	11.82%	to	10.29%
*	2019		137	$17.34	to	$15.75	$2,300	2.84%	0.10%	to	1.50%	13.04%	to	11.39%
*	2018		153	$15.34	to	$14.14	$2,294	2.35%	0.10%	to	1.50%	-3.16%	to	-4.46%
Voya Solution Moderately Aggressive Portfolio - Service Class
	2022		13	$13.56	to	$13.11	$173	2.62%	0.95%	to	1.40%	-19.91%	to	-20.26%
	2021		17	$16.87	to	$16.39	$285	1.50%	0.95%	to	1.40%	16.02%	to	15.50%
	2020		17	$14.54	to	$14.19	$248	1.58%	0.95%	to	1.40%	12.80%	to	12.35%
	2019		20	$12.89	to	$12.63	$259	2.39%	0.95%	to	1.40%	21.49%	to	20.86%
	2018		19	$10.61	to	$10.45	$198	2.03%	0.95%	to	1.40%	-10.01%	to	-10.38%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
	2022		63	$40.68	to	$47.76	$2,702	1.17%	0.10%	to	1.25%	-5.70%	to	-6.77%
*	2021		62	$43.14	to	$51.23	$2,783	0.83%	0.10%	to	1.25%	27.18%	to	25.72%
*	2020		73	$33.92	to	$40.75	$2,522	1.24%	0.10%	to	1.25%	3.41%	to	2.23%
*	2019		87	$32.80	to	$39.86	$2,977	1.20%	0.10%	to	1.25%	30.52%	to	29.04%
*	2018		94	$25.13	to	$30.89	$2,472	1.13%	0.10%	to	1.25%	-14.41%	to	-15.39%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® Baron Growth Portfolio - Service Class
	2022		99	$44.69	to	$54.73	$4,634	0.00%	0.10%	to	1.50%	-23.76%	to	-24.82%
*	2021		106	$58.62	to	$72.80	$6,657	0.00%	0.10%	to	1.50%	20.32%	to	18.62%
*	2020		104	$48.72	to	$61.37	$5,428	0.00%	0.10%	to	1.50%	33.11%	to	31.27%
*	2019		114	$36.60	to	$46.75	$4,474	0.00%	0.10%	to	1.50%	38.37%	to	36.46%
*	2018		199	$26.45	to	$34.26	$5,038	0.00%	0.10%	to	1.50%	-2.00%	to	-3.36%
VY® Columbia Contrarian Core Portfolio - Service Class
	2022		23	$34.19	to	$30.49	$763	0.33%	0.10%	to	1.50%	-18.73%	to	-19.87%
*	2021		27	$42.07	to	$38.05	$1,080	0.39%	0.10%	to	1.50%	23.81%	to	22.11%
*	2020		29	$33.98	to	$31.16	$961	0.00%	0.10%	to	1.50%	21.36%	to	19.66%
*	2019		30	$28.00	to	$26.04	$833	2.22%	0.10%	to	1.50%	32.89%	to	31.05%
*	2018		76	$21.07	to	$19.87	$1,498	0.95%	0.10%	to	1.50%	-9.06%	to	-10.33%
VY® Columbia Small Cap Value II Portfolio - Service Class
	2022		35	$30.11	to	$23.01	$966	0.00%	0.10%	to	1.40%	-14.00%	to	-15.93%
*	2021		25	$35.01	to	$27.11	$768	0.34%	0.10%	to	1.40%	34.09%	to	32.37%
	2020		18	$26.11	to	$20.48	$403	0.50%	0.10%	to	1.40%	9.43%	to	8.02%
	2019		19	$23.86	to	$18.96	$401	0.34%	0.10%	to	1.40%	20.08%	to	18.50%
	2018		20	$19.87	to	$16.00	$357	0.22%	0.10%	to	1.40%	-17.82%	to	-18.91%
VY® Invesco Comstock Portfolio - Service Class
	2022		41	$35.41	to	$33.29	$1,408	1.83%	0.10%	to	1.50%	0.28%	to	-1.13%
*	2021		29	$35.31	to	$33.67	$999	1.75%	0.10%	to	1.50%	32.79%	to	30.96%
*	2020		23	$26.59	to	$25.71	$598	1.74%	0.10%	to	1.50%	-0.56%	to	-1.95%
*	2019		30	$26.74	to	$26.22	$781	2.32%	0.10%	to	1.50%	25.13%	to	23.39%
*	2018		33	$21.37	to	$21.25	$694	1.47%	0.10%	to	1.50%	-12.49%	to	-13.72%
VY® Invesco Equity and Income Portfolio - Initial Class
	2022		1,547	$28.69	to	$26.33	$41,917	1.64%	0.10%	to	1.40%	-7.69%	to	-9.49%
*	2021		1,690	$31.08	to	$28.90	$50,151	1.44%	0.10%	to	1.40%	18.72%	to	17.15%
*	2020		1,874	$26.18	to	$24.67	$47,368	1.67%	0.10%	to	1.40%	9.86%	to	8.44%
*	2019		2,215	$23.83	to	$22.02	$51,562	2.05%	0.10%	to	1.50%	19.93%	to	18.32%
*	2018		2,510	$19.87	to	$18.61	$49,208	1.95%	0.10%	to	1.50%	-9.52%	to	-10.83%
VY® Invesco Global Portfolio - Initial Class
	2022		1,595	$26.79	to	$26.04	$43,920	0.00%	0.10%	to	1.50%	-31.99%	to	-32.96%
*	2021		1,720	$39.39	to	$38.84	$70,436	0.00%	0.10%	to	1.50%	15.24%	to	13.67%
*	2020		1,930	$34.18	to	$33.03	$69,252	1.02%	0.10%	to	1.90%	27.68%	to	25.35%
*	2019		2,210	$26.77	to	$26.35	$62,759	0.50%	0.10%	to	1.90%	31.68%	to	29.29%
*	2018		2,495	$20.33	to	$20.38	$54,392	1.62%	0.10%	to	1.90%	-13.30%	to	-14.83%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
	2022		70	$35.55	to	$43.75	$2,875	0.89%	0.10%	to	1.50%	-8.71%	to	-10.00%
*	2021		74	$38.94	to	$48.61	$3,395	0.65%	0.10%	to	1.50%	29.37%	to	27.59%
*	2020		88	$30.10	to	$38.10	$3,084	1.03%	0.10%	to	1.50%	0.17%	to	-1.22%
*	2019		91	$30.05	to	$38.57	$3,113	0.97%	0.10%	to	1.50%	26.10%	to	24.34%
*	2018		98	$23.83	to	$31.02	$2,718	1.05%	0.10%	to	1.50%	-12.29%	to	-13.50%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
	2022		869	$41.07	to	$39.55	$37,047	0.00%	0.10%	to	1.50%	-24.42%	to	-25.48%
*	2021		961	$54.34	to	$53.07	$54,735	0.00%	0.10%	to	1.50%	13.68%	to	12.10%
*	2020		1,036	$47.80	to	$47.34	$52,502	0.09%	0.10%	to	1.50%	31.72%	to	29.88%
*	2019		1,149	$36.29	to	$36.45	$44,662	0.31%	0.10%	to	1.50%	37.05%	to	35.15%
*	2018		1,282	$26.48	to	$26.97	$36,718	0.19%	0.10%	to	1.50%	-3.32%	to	-4.67%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
	2022		233	$37.18	to	$65.84	$11,157	0.00%	0.10%	to	1.50%	-40.68%	to	-41.51%
*	2021		278	$62.68	to	$112.57	$23,039	0.00%	0.10%	to	1.50%	19.96%	to	18.28%
*	2020		306	$52.25	to	$95.17	$20,968	0.00%	0.10%	to	1.50%	36.53%	to	34.65%
*	2019		383	$38.27	to	$70.68	$19,649	0.27%	0.10%	to	1.50%	30.70%	to	28.88%
*	2018		713	$29.28	to	$54.84	$34,298	0.25%	0.10%	to	1.50%	-1.18%	to	-2.58%
Voya Strategic Allocation Conservative Portfolio - Class I
	2022		142	$17.41	to	$26.46	$3,489	3.41%	0.70%	to	1.50%	-17.06%	to	-17.72%
*	2021		167	$20.99	to	$32.16	$5,015	2.64%	0.70%	to	1.50%	8.36%	to	7.52%
*	2020		168	$19.37	to	$29.91	$4,819	2.30%	0.70%	to	1.50%	9.68%	to	8.80%
*	2019		153	$19.01	to	$27.49	$3,962	2.48%	0.10%	to	1.50%	14.66%	to	13.08%
*	2018		159	$16.58	to	$24.31	$3,726	2.55%	0.10%	to	1.50%	-4.11%	to	-5.45%
Voya Strategic Allocation Growth Portfolio - Class I
	2022		198	$22.83	to	$15.66	$5,466	2.96%	0.10%	to	2.25%	-19.41%	to	-21.15%
*	2021		204	$28.33	to	$19.86	$7,108	1.89%	0.10%	to	2.25%	17.21%	to	14.73%
*	2020		224	$24.17	to	$17.31	$6,745	1.90%	0.10%	to	2.25%	14.28%	to	11.82%
*	2019		257	$21.15	to	$15.48	$6,729	2.61%	0.10%	to	2.25%	22.75%	to	20.09%
*	2018		267	$17.23	to	$12.89	$5,877	2.00%	0.10%	to	2.25%	-8.45%	to	-10.36%
Voya Strategic Allocation Moderate Portfolio - Class I
	2022		194	$20.42	to	$30.69	$5,184	2.90%	0.35%	to	1.40%	-18.45%	to	-19.41%
*	2021		221	$25.04	to	$38.03	$7,356	2.21%	0.35%	to	1.40%	13.46%	to	12.25%
*	2020		273	$22.07	to	$33.88	$7,863	2.13%	0.35%	to	1.40%	12.32%	to	11.15%
*	2019		290	$19.65	to	$30.48	$7,558	2.74%	0.35%	to	1.40%	18.87%	to	17.59%
*	2018		313	$16.53	to	$25.92	$6,950	2.35%	0.35%	to	1.40%	-6.40%	to	-7.40%
Voya Growth and Income Portfolio - Class A
	2022		46		$29.15		$1,346	0.63%		1.25%			-16.14%
	2021		53		$34.76		$1,849	0.57%		1.25%			26.82%
	2020		60		$27.41		$1,641	0.87%		1.25%			15.26%
	2019		66		$23.78		$1,573	1.22%		1.25%			26.69%
	2018		73		$18.77		$1,373	1.41%		1.25%			-6.06%
Voya Growth and Income Portfolio - Class I
	2022		3,156	$36.44	to	$19.36	$196,327	1.06%	0.10%	to	2.25%	-14.78%	to	-16.59%
*	2021		3,469	$42.76	to	$23.21	$251,843	1.02%	0.10%	to	2.25%	28.87%	to	26.14%
*	2020		3,838	$33.18	to	$18.40	$218,650	1.26%	0.10%	to	2.25%	17.12%	to	14.64%
*	2019		4,398	$28.33	to	$16.05	$213,518	1.63%	0.10%	to	2.25%	28.77%	to	25.98%
*	2018		4,935	$22.00	to	$12.74	$192,504	1.81%	0.10%	to	2.25%	-4.56%	to	-6.53%
Voya Emerging Markets Index Portfolio - Class I
	2022		41	$10.90	to	$9.86	$438	1.85%	0.10%	to	1.25%	-20.96%	to	-21.93%
	2021		39	$13.79	to	$12.63	$534	0.95%	0.10%	to	1.25%	-3.84%	to	-4.89%
	2020		37	$14.34	to	$13.28	$521	2.76%	0.10%	to	1.25%	17.54%	to	16.08%
	2019		41	$12.20	to	$11.44	$492	2.00%	0.10%	to	1.25%	17.65%	to	16.38%
	2018		75	$10.37	to	$9.83	$769	2.31%	0.10%	to	1.25%	-15.21%	to	-16.13%
Voya Global High Dividend Low Volatility Portfolio - Class I
	2022		107	$15.55	to	$13.89	$1,565	2.48%	0.10%	to	1.50%	-5.01%	to	-6.34%
	2021		107	$16.37	to	$14.83	$1,660	2.59%	0.10%	to	1.50%	20.72%	to	19.12%
	2020		104	$13.56	to	$12.45	$1,346	2.29%	0.10%	to	1.50%	-0.88%	to	-2.35%
	2019		136	$13.68	to	$12.75	$1,792	2.79%	0.10%	to	1.50%	21.49%	to	19.83%
	2018		167	$11.26	to	$10.64	$1,820	5.09%	0.10%	to	1.50%	-8.90%	to	-10.21%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Global High Dividend Low Volatility Portfolio - Class S
	2022		65	$14.02	to	$13.53	$895	2.26%	0.95%	to	1.40%	-5.78%	to	-6.17%
	2021		71	$14.92	to	$14.46	$1,048	2.30%	0.95%	to	1.40%	19.46%	to	18.91%
	2020		77	$12.49	to	$12.16	$952	1.86%	0.95%	to	1.40%	-2.04%	to	-2.49%
	2019		95	$12.75	to	$12.47	$1,195	2.46%	0.95%	to	1.40%	20.28%	to	19.67%
	2018		83	$10.60	to	$10.42	$873	4.58%	0.95%	to	1.40%	-10.02%	to	-10.40%
Voya Index Plus LargeCap Portfolio - Class I
	2022		1,412	$36.76	to	$21.92	$57,619	0.80%	0.10%	to	2.25%	-19.12%	to	-20.84%
*	2021		1,588	$45.45	to	$27.69	$81,048	1.04%	0.10%	to	2.25%	29.12%	to	26.38%
*	2020		1,797	$35.20	to	$21.91	$71,703	1.46%	0.10%	to	2.25%	15.79%	to	13.35%
*	2019		2,007	$30.40	to	$19.33	$69,720	1.58%	0.10%	to	2.25%	29.91%	to	27.17%
*	2018		2,248	$23.40	to	$15.20	$60,638	1.47%	0.10%	to	2.25%	-6.88%	to	-8.93%
Voya Index Plus MidCap Portfolio - Class I
	2022		130	$31.89	to	$52.93	$5,068	0.84%	0.10%	to	1.50%	-14.39%	to	-15.57%
*	2021		138	$37.25	to	$62.69	$6,309	0.88%	0.10%	to	1.50%	27.61%	to	25.83%
*	2020		162	$29.19	to	$49.82	$5,765	1.23%	0.10%	to	1.50%	8.15%	to	6.64%
*	2019		186	$26.99	to	$46.72	$6,080	1.40%	0.10%	to	1.50%	26.95%	to	25.19%
*	2018		198	$21.26	to	$37.32	$5,304	1.12%	0.10%	to	1.50%	-14.41%	to	-15.62%
Voya Index Plus SmallCap Portfolio - Class I
	2022		75	$31.35	to	$36.47	$2,562	0.85%	0.10%	to	1.50%	-14.11%	to	-15.28%
*	2021		82	$36.50	to	$43.05	$3,307	0.69%	0.10%	to	1.50%	28.34%	to	26.54%
*	2020		99	$28.44	to	$34.02	$3,044	0.98%	0.10%	to	1.50%	5.26%	to	3.81%
*	2019		118	$27.02	to	$32.77	$3,488	1.02%	0.10%	to	1.50%	21.71%	to	19.99%
*	2018		130	$22.20	to	$27.31	$3,194	0.94%	0.10%	to	1.50%	-12.50%	to	-13.71%
Voya International Index Portfolio - Class I
	2022		585	$14.59	to	$19.95	$9,709	2.93%	0.10%	to	1.40%	-14.68%	to	-15.96%
*	2021		526	$17.10	to	$23.69	$10,556	2.10%	0.10%	to	1.40%	10.75%	to	9.32%
*	2020		553	$15.44	to	$20.78	$10,245	2.58%	0.10%	to	1.75%	7.75%	to	6.02%
*	2019		631	$14.33	to	$19.60	$10,915	3.13%	0.10%	to	1.75%	21.34%	to	19.29%
*	2018		696	$11.81	to	$16.43	$10,210	3.04%	0.10%	to	1.75%	-13.80%	to	-15.27%
Voya International Index Portfolio - Class S
	2022		1		$17.95		$21	2.67%		1.25%			-15.93%
	2021		3		$21.35		$54	1.89%		1.25%			9.21%
	2020		3		$19.55		$52	1.98%		1.25%			6.31%
	2019		3		$18.39		$49	2.82%		1.25%			19.49%
	2018		3		$15.39		$42	2.17%		1.25%			-14.93%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
	2022		955	$64.49	to	$53.04	$49,567	0.40%	0.10%	to	1.50%	-30.10%	to	-31.07%
*	2021		1,034	$92.26	to	$76.95	$77,734	0.51%	0.10%	to	1.50%	30.53%	to	28.72%
*	2020		1,144	$70.68	to	$54.36	$66,701	0.56%	0.10%	to	1.75%	38.32%	to	36.04%
*	2019		1,263	$51.10	to	$39.96	$53,690	0.71%	0.10%	to	1.75%	35.72%	to	33.47%
*	2018		829	$37.65	to	$29.94	$26,337	1.10%	0.10%	to	1.75%	-1.08%	to	-2.70%
Voya Russell™ Large Cap Index Portfolio - Class I
	2022		474	$39.44	to	$41.00	$19,617	0.63%	0.10%	to	2.25%	-20.15%	to	-21.85%
*	2021		515	$49.39	to	$52.46	$26,884	1.12%	0.10%	to	2.25%	27.26%	to	24.58%
*	2020		558	$38.81	to	$42.11	$23,463	1.39%	0.10%	to	2.25%	21.74%	to	19.12%
*	2019		558	$31.88	to	$35.35	$19,548	1.72%	0.10%	to	2.25%	31.19%	to	28.45%
*	2018		569	$24.30	to	$27.52	$15,637	1.71%	0.10%	to	2.25%	-3.53%	to	-5.62%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Russell™ Large Cap Value Index Portfolio - Class I
	2022		1,289	$19.07	to	$35.18	$28,861	1.30%	0.10%	to	1.45%	-5.55%	to	-7.37%
*	2021		1,400	$20.19	to	$37.77	$33,511	2.13%	0.10%	to	1.45%	22.81%	to	21.21%
*	2020		1,520	$16.44	to	$30.06	$30,295	1.00%	0.10%	to	1.75%	1.42%	to	-0.30%
*	2019		1,742	$16.21	to	$30.15	$35,144	2.49%	0.10%	to	1.75%	25.76%	to	23.72%
*	2018		1,939	$12.89	to	$24.37	$30,700	2.37%	0.10%	to	1.75%	-6.73%	to	-8.28%
Voya Russell™ Large Cap Value Index Portfolio - Class S
	2022		26	$34.99	to	$34.26	$886	1.11%	1.25%	to	1.40%	-7.41%	to	-7.56%
	2021		30	$37.57	to	$36.85	$1,097	1.87%	1.25%	to	1.40%	21.15%	to	20.98%
	2020		30	$31.01	to	$30.46	$931	0.90%	1.25%	to	1.40%	-0.06%	to	-0.20%
	2019		35	$31.03	to	$30.52	$1,060	2.32%	1.25%	to	1.40%	24.07%	to	23.86%
	2018		39	$25.01	to	$24.64	$976	2.04%	1.25%	to	1.40%	-8.02%	to	-8.20%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2022		140	$46.08	to	$41.32	$2,027	0.00%	0.70%	to	1.50%	-27.67%	to	-28.24%
*	2021		147	$63.71	to	$57.58	$3,012	0.03%	0.70%	to	1.50%	11.24%	to	10.35%
*	2020		153	$57.27	to	$52.18	$2,869	0.12%	0.70%	to	1.50%	33.59%	to	32.54%
*	2019		177	$42.87	to	$39.37	$2,122	0.16%	0.70%	to	1.50%	33.59%	to	32.51%
*	2018		10	$32.09	to	$29.71	$312	0.65%	0.70%	to	1.50%	-6.03%	to	-6.78%
Voya Russell™ Mid Cap Index Portfolio - Class I
	2022		60	$35.79	to	$27.23	$1,917	0.91%	0.10%	to	1.25%	-17.71%	to	-18.62%
*	2021		58	$43.49	to	$33.46	$2,248	0.96%	0.10%	to	1.25%	22.06%	to	20.62%
*	2020		59	$35.63	to	$27.74	$1,899	1.26%	0.10%	to	1.25%	16.55%	to	15.25%
*	2019		74	$30.57	to	$24.07	$2,077	1.62%	0.10%	to	1.25%	29.81%	to	28.30%
*	2018		70	$23.55	to	$18.76	$1,516	1.45%	0.10%	to	1.25%	-9.39%	to	-10.41%
Voya Russell™ Small Cap Index Portfolio - Class I
	2022		249	$29.31	to	$10.74	$3,708	0.79%	0.10%	to	1.40%	-20.76%	to	-22.68%
*	2021		258	$36.99	to	$13.73	$4,612	0.67%	0.10%	to	1.40%	14.24%	to	12.73%
*	2020		284	$32.38	to	$12.18	$4,370	0.95%	0.10%	to	1.40%	19.44%	to	17.91%
*	2019		319	$27.11	to	$10.33	$4,261	0.62%	0.10%	to	1.40%	25.05%	to	1.87%
*	2018		64	$21.68	to	$18.67	$1,298	1.22%	0.10%	to	1.25%	-11.37%	to	-12.39%
Voya Small Company Portfolio - Class I
	2022		263	$29.46	to	$63.64	$13,866	0.00%	0.10%	to	1.50%	-16.76%	to	-17.92%
*	2021		293	$35.39	to	$77.53	$18,723	0.15%	0.10%	to	1.50%	14.64%	to	13.05%
*	2020		341	$30.87	to	$31.62	$19,054	0.50%	0.10%	to	1.90%	12.17%	to	10.14%
*	2019		376	$27.52	to	$28.71	$19,045	0.43%	0.10%	to	1.90%	26.07%	to	23.80%
*	2018		451	$21.83	to	$23.19	$18,563	0.56%	0.10%	to	1.90%	-15.91%	to	-17.44%
Voya U.S. Bond Index Portfolio - Class I
	2022		119	$13.92	to	$11.10	$1,484	2.17%	0.10%	to	1.50%	-13.22%	to	-14.35%
	2021		115	$16.04	to	$12.96	$1,653	1.87%	0.10%	to	1.50%	-1.96%	to	-3.36%
	2020		159	$16.36	to	$13.41	$2,412	3.31%	0.10%	to	1.50%	7.07%	to	5.59%
*	2019		107	$15.28	to	$12.70	$1,515	2.48%	0.10%	to	1.50%	8.22%	to	6.72%
	2018		110	$14.12	to	$11.90	$1,433	2.31%	0.10%	to	1.50%	-0.42%	to	-1.82%
Voya MidCap Opportunities Portfolio - Class I
	2022		584	$39.71	to	$41.78	$14,301	0.00%	0.10%	to	1.50%	-25.15%	to	-26.20%
*	2021		642	$53.05	to	$56.61	$21,044	0.00%	0.10%	to	1.50%	11.94%	to	10.42%
*	2020		696	$47.39	to	$25.72	$20,453	0.11%	0.10%	to	1.75%	41.00%	to	38.65%
*	2019		804	$33.61	to	$18.55	$17,032	0.28%	0.10%	to	1.75%	29.22%	to	27.14%
*	2018		909	$26.01	to	$14.59	$15,217	0.00%	0.10%	to	1.75%	-7.57%	to	-9.15%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya MidCap Opportunities Portfolio - Class S
	2022		79	$40.15	to	$23.27	$2,556	0.00%	0.95%	to	1.40%	-24.91%	to	-25.22%
*	2021		97	$54.20	to	$31.55	$4,268	0.00%	0.95%	to	1.40%	10.77%	to	10.28%
*	2020		102	$48.93	to	$28.61	$4,151	0.06%	0.95%	to	1.40%	39.44%	to	38.82%
	2019		101	$35.09	to	$20.61	$3,010	0.13%	0.95%	to	1.40%	27.83%	to	27.22%
	2018		124	$27.45	to	$16.20	$2,910	0.00%	0.95%	to	1.40%	-8.59%	to	-8.99%
Voya SmallCap Opportunities Portfolio - Class I
	2022		61	$29.40	to	$22.28	$1,645	0.00%	0.10%	to	1.25%	-23.16%	to	-24.06%
	2021		63	$38.26	to	$29.34	$2,218	0.00%	0.10%	to	1.25%	4.56%	to	3.38%
	2020		61	$36.59	to	$28.38	$2,047	0.00%	0.10%	to	1.25%	26.22%	to	24.80%
*	2019		89	$28.99	to	$22.74	$2,417	0.00%	0.10%	to	1.25%	25.55%	to	24.13%
*	2018		99	$23.09	to	$18.32	$2,148	0.00%	0.10%	to	1.25%	-15.94%	to	-16.92%
Voya SmallCap Opportunities Portfolio - Class S
	2022		74	$21.43	to	$18.60	$1,477	0.00%	0.95%	to	1.40%	-24.49%	to	-24.82%
	2021		80	$28.21	to	$24.59	$2,117	0.00%	0.95%	to	1.40%	3.41%	to	2.93%
*	2020		102	$27.28	to	$23.89	$2,601	0.00%	0.95%	to	1.40%	24.85%	to	24.30%
	2019		111	$21.85	to	$19.22	$2,265	0.00%	0.95%	to	1.40%	24.15%	to	23.60%
*	2018		129	$17.60	to	$15.55	$2,133	0.00%	0.95%	to	1.40%	-16.86%	to	-17.24%
Wanger Acorn
	2022		41	$29.76	to	$30.11	$1,227	0.00%	0.10%	to	1.50%	-33.54%	to	-34.44%
*	2021		55	$44.78	to	$45.93	$2,523	0.75%	0.10%	to	1.50%	8.79%	to	7.26%
*	2020		59	$41.16	to	$42.82	$2,524	0.00%	0.10%	to	1.50%	24.09%	to	22.38%
*	2019		65	$33.17	to	$34.99	$2,210	0.25%	0.10%	to	1.50%	31.00%	to	29.16%
*	2018		62	$25.32	to	$27.09	$1,645	0.13%	0.10%	to	1.50%	-1.56%	to	-2.94%
Wanger International
	2022		80	$17.93	to	$13.02	$1,282	0.77%	0.10%	to	1.50%	-33.89%	to	-34.83%
	2021		86	$27.12	to	$19.98	$2,073	0.52%	0.10%	to	1.50%	18.69%	to	17.05%
	2020		86	$22.85	to	$17.07	$1,775	1.72%	0.10%	to	1.50%	14.25%	to	12.67%
	2019		103	$20.00	to	$15.15	$1,839	0.78%	0.10%	to	1.50%	29.87%	to	28.06%
	2018		119	$15.40	to	$11.83	$1,641	2.26%	0.10%	to	1.50%	-17.78%	to	-18.97%
Wanger Select
	2022		49	$23.09	to	$25.97	$1,132	0.00%	0.10%	to	1.50%	-34.90%	to	-35.81%
*	2021		49	$35.47	to	$40.46	$1,752	0.00%	0.10%	to	1.50%	5.72%	to	4.25%
*	2020		46	$33.55	to	$38.81	$1,563	0.76%	0.10%	to	1.50%	26.56%	to	24.79%
*	2019		65	$26.51	to	$31.10	$1,846	0.08%	0.10%	to	1.50%	29.13%	to	27.35%
*	2018		85	$20.53	to	$24.42	$1,934	0.19%	0.10%	to	1.50%	-12.49%	to	-13.71%

*	We identified immaterial errors in certain divisions related to the unit fair value and/or total return corresponding to the lowest to highest expense ratios which were corrected in 2022.
A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(b)	As investment Division had no investments until 2019, this data is not meaningful and therefore not presented.
(c)	As investment Division had no investments until 2020, this data is not meaningful and therefore not presented.
(d)	As investment Division had no investments until 2021, this data is not meaningful and therefore not presented.

Item 8.    Financial Statements and Supplementary Data

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2022 and 2021, the related consolidated statements of operations, comprehensive income, changes in shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2022, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter
The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to those charged with governance and that: (1) relates to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matter does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which they relate.

C-2

Deferred policy acquisition costs and Value of business acquired
Description of the Matter	As disclosed in Note 5 to the consolidated financial statements, the Company’s deferred policy acquisition costs and value of business acquired (“DAC/VOBA”) totaled $1.5 billion at December 31, 2022, net of unrealized gains and losses. The carrying amount of the DAC related to fixed and variable deferred annuity contracts is the total of costs deferred less amortization net of interest. The carrying amount of the VOBA related to fixed and variable deferred annuity contracts is the outstanding value of in-force business acquired, based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition, less amortization net of interest. DAC and VOBA related to fixed and variable deferred annuity contracts are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

As described in Note 1 to the consolidated financial statements, there is a significant amount of uncertainty inherent in calculating estimated gross profits as the calculation includes significant management judgment in developing certain assumptions such as persistency, interest crediting rates, fee income, returns associated with separate account performance, expenses to administer the business, and certain economic variables. Management’s assumptions are adjusted, known as unlocking, over time for emerging experience and expected changes in trends. The unlocking results in DAC/VOBA amortization being recalculated, using the new assumptions for estimated gross profits, that results either in additional or less cumulative amortization expense.

Auditing management’s estimate of DAC/VOBA related to fixed and variable deferred annuity contracts was complex due to the highly judgmental nature of assumptions included in the projection of estimated gross profits used in the valuation of DAC/VOBA.
How We Addressed the Matter in Our Audit	We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the DAC/VOBA estimation process, including, among others, controls related to management’s evaluation of the need to update assumptions based on the comparison of actual Company experience to previous assumptions and updating investment margins for current and expected future market conditions.

We utilized actuarial specialists to assist with our audit procedures, which included, among others, reviewing the methodology applied by management by comparing to the methodology used in prior periods as well as industry practice. To assess the assumptions used in measuring estimated gross profits, we compared the significant assumptions noted above with historical experience, observable market data and management’s estimates of prospective changes in these assumptions. We also independently recalculated estimated gross profits for a sample of policies for comparison with the actuarial result developed by management.

/s/ Ernst & Young LLP
We have served as the Company's auditor since 2001
San Antonio, Texas
March 9, 2023

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2022 and 2021
(In millions, except share and per share data)

	As of December 31,
	2022	2021

Assets:
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,218 as of 2022 and $22,349 as of 2021; net of allowance for credit losses of $7 as of 2022 and $48 as of 2021)	$19,772	$24,360
Fixed maturities, at fair value using the fair value option	1,255	1,253
Equity securities, at fair value (cost of $133 as of 2022 and $141 as of 2021)	133	141
Short-term investments	248	—
Mortgage loans on real estate estate (net of allowance for credit losses of $14 as of 2022 and $11 as of 2021)	4,213	4,222
Policy loans	159	171
Limited partnerships/corporations	1,043	980
Derivatives	322	149
Securities pledged (amortized cost of $894 as of 2022 and $725 as of 2021)	792	799
Other investments	132	143
Total investments	28,069	32,218
Cash and cash equivalents	220	436
Short-term investments under securities loan agreements, including collateral delivered	939	808
Accrued investment income	289	285
Premiums receivable and reinsurance recoverable (net of allowance for credit losses of $6 as of 2022 and $0 as of 2021)	3,423	3,598
Deferred policy acquisition costs and Value of business acquired	1,539	409
Short-term loan to affiliate	—	130
Deferred income taxes	561	—
Due from affiliates	46	70
Other assets (net of allowance for credit loss of $3 as of 2022 and $0 as of 2021)	1,609	1,720
Assets held in separate accounts	77,639	96,964
Total assets	$114,334	$136,638

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2022 and 2021
(In millions, except share and per share data)

	As of December 31,
	2022	2021
Liabilities:
Future policy benefits and contract owner account balances	$33,257	$32,926
Payables under securities loan agreements, including collateral held	921	811
Due to affiliates	134	110
Derivatives	331	144
Deferred income taxes	—	227
Other liabilities	322	426
Liabilities related to separate accounts	77,639	96,964
Total liabilities	112,604	131,608

Commitments and Contingencies (Note 12)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2022 and 2021, respectively; $50 par value per share)	3	3
Additional paid-in capital	2,778	3,191
Accumulated other comprehensive income (loss)	(1,353)	1,423
Retained earnings (deficit)	302	413
Total shareholder's equity	1,730	5,030
Total liabilities and shareholder's equity	$114,334	$136,638

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Year Ended December 31,
	2022	2021	2020
Revenues:
Net investment income	$1,619	$1,949	$1,858
Fee income	979	1,088	905
Premiums	18	(2,425)	32
Broker-dealer commission revenue	2	2	2
Net gains (losses)	(429)	166	(310)
Other revenue	39	38	(1)
Total revenues	2,228	818	2,486
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	763	(1,483)	1,049
Operating expenses	1,130	1,213	1,090
Broker-dealer commission expense	2	2	2
Net amortization of Deferred policy acquisition costs and Value of business acquired	49	97	192
Interest expense	1	—	1
Total benefits and expenses	1,945	(171)	2,334
Income (loss) before income taxes	283	989	152
Income tax expense (benefit)	(50)	163	(14)
Net income	$333	$826	$166

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Year Ended December 31,
	2022	2021	2020
Net income (loss)	$333	$826	$166
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities	(3,514)	(580)	748
Pension and other postretirement benefits liability	—	(1)	(1)
Other comprehensive income (loss), before tax	(3,514)	(581)	747
Income tax expense (benefit) related to items of other comprehensive income (loss)	(738)	(122)	157
Other comprehensive income (loss), after tax	(2,776)	(459)	590
Comprehensive income (loss)	$(2,443)	$367	$756

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2020	$3	$2,873	$1,292	$275	$4,443
Adjustment for adoption of ASU 2016-13	—	—	—	(8)	(8)
Comprehensive income (loss):
Net income (loss)	—	—	—	166	166
Other comprehensive income (loss), after tax	—	—	590	—	590
Total comprehensive income (loss)					756
Dividends paid and distributions of capital	—	—	—	(294)	(294)
Balance as of December 31, 2020	3	2,873	1,882	139	4,897
Comprehensive income (loss):
Net income (loss)	—	—	—	826	826
Other comprehensive income (loss), after tax	—	—	(459)	—	(459)
Total comprehensive income (loss)					367
Dividends paid and distributions of capital	—	—	—	(552)	(552)
Contribution of capital	—	318	—	—	318
Balance as of December 31, 2021	3	3,191	1,423	413	5,030
Net income (loss)	—	—	—	333	333
Other comprehensive income (loss), after tax	—	—	(2,776)	—	(2,776)
Total comprehensive income (loss)					(2,443)
Dividends paid and distributions of capital	—	(413)	—	(444)	(857)
Balance as of December 31, 2022	$3	$2,778	$(1,353)	$302	$1,730

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Year Ended December 31,
	2022	2021	2020
Cash Flows from Operating Activities:
Net income (loss)	$333	$826	$166
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income tax (benefit) expense	(50)	208	(20)
Net (gains) losses	429	(166)	310
(Gains) losses on limited partnerships/corporations	34	(147)	(23)
Changes in operating assets and liabilities:
Deferred policy acquisition costs, value of business acquired and sales inducements, net	(10)	39	135
Premiums receivable and reinsurance recoverable	169	(83)	85
Other receivables and asset accruals	—	14	10
Future policy benefits, claims reserves and interest credited	488	705	757
Due to/from affiliates	48	33	(21)
Other payables and accruals	(123)	61	(84)
Other, net	(3)	(26)	(9)
Net cash provided by operating activities	1,315	1,464	1,306
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$5,351	$4,865	$3,487
Equity securities	5	158	145
Mortgage loans on real estate	597	606	403
Limited partnerships/corporations	82	318	104
Acquisition of:
Fixed maturities	(6,084)	(5,776)	(4,988)
Equity securities	—	(178)	(178)
Mortgage loans on real estate	(588)	(690)	(433)
Limited partnerships/corporations	(179)	(238)	(158)
Short-term investments, net	(248)	15	(15)
Derivatives, net	264	(54)	46
Short-term loan to affiliate, net	130	523	(584)
Receipts on deposit asset contracts	119	70	—
Other, net	7	(50)	24
Net cash used in investing activities	(544)	(431)	(2,147)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$4,388	$4,281	$5,197
Maturities and withdrawals from investment contracts	(4,530)	(4,718)	(4,220)
Dividends paid and distributions of capital	(857)	(552)	(294)
Capital contribution from parent	—	20	—
Other, net	12	12	6
Net cash (used in) provided by financing activities	(987)	(957)	689
Net increase (decrease) in cash and cash equivalents	(216)	76	(152)
Cash and cash equivalents, beginning of period	436	360	512
Cash and cash equivalents, end of period	$220	$436	$360

Supplemental disclosure of cash flow information:
Income taxes paid (received), net	$46	$(92)	$2
Noncash capital contribution from parent	—	298	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia, Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial").

The Company derives its revenue mainly from (a) Investment income earned on investments, (b) Fee income generated from separate account assets supporting variable options under variable annuity contract investments, as designated by contract owners, (c) Premiums, (d) Net gains (losses) on investments and changes in fair value of embedded derivatives on product guarantees, and (e) Other revenue which includes certain other fees. The Company's benefits and expenses primarily consist of (a) Interest credited and other benefits to contract owners/policyholders, (b) Operating expenses, which include expenses related to the selling and servicing of the various products offered by us and other general business expenses, and (c) Amortization of Deferred acquisition costs ("DAC") and Value of business acquired ("VOBA"). In addition, the Company collects broker-dealer commission revenues through Voya Financial Partners, LLC ("VFP"), which are, in turn, paid to broker-dealers and expensed.

The Company offers qualified and non-qualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as non-qualified deferred compensation plans and related services. The Company's products are offered primarily to public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts ("GICs") and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions to better align business activities to the Company's priorities. This business was transferred as part of the Individual Life Transaction described below. The Company's products are generally distributed through independent brokers and advisors, third-party administrators and consultants.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and non-qualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

On January 4, 2021, VRIAC's ultimate parent, Voya Financial, completed a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc. (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several of Voya Financial's subsidiaries, including Security Life of Denver Company ("SLD"). Refer to the Reinsurance Note for additional information on the reinsurance transactions associated with the Resolution MTA.

Effective as of March 1, 2021, VRIAC acquired 49.9% of the issued and outstanding common stock of Voya Special Investments, Inc. from Voya Financial. The investment has been accounted for as an equity method investment and recognized within Other investments in Consolidated Balance Sheets. Also, effective as of March 1, 2021, the Company acquired $80 of

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

SLD issued surplus notes and $73 of Resolution (Life U.S. Intermediate Holdings Ltd.) issued preferred shares from affiliated entities, which were received in connection with the Individual Life Transaction.

On June 9, 2021, Voya Financial completed the sale of the independent financial planning channel of Voya Financial Advisors, Inc. ("VFA") to Cetera Financial Group, Inc. (“Cetera”), one of the nation’s largest networks of independently managed broker-dealers. VFA is one of the channels through which VRIAC distributes its products. In connection with this transaction, VFA transferred more than 800 independent financial professionals serving retail customers with approximately $38 billion in assets under advisement to Cetera, while retaining approximately 500 field and phone-based financial professionals who support our business.

Impairment of Long-lived Assets

The carrying value of long-lived assets is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. An impairment loss is recognized whenever the carrying amount of an asset exceeds its estimated fair value. The amount of the impairment loss is calculated as the excess of the asset’s carrying value over its fair value. During the second quarter of 2022, the Company had a triggering event related to a decrease in the market price of its office building. Consequently, the Company determined its fair value, based on an appraisal, to be lower than its carrying value. As a result, the Company recognized an impairment loss of $32, which is included in Operating expenses in the Consolidated Statements of Operations for the year ended December 31, 2022.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, Voya Institutional Plan Services ("VIPS"), and Voya Retirement Advisors ("VRA"). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. The inputs into the Company's estimates and assumptions consider the economic implications of COVID-19 on the Company's critical and significant accounting estimates. Those estimates are inherently subject to change and actual results could differ from those estimates, and the differences may be material to the Consolidated Financial Statements.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•DAC and VOBA;
•Valuation of investments and derivatives;
•Investment impairments;
•Income taxes; and
•Contingencies.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company measures its equity securities at fair value and recognizes any changes in fair value in net income.

The Company's fixed maturities are generally designated as available-for-sale. In addition, the Company has fixed maturities accounted for using the fair value option ("FVO"), and in the second quarter of 2021, the Company established a trading portfolio of fixed maturity debt securities. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. Trading securities are valued at fair value, with the changes in fair value recorded in Net gains (losses) and interest income recorded in Net investment income in the Consolidated Statements of Operations. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Net gains (losses). Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Net gains (losses).

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors, and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios (“DSC”), loan-to-value (“LTV”), collateral size, seniority of the loan, segmentation, and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Net gains (losses). Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of the Company's investment in outstanding common stock of an affiliate, Voya Special Investments, Inc., which is accounted for as an equity method investment. Other investments also include Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of FHLB

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Pledged: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at an agreed-upon percentage of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. See also Repurchase Agreements below.

Investment Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net gains (losses) as impairments in the Consolidated Statements of Operations.

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
•When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.
•The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net gains (losses) as impairments. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses. The Company evaluates the collectability of accrued interest receivable as part of its quarterly impairment evaluation of available-for-sale investments. Losses are recorded in Net investment income when the Company believes the uncollectability of the accrued interest receivable is confirmed.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.
•Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Net gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Net gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Net gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Net gains (losses). Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Net gains (losses).

In addition, the Company previously had coinsurance with funds withheld reinsurance arrangements that were recaptured in March 2020, accounted for under the deposit method, that contained embedded derivatives, the fair value of which was based on the change in the fair value of the underlying assets held in trust. Changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

DAC/VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI. DAC/VOBA amortization is recorded in Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Amortization Methodologies
The Company amortizes DAC/VOBA related to deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC/ VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC/VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC/VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC/VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC/VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC/VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions may have a significant impact on DAC/VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's deferred annuity products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates an 8% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include general account investment returns, crediting rates, expense and fees as well as policyholder behavior assumptions such as premiums, surrenders and lapses.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2022 and 2021, contract cost assets were $100 and $104, respectively. For the years ended December 31, 2022, 2021 and 2020, amortization expenses of $22, $23 and $23, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.3% to 5.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and range up to 4.2%. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
•For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Net gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the stabilizer ("Stabilizer") products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Net gains (losses).

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•Such separate accounts are legally recognized;
•Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•Investments are directed by the contract owner or participant; and
•All investment performance, net of contract fees and assessments, is passed through to the contract owner.

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in short-term investments, which are included in Short-term investments under securities loan agreements, including collateral delivered, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income in the Consolidated Statements of Operations. Surrender charges are reported in Other revenue in the Consolidated Statements of Operations. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory and recordkeeping and administration ("R&A") services, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing , the Company recognizes revenue as related consideration is received and provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

variable. For a description of principal activities from which the Company generates revenue, see the Business section above for further information. Revenue for various financial service is recorded in Fee income and Other revenue in the Consolidated Statements of Operations.

Financial services revenue is disaggregated by type of service in the following table:

	Year Ended December 31,
	2022	2021	2020
Advisory and R&A	$473	$514	$423
Distribution and shareholder servicing	75	$90	79
Total financial services revenue	548	604	502
Revenue from other sources (1)	470	522	402
Total Fee income and Other revenue	$1,018	$1,126	$904
(1) Primarily consists of revenue from insurance contracts and financial instruments.

For the years ended December 31, 2022, 2021 and 2020, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Receivables of $90 and $107 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2022 and 2021, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between our financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return. Current income tax receivable or payable is recognized within Other assets or Other liabilities, respectively, in the Consolidated Balance Sheets.

Temporary differences between the Company's financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies we would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded in Premiums receivable and reinsurance recoverable or Other liabilities, as appropriate, on the Consolidated Balance Sheets.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets.

As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable and deposit asset balances are reported net of the allowance for credit losses in the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in Policyholder benefits in the Consolidated Statements of Operations.

Current reinsurance recoverable balances deemed probable of recovery and payable balances under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirement, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new Accounting Standard Updates ("ASUs") issued by the Financial Accounting Standards Board ("FASB") and the impact of the adoption on the Company's financial statements:

Standard	Description of Requirements	Effective Date and Method of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform
This standard, issued in March 2020, provides temporary optional expedients and exceptions for applying U.S. GAAP principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met.
The amendments were effective as of March 12, 2020, the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December 31, 2024.	In the fourth quarter of 2022, the Company
elected to apply the optional expedient provided in ASU 2020-04 for qualifying contract modifications. To date, adoption of the guidance has not had a material impact on the Company’s financial condition and results of operations. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and hedging relationships as transition progresses.
ASU 2016-13, Measurement of Credit Losses on Financial Instruments
This standard, issued in June 2016:
•Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
•Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
•Modifies the impairment model for available-for-sale debt securities, and
•Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

In addition, the FASB issued various amendments during 2018, 2019, and 2020 to clarify the provisions of ASU 2016-13.
January 1, 2020, using the modified retrospective method for financial assets measured at amortized cost and the prospective method for available-for-sale debt securities.
The Company recorded a $8 decrease, net of tax, to Unappropriated retained earnings as of January 1, 2020 for the cumulative effect of adopting ASU 2016-13. The transition adjustment includes recognition of an allowance for credit losses of $12 related to mortgage loans, net of the effect of DAC/VOBA and other intangibles of $2 and deferred income taxes of $2.

The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows.

In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU
2016-13. (See the Significant Accounting Policies section.)

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective Date and Transition Provisions	Effect on the Financial Statements or Other Significant Matters
ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This standard, issued in June
2022, clarifies that
contractual restrictions on
equity security sales are not
considered part of the
security unit of account and,
therefore, are not considered
in measuring fair value. In
addition, the restrictions
cannot be recognized and
measured as separate units of
account. Disclosures on such
restrictions are also required.
The amendments are
effective for fiscal years
beginning after
December 15, 2023,
including interim
periods within those
fiscal years, and are
required to be applied
prospectively, with any
adjustments from the
adoption recognized in
		earnings and disclosed.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2022-03.
ASU 2022-02, Troubled Debt Restructurings ("TDRs") and Vintage Disclosures	This standard, issued in March 2022, eliminates the accounting guidance on troubled debt restructurings for creditors, requires enhanced disclosures for creditors about loan modifications when a borrower is experiencing financial difficulty, and requires public business entities to include current-period gross write-offs in the vintage disclosure tables.	The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Entities have the option to apply the amendments involving the recognition and measurement of TDRs using a modified retrospective transition method; the other amendments are required to be applied prospectively.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2022-02.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ASU 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts
This standard, issued in August 2018, changes the measurement and disclosures of insurance liabilities and DAC for long-duration contracts issued by insurers. In addition to expanded disclosures, the standard’s requirements include:
•Annual review and, if
necessary, update of cash flow assumptions used to measure the liability for future policy benefits for nonparticipating traditional and limited payment insurance contracts. The effect of updating cash flow assumptions will be measured on a retrospective catch-up basis and presented in the Statement of Operations in the period in which the update is made. The rate used to discount these liabilities will be required to be updated quarterly, with related changes in the liability recorded in AOCI.
•Fair value measurement of contract guarantee features qualifying as Market Risk Benefits ("MRB"), with changes in fair value recognized in the Statement of Operations, except for changes in the instrument specific credit risk, which will be recorded in AOCI.
•Amortization of DAC on a constant level basis over the expected term of the contracts, without reference to revenue or profitability. Elimination of adjustments in AOCI related to DAC and balances amortized on a basis consistent with DAC. DAC will no longer be subjected to loss recognition testing.
The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Initial adoption for the liability for future policy benefits and DAC is required to be reported using either a full retrospective or modified retrospective approach. For market risk benefits, full retrospective application is required.
Evaluation of the implications of these requirements and related potential financial statement impacts is continuing, in accordance with an established governance framework and implementation plan, which includes design and testing of internal controls related to new processes. The Company has elected to apply a modified retrospective transition method for the liability for future policy benefits and DAC.

The Company expects the January 1, 2021 transition impact will increase Total shareholder’s equity by approximately $0.6 billion primarily driven by a positive impact to AOCI resulting from the reversal of DAC/VOBA balances of approximately $1.0 billion after tax, offset by an unfavorable impact to AOCI of approximately $0.3 billion after tax resulting from the remeasurement of Future policy benefits and Reinsurance recoverable using January 1, 2021 discount rates. The expected transition effect on Total shareholder's equity will also include an unfavorable impact on Retained earnings (deficit) of approximately $0.1 billion after tax associated with the establishment of MRB liabilities related to guaranteed minimum benefits on certain deferred annuity contracts.

The majority of the ASU 2018-12 transition impact of approximately $0.3 billion associated with Future policy benefits and Reinsurance recoverable and approximately 20% of the $0.1 billion transition impact associated with the establishment of MRB liabilities are related to business that was reinsured to Resolution Life US in January 2021.

The ultimate effects the standard will have on the financial statements are highly dependent on policyholder behavior, actuarial assumptions and macroeconomic conditions, particularly interest rates and spreads, which may materially change ASU 2018-12-related equity impacts in periods subsequent to transition. The Company estimates the impact of ASU 2018-12 will shift to a reduction of Total shareholder’s equity of between $0.8 billion to $1.0 billion as of September 30, 2022. The change from transition is primarily related to a negative impact in AOCI of approximately $1.5 billion resulting from the reversal of DAC/VOBA balances, which have declined significantly since January 2021 due to increases in interest rates and spreads. While rising interest rates since January 1, 2021 will result in a less unfavorable impact on AOCI due to remeasurement of the liability for Future policy benefits, this will be materially offset by the impact from remeasurement of Reinsurance recoverable.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and fair value option ("FVO") fixed maturities were as follows as of December 31, 2022:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$404	$4	$31	$—	$377	$—
U.S. Government agencies and authorities	33	—	3	—	30	—
State, municipalities and political subdivisions	691	1	92	—	600	—
U.S. corporate public securities	6,938	32	1,032	—	5,938	—
U.S. corporate private securities	3,885	11	328	—	3,568	—
Foreign corporate public securities and foreign governments(1)	2,380	9	317	—	2,066	6
Foreign corporate private securities(1)	2,617	6	184	—	2,438	1
Residential mortgage-backed securities	3,023	21	153	2	2,893	—
Commercial mortgage-backed securities	2,978	—	379	—	2,599	—
Other asset-backed securities	1,418	1	109	—	1,310	—
Total fixed maturities, including securities pledged	24,367	85	2,628	2	21,819	7
Less: Securities pledged	894	3	105	—	792	—
Total fixed maturities	$23,473	$82	$2,523	$2	$21,027	$7
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Net gains (losses) in the Consolidated Statements of Operations.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2021:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$554	$137	$—	$—	$691	$—
U.S. Government agencies and authorities	20	—	—	—	20	—
State, municipalities and political subdivisions	716	88	1	—	803	—
U.S. corporate public securities	7,314	994	39	—	8,269	—
U.S. corporate private securities	3,620	334	15	—	3,939	—
Foreign corporate public securities and foreign governments(1)	2,352	253	14	—	2,591	—
Foreign corporate private securities(1)	2,563	188	1	—	2,703	47
Residential mortgage-backed securities	3,081	97	20	7	3,164	1
Commercial mortgage-backed securities	2,766	130	15	—	2,881	—
Other asset-backed securities	1,341	16	6	—	1,351	—
Total fixed maturities, including securities pledged	24,327	2,237	111	7	26,412	48
Less: Securities pledged	725	74	—	—	799	—
Total fixed maturities	$23,602	$2,163	$111	$7	$25,613	$48
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Net gains (losses) in the Consolidated Statements of Operations.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2022, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$543	$537
After one year through five years	3,223	3,046
After five years through ten years	3,345	3,091
After ten years	9,837	8,343
Mortgage-backed securities	6,001	5,492
Other asset-backed securities	1,418	1,310
Fixed maturities, including securities pledged	$24,367	$21,819

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022 and 2021, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Total Shareholder's Equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2022
Communications	$911	$8	$117	$802
Financial	3,155	16	406	2,765
Industrial and other companies	6,344	10	774	5,580
Energy	1,486	11	131	1,366
Utilities	2,665	9	291	2,383
Transportation	915	1	100	816
Total	$15,476	$55	$1,819	$13,712

December 31, 2021
Communications	$883	$154	$2	$1,035
Financial	2,713	275	13	2,975
Industrial and other companies	7,004	713	26	7,691
Energy	1,385	216	14	1,587
Utilities	2,658	310	10	2,958
Transportation	854	71	1	924
Total	$15,497	$1,739	$66	$17,170

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and reported at fair value with changes in the fair value recorded in Net gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2022 and 2021, approximately 46.9% and 45.1%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

As of December 31, 2022 and 2021, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

The Company engages in securities lending whereby the initial collateral is required at a minimum rate of 102% of the market value of the loaned securities.  The lending agent retains the collateral and invests it in high quality liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. As of December 31, 2022 and 2021, the fair value of loaned securities was $690 and $739, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2022 and 2021, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $615 and $677, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2022 and 2021, liabilities to return collateral of $615 and $677, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2022 and 2021, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $103 and $87, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged as of the dates indicated:

	December 31, 2022	December 31, 2021
U.S. Treasuries	$51	$42
U.S. corporate public securities	466	479
Foreign corporate public securities and foreign governments	201	243
Payables under securities loan agreements	$718	$764

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value and ownership interest of these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and does not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO, for which changes in fair value are reflected in Net gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

	Year Ended December 31, 2022
	Residential mortgage-backed securities	Foreign corporate public securities and foreign governments	Foreign corporate private securities	Total
Balance as of January 1, 2022	$1	$—	$47	$48
Credit losses on securities for which credit losses were not previously recorded	—	6	—	6
Reductions for securities sold during the period	—	—	(49)	(49)
Increase (decrease) on securities with allowance recorded in previous period	(1)	—	3	2
Balance as of December 31, 2022	$—	$6	$1	$7

	Year Ended December 31, 2021
	Residential mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1, 2021	$1	$11	$2	$14
Credit losses on securities for which credit losses were not previously recorded	1	35	—	36
Reductions for securities sold during the period	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	(1)	1	(2)	(2)
Balance as of December 31, 2021	$1	$47	$—	$48

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2022:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities
U.S. Treasuries	$223	$30	18	$2	$1	3	$225	$31	21
U.S. Government, agencies and authorities	30	3	3	—	—	—	30	3	3
State, municipalities and political subdivisions	545	85	276	15	7	16	560	92	292
U.S. corporate public securities	4,290	613	901	998	419	360	5,288	1,032	1,261
U.S. corporate private securities	2,819	264	312	331	64	32	3,150	328	344
Foreign corporate public securities and foreign governments	1,509	201	348	298	116	93	1,807	317	441
Foreign corporate private securities	2,203	173	200	52	11	6	2,255	184	206
Residential mortgage-backed	1,065	78	441	328	75	215	1,393	153	656
Commercial mortgage-backed	1,792	252	373	759	127	189	2,551	379	562
Other asset-backed	912	68	281	360	41	155	1,272	109	436
Total	$15,388	$1,767	3,153	$3,143	$861	1,069	$18,531	$2,628	4,222
.
The Company concluded that an allowance for credit losses was unnecessary for these securities because the unrealized losses are not credit related.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2021:

	Twelve Months or Less Below Amortized Cost				More Than Twelve Months Below Amortized Cost				Total
	Fair Value	Unrealized Capital Losses		Number of Securities	Fair Value	Unrealized Capital Losses		Number of Securities	Fair Value	Unrealized Capital Losses		Number of Securities
U.S. Treasuries	$7	$—	*	4	$7	$—	*	2	$14	$—	*	6
State, municipalities and political subdivisions	33	1		21	—	—		—	33	1		21
U.S. corporate public securities	1,237	32		290	110	7		138	1,347	39		428
U.S. corporate private securities	325	2		35	94	13		8	419	15		43
Foreign corporate public securities and foreign governments	425	13		90	21	1		17	446	14		107
Foreign corporate private securities	54	1		7	10	—	*	1	64	1		8
Residential mortgage-backed	400	11		181	241	9		96	641	20		277
Commercial mortgage-backed	780	8		178	155	7		27	935	15		205
Other asset-backed	577	4		183	70	2		48	647	6		231
Total	$3,838	$72		989	$708	$39		337	$4,546	$111		1,326
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not impaired as of December 31, 2022. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

Gross unrealized capital losses on fixed maturities, including securities pledged, increased $2,517 from $111 to $2,628 for the year ended December 31, 2022. The change in gross unrealized capital losses was driven primarily by sharply higher interest rates across the yield curve and moderately wider credit spreads. As of December 31, 2022, $6 of the total $2,628 of gross unrealized losses were from 9 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are impaired.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2022			2021			2020
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment		No. of Securities
State municipalities, and political subdivisions	$—		—	$—		—	$—	*	6
U.S. corporate public securities	—		—	—		—	12		43
U.S. corporate private securities	—		—	—		—	—	*	2
Foreign corporate public securities and foreign governments(1)	—	*	1	—		—	1		22
Foreign corporate private securities(1)	—		—	—		—	—	*	7
Residential mortgage-backed	17		83	2		13	3		44
Commercial mortgage-backed	—	*	2	—	*	1	20		106
Other asset-backed	—		—	—		—	1		61
Total	$17		86	$2		14	$37		291
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific credit allowance recorded in connection with the troubled debt restructuring. A credit allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2022, the Company did not have any new commercial mortgage loan troubled debt restructurings. For the year ended December 31, 2022, the Company had six new private placement troubled debt restructurings with a pre and post modification carrying value of $91 and $67, respectively. As of December 31, 2021, the Company had no commercial mortgage loan troubled debt restructurings or new private placement troubled debt restructurings.

For the years ended December 31, 2022 and 2021, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default or commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific performance, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.
The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2022	$210	$283	$63	$—	$—	$556
2021	187	229	239	10	—	665
2020	98	170	24	10	—	302
2019	167	72	20	—	—	259
2018	123	34	3	—	—	160
2017	510	189	4	—	—	703
2016 and prior	1,356	210	16	—	—	1,582
Total	$2,651	$1,187	$369	$20	$—	$4,227

	As of December 31, 2021
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2021	$215	$273	$182	$—	$—	$670
2020	114	202	69	—	—	385
2019	150	145	61	—	—	356
2018	127	43	3	—	—	173
2017	543	202	3	—	—	748
2016 and prior	1,451	434	16	—	—	1,901
Total	$2,600	$1,299	$334	$—	$—	$4,233

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Total*
2022	$278	$89	$171	$18	$556
2021	212	24	248	181	665
2020	211	9	10	72	302
2019	161	40	53	5	259
2018	93	21	46	—	160
2017	415	77	64	147	703
2016 and prior	1,154	254	107	67	1,582
Total	$2,524	$514	$699	$490	$4,227
*No commercial mortgage loans were secured by land or construction loans

	As of December 31, 2021
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Total*
2021	$556	$23	$34	$57	$670
2020	342	15	23	5	385
2019	206	43	84	23	356
2018	96	3	49	25	173
2017	355	139	93	161	748
2016 and prior	1,505	154	166	76	1,901
Total	$3,060	$377	$449	$347	$4,233
*No commercial mortgage loans were secured by land or construction loans

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2022	$114	$115	$46	$87	$101	$73	$1	$1	$18	$556
2021	79	53	112	139	97	117	9	37	22	665
2020	64	143	14	14	8	30	—	6	23	302
2019	47	73	6	54	34	5	14	10	16	259
2018	28	55	49	7	7	9	—	5	—	160
2017	84	81	277	125	43	53	4	36	—	703
2016 and prior	401	385	330	71	129	139	30	80	17	1,582
Total	$817	$905	$834	$497	$419	$426	$58	$175	$96	$4,227

	As of December 31, 2021
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2021	$79	$58	$120	$132	$96	$118	$9	$36	$22	$670
2020	70	159	25	33	34	30	1	12	21	385
2019	48	106	10	103	34	12	15	11	17	356
2018	32	60	53	8	6	9	—	5	—	173
2017	87	82	311	129	44	55	4	36	—	748
2016 and prior	438	437	414	92	179	165	52	99	25	1901
Total	$754	$902	$933	$497	$393	$389	$81	$199	$85	$4,233

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2022	$72	$227	$216	$25	$10	$6	$—	$556
2021	23	144	382	100	—	8	8	665
2020	50	48	80	124	—	—	—	302
2019	29	58	128	33	11	—	—	259
2018	34	69	30	11	—	16	—	160
2017	89	332	168	111	3	—	—	703
2016 and prior	544	288	288	261	45	117	39	1,582
Total	$841	$1,166	$1,292	$665	$69	$147	$47	$4,227

	As of December 31, 2021
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2021	$24	$159	$368	$104	$—	$7	$8	$670
2020	51	72	124	138	—	—	—	385
2019	30	66	173	67	20	—	—	356
2018	35	72	31	15	3	17	—	173
2017	90	355	184	116	3	—	—	748
2016 and prior	631	408	335	280	63	144	40	1,901
Total	$861	$1,132	$1,215	$720	$89	$168	$48	$4,233

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2022	December 31, 2021
Allowance for credit losses, balance at January 1	$11	$67
Credit losses on mortgage loans for which credit losses were not previously recorded	2	1
Change in allowance due to transfer of loans from Voya Reinsurance portfolios to Resolution	—	(7)
Increase (decrease) on mortgage loans with allowance recorded in previous period	1	(50)
Provision for expected credit losses	14	11
Write-offs	—	—
Recoveries of amounts previously written-off	—	—
Allowance for credit losses, balance at December 31	$14	$11

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents past due commercial mortgage loans as of the dates indicated:

	December 31, 2022	December 31, 2021
Delinquency:
Current	$4,227	$4,233
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	—	—
Total	$4,227	$4,233

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. As of December 31, 2022, the Company had no commercial mortgage loan in non-accrual status. As of December 31, 2021, the Company had no commercial mortgage loan in non-accrual status. There was no interest income recognized on loans in non-accrual status for the years ended December 31, 2022 and 2021.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Fixed maturities	$1,411	$1,453	$1,603
Equity securities	10	12	9
Mortgage loans on real estate	181	179	200
Policy loans	8	8	12
Short-term investments and cash equivalents	4	3	2
Limited partnerships and other	77	364	107
Gross investment income	1,691	2,019	1,933
Less: investment expenses	72	70	75
Net investment income	$1,619	$1,949	$1,858

As of December 31, 2022, the Company had $8 of investments in fixed maturities that did not produce net investment income. For the year ended December 31, 2021, the Company had no investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Gains (Losses)

Net gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Net gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net gains (losses) also include changes in fair value of trading debt securities and changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Fixed maturities, available-for-sale, including securities pledged	$(23)	$515	$(23)
Fixed maturities, at fair value option	(576)	(562)	(257)
Equity securities, at fair value	(27)	6	3
Derivatives	185	(18)	49
Embedded derivatives - fixed maturities	(5)	(4)	—
Guaranteed benefit derivatives	17	35	(27)
Mortgage loans	—	99	(56)
Other investments	—	95	1
Net gains (losses)	$(429)	$166	$(310)

On June 1, 2021, the Company fully disposed of a 9.99% equity interest in VA Capital which was originally acquired as part of a Master Transaction Agreement dated December 20, 2017, related to the sale of substantially all of our Closed Block Variable Annuity (CBVA) and Annuity business. The disposition resulted in a net realized gain of $95 reported as Net gains (losses) in the Consolidated Statements of Operations.

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Proceeds on sales	$3,601	$5,275	$1,512
Gross gains	68	538	85
Gross losses	76	8	59

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2022			December 31, 2021
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18	$—	$—	$18	$—	$—
Foreign exchange contracts	596	58	2	567	14	15
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	12,470	262	327	10,514	135	129
Foreign exchange contracts	45	2	—	34	—	—
Credit contracts	141	—	2	110	—	—
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	N/A	2	—	N/A	7	—
Within products(3)	N/A	—	8	N/A	—	28
Managed custody guarantees(3)	N/A	—	6	N/A	—	1
Total		$324	$345		$156	$173
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
(2) Included in Fixed maturities, available-for-sale, at fair value on the Consolidated Balance Sheets.
(3) Included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2022 and 2021. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

	December 31, 2022
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$141	$—	$2
Foreign exchange contracts	641	60	2
Interest rate contracts	8,736	261	327
		321	331
Counterparty netting(1)		(263)	(263)
Cash collateral netting(1)		(51)	(64)
Securities collateral netting(1)		(6)	(1)
Net receivables/payables		$1	$3
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2021
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$110	$—	$—
Foreign exchange contracts	601	14	15
Interest rate contracts	9,576	135	129
		149	144
Counterparty netting(1)		(140)	(140)
Cash collateral netting(1)		(7)	(2)
Securities collateral netting(1)		(2)	(1)
Net receivables/payables		$—	$1
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets.

As of December 31, 2022, the Company held $50 and pledged $62 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2021, the Company held $8 and delivered $2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2022, the Company delivered $102 of securities and held $7 securities as collateral. As of December 31, 2021, the Company delivered $60 of securities and held $2 securities as collateral.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the periods indicated:

	Year Ended December 31
	2022		2021		2020
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Net investment income	Net investment income and Net gains/(losses)	Net investment income	Net investment income and Net gains/(losses)	Net investment income	Net investment income and Net gains/(losses)
Amount of Gain or (Loss) Recognized in Other Comprehensive Income	$(2)	$58	$(1)	$33	$1	$(23)
Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income	—	9	—	3	—	7

Interest Rate Contracts	Foreign Exchange Contracts
The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the periods indicated:

	Year Ended December 31,
	2022		2021		2020
	Net investment income	Net gains/(losses)	Net investment income	Net gains/(losses)	Net investment income	Net gains/(losses)
Total amounts of line items presented in the statement of operations in which the effects of cash flow hedges are recorded	$1,619	$(412)	$1,949	$168	1,858	(273)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	9	—	8	(5)	10	(3)

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss) Recognized in Income on Derivative	Year Ended December 31,
		2022	2021	2020
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Net gains (losses)	$184	$(16)	$51
Foreign exchange contracts	Net gains (losses)	4	1	(2)
Credit contracts	Net gains (losses)	(3)	2	3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	Net gains (losses)	(5)	(4)	—
Within products	Net gains (losses)	22	31	(23)
Within reinsurance agreements	Policyholder benefits	—	—	23
Managed custody guarantees	Net gains (losses)	(5)	4	(4)
Total		$197	$18	$48

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$291	$86	$—	$377
U.S. Government agencies and authorities	—	30	—	30
State, municipalities and political subdivisions	—	600	—	600
U.S. corporate public securities	—	5,925	13	5,938
U.S. corporate private securities	—	2,212	1,356	3,568
Foreign corporate public securities and foreign governments(1)	—	2,064	2	2,066
Foreign corporate private securities(1)	—	2,099	339	2,438
Residential mortgage-backed securities	—	2,873	20	2,893
Commercial mortgage-backed securities	—	2,599	—	2,599
Other asset-backed securities	—	1,258	52	1,310
Total fixed maturities, including securities pledged	291	19,746	1,782	21,819
Equity securities	16	—	117	133
Derivatives:
Interest rate contracts	1	261	—	262
Foreign exchange contracts	—	60	—	60
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,407	—	—	1,407
Assets held in separate accounts	72,065	5,227	347	77,639
Total assets	$73,780	$25,294	$2,246	$101,320
Percentage of Level to total	73%	25%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$8	$8
Stabilizer and MCGs	—	—	6	6
Other derivatives:
Interest rate contracts	2	325	—	327
Foreign exchange contracts	—	2	—	2
Credit contracts	—	2	—	2
Total liabilities	$2	$329	$14	$345
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$510	$181	$—	$691
U.S. Government agencies and authorities	—	20	—	20
State, municipalities and political subdivisions	—	803	—	803
U.S. corporate public securities	—	8,264	5	8,269
U.S. corporate private securities	—	2,560	1,379	3,939
Foreign corporate public securities and foreign governments(1)	—	2,591	—	2,591
Foreign corporate private securities (1)	—	2,431	272	2,703
Residential mortgage-backed securities	—	3,130	34	3,164
Commercial mortgage-backed securities	—	2,881	—	2,881
Other asset-backed securities	—	1,318	33	1,351
Total fixed maturities, including securities pledged	510	24,179	1,723	26,412
Equity securities	27	—	114	141
Derivatives:
Interest rate contracts	—	135	—	135
Foreign exchange contracts	—	14	—	14
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,244	—	—	1,244
Assets held in separate accounts	91,474	5,174	316	96,964
Total assets	$93,255	$29,502	$2,153	$124,910
Percentage of Level to total	74%	24%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$9	$9
Stabilizer and MCGs	—	—	20	20
Other derivatives:
Interest rate contracts	—	129	—	129
Foreign exchange contracts	—	15	—	15
Total liabilities	$—	$144	$29	$173
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

When available, the fair value of the Company's financial assets and liabilities are based on quoted prices of identical assets in active markets and therefore, reflected in Level 1. The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR"), Overnight Index Swap ("OIS") rates, and Secured Overnight Financing Rate ("SOFR"). The Company uses SOFR discounting for valuations of interest rate derivatives; however, certain legacy positions may continue to be discounted on OIS. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2022
	Fair Value as of January 1	Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$5	$—	$(1)	$9	$—	$—	$—	$—	$—	$13	$—	$(1)
U.S. Corporate private securities	1,379	—	(277)	296	—	—	(155)	123	(10)	1,356	—	(274)
Foreign corporate public securities and foreign governments(1)	—	—	—	2	—	—	—	—	—	2	—	—
Foreign corporate private securities(1)	272	(19)	(32)	142	—	—	(30)	110	(104)	339	(3)	(32)
Residential mortgage-backed securities	34	(16)	—	3	—	—	—	—	(1)	20	(16)	—
Other asset-backed securities	33	—	(3)	55	—	(30)	(3)	—	—	52	—	(3)
Total fixed maturities, including securities pledged	1,723	(35)	(313)	507	—	(30)	(188)	233	(115)	1,782	(19)	(310)
Equity securities, at fair value	114	(21)	—	24	—	—	—	—	—	117	(21)	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(20)	16	—	—	(2)	—	—	—	—	(6)	—	—
FIA(2)	(9)	1	—	—	—	—	—	—	—	(8)	—	—
Assets held in separate accounts(4)	316	(35)	—	191	—	(27)	—	6	(104)	347	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Consolidated Statements of Comprehensive Income

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2021
	Fair Value as of January 1	Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$57	$—	$—	$5	$—	$—	$(3)	$—	$(54)	$5	$—	$—
U.S. Corporate private securities	1,286	13	(46)	201	—	(103)	(161)	283	(94)	1,379	—	(33)
Foreign corporate private securities(1)	295	(31)	22	38	—	(22)	(30)	—	—	272	3	19
Residential mortgage-backed securities	33	(12)	—	21	—	(7)	—	1	(2)	34	(12)	—
Other asset-backed securities	37	—	(2)	14	—	—	(34)	18	—	33	—	(1)
Total fixed maturities, including securities pledged	1,708	(30)	(26)	279	—	(132)	(228)	302	(150)	1,723	(9)	(15)
Fixed maturities, trading, at fair value	—	—	—	33	—	(33)	—	—	—	—	—	—
Equity securities, at fair value	99	7	—	75	—	(30)	(37)	—	—	114	—	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(53)	33	—	—	(1)	—	1	—	—	(20)	—	—
FIA(2)	(10)	2	—	—	(2)	—	1	—	—	(9)	—	—
Assets held in separate accounts(4)	222	1	—	225	—	(13)	—	—	(119)	316	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Consolidated Statements of Comprehensive Income.

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2022 and 2021, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,819	$21,819	$26,412	$26,412
Equity securities	133	133	141	141
Mortgage loans on real estate	4,227	3,996	4,233	4,495
Policy loans	159	159	171	171
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,407	1,407	1,244	1,244
Derivatives	322	322	149	149
Short-term loan to affiliate	—	—	130	130
Other investments	132	132	143	143
Assets held in separate accounts	77,639	77,639	96,964	96,964
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	29,047	30,098	28,128	35,256
Funding agreements with fixed maturities	731	733	925	925
Supplementary contracts, immediate annuities and other	251	192	257	267
Derivatives:
Guaranteed benefit derivatives:
FIA	8	8	9	9
Stabilizer and MCGs	6	6	20	20
Other derivatives	331	331	144	144
Short-term debt(2)	32	32	19	19
Long-term debt(2)	2	2	2	2
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Short-term debt and Long-term debt	Level 2

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2020	$288	$305		$593
	2	—		2
Deferrals of commissions and expenses	56	3		59
Amortization:
Amortization, excluding unlocking	(84)	(76)		(160)
Unlocking (1)	(5)	(94)		(99)
Interest accrued	35	32	(2)	67
Net amortization included in the Consolidated Statements of Operations	(54)	(138)		(192)
Change in unrealized capital gains/losses on available-for-sale securities	(170)	(130)		(300)
Balance as of December 31, 2020	122	40		162
Deferrals of commissions and expenses	55	4		59
Amortization:
Amortization, excluding unlocking	(94)	(86)		(180)
Unlocking (1)	6	17		23
Interest accrued	35	25	(2)	60
Net amortization included in the Consolidated Statements of Operations	(53)	(44)		(97)
Change in unrealized capital gains/losses on available-for-sale securities	146	139		285
Balance as of December 31, 2021	270	139		409
Deferrals of commissions and expenses	54	4		58
Amortization:
Amortization, excluding unlocking	(75)	(47)		(122)
Unlocking (1)	4	10		14
Interest accrued	35	25	(2)	60
Net amortization included in the Consolidated Statements of Operations	(36)	(13)		(49)
Change in unrealized capital gains/losses on available-for-sale securities	637	484		1,121
Balance as of December 31, 2022	$925	$614		$1,539
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which occurs in the third quarter; and retrospective and prospective unlocking.
(2)    Interest accrued at 7.0% for VOBA during 2022, 2021, and 2020.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2023	$21
2024	20
2025	20
2026	18
2027	18

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2022 and 2021, the account value for the separate account contracts with guaranteed minimum benefits was $41.4 billion and $44.2 billion, respectively. The additional liability related to minimum guarantees as of December 31, 2022 and 2021 was $21 and $25, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2022 and 2021 was $7.8 billion and $9.0 billion, respectively.

7.    Reinsurance

As of December 31, 2022, the Company has reinsurance treaties with 3 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2022	2021
Premiums receivable	$(1)	$(3)
Reinsurance recoverable, net of allowance for credit losses	3,424	3,601
Total	$3,423	$3,598

Information regarding the effect of reinsurance on the Consolidated Statements of Operations is as follows for the periods indicated:

	Year ended December 31,
	2022	2021	2020
Premiums:
Direct premiums	$20	$34	$32
Reinsurance assumed	—	—	—
Reinsurance ceded	(2)	(2,459)	—
Net premiums	$18	$(2,425)	$32

Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	$918	$1,138	$1,088
Reinsurance assumed	4	8	7
Reinsurance ceded	(159)	(2,629)	(46)
Net interest credited and other benefits to contract owners / policyholders	$763	$(1,483)	$1,049

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Concurrently with the sale of SLD disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, SLD entered into reinsurance agreements with insurance subsidiaries of Voya Financial, including VRIAC. Pursuant to these agreements, these subsidiaries reinsured to SLD certain individual life insurance and annuities businesses. The reinsurance agreements along with the sale of the legal entities resulted in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products were ceded to SLD and related assets transferred. The reinsurance obligation with counterparty SLD are secured by collateralized assets held in a trust. VRIAC continues to be subsidiary of Voya Financial. The reinsurance transaction does not extinguish the Company’s primary liability to its policyholders. As a result of the reinsurance transactions on January 4, 2021, the Company reinsured $3.5 billion of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. As of January 4, 2021, reinsurance recoverable associated with these transactions was $2.5 billion. The Company ceded $2.4 billion in premiums and $2.5 billion in policyholder benefits. The Company transferred assets with a fair market value of $3.7 billion as consideration for the reinsurance arrangements. As a result of the transfer of invested assets the Company recognized $0.5 billion in pre-tax realized gains. The Company also recognized a non-cash liability of $73 relating to the pretax net cost of reinsurance liability and $1.5 billion deposit asset, respectively, on January 4, 2021 as a result of entering into the reinsurance agreements. The deposit relates to liabilities related to Contract owner account balances that currently exist for the related underlying policies.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2022 and 2021, the Company had $1.0 billion and $1.1 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the years ended December 31, 2022 and December 31, 2021, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amounts of $48 and $78, respectively, as well as an extraordinary dividends in the aggregate amounts of $809 and $474, respectively.

During the year ended December 31, 2022, VRIAC did not receive capital contributions from its Parent. During the year ended December 31, 2021, VRIAC received $318 capital contributions from its Parent, comprised of cash and non-cash assets.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $549, $794 and $299 for the years ended December 31, 2022, 2021 and 2020, respectively. Statutory capital and surplus was $1.8 billion and $2.2 billion for the years ended December 31, 2022 and 2021, respectively.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2022	2021	2020
Fixed maturities, net of impairment	$(2,543)	$2,126	$3,430
Derivatives(1)	111	77	73
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	554	(567)	(855)
Premium deficiency reserve adjustment	—	—	(434)
Other	—	—	2
Unrealized capital gains (losses), before tax	(1,878)	1,636	2,216
Deferred income tax asset (liability)	523	(215)	(337)
Unrealized capital gains (losses), after tax	(1,355)	1,421	1,879
Pension and other postretirement benefits liability, net of tax	2	2	3
AOCI	$(1,353)	$1,423	$1,882
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2022, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $18.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2022
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(4,731)		$993	$(3,738)
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	62		(13)	49
DAC/VOBA	1,121	(1)	(235)	886
Change in unrealized gains (losses) on available-for-sale securities	(3,548)		745	(2,803)

Derivatives:
Derivatives	54	(2)	(11)	43
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(20)		4	(16)
Change in unrealized gains (losses) on derivatives	34		(7)	27

Change in Accumulated other comprehensive income (loss)	$(3,514)		$738	$(2,776)

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2021
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(756)		$160	$(596)
Other	(1)		—	(1)
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	(549)		115	(434)
DAC/VOBA and Sales inducements	288	(1)	(61)	227
Premium deficiency reserve adjustment	434		(91)	343
Change in unrealized gains (losses) on available-for-sale securities	(584)		123	(461)

Derivatives:
Derivatives	25	(2)	(5)	20
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(21)		4	(17)
Change in unrealized gains (losses) on derivatives	4		(1)	3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$(581)		$122	$(459)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2020
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,309		$(275)	$1,034
Other	2		—	2
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	8		(2)	6
DAC/VOBA and Sales inducements	(302)	(1)	63	(239)
Premium deficiency reserve adjustment	(224)		47	(177)
Change in unrealized gains (losses) on available-for-sale securities	793		(167)	626

Derivatives:
Derivatives	(22)	(2)	5	(17)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains (losses) on derivatives	(45)		10	(35)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$747		$(157)	$590
(1)See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Current tax expense (benefit):
Federal	$—	$(45)	$6
Total current tax expense (benefit)	—	(45)	6
Deferred tax expense (benefit):
Federal	(50)	208	(20)
Total deferred tax expense (benefit)	(50)	208	(20)
Total income tax expense (benefit)	$(50)	$163	$(14)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Income (loss) before income taxes	$283	$989	$152
Tax rate	21.0%	21.0%	21.0%
Income tax expense (benefit) at federal statutory rate	59	208	32
Tax effect of:
Dividends received deduction	(42)	(33)	(37)
Tax credits	(67)	(11)	(8)
Other	—	(1)	(1)
Income tax expense (benefit)	$(50)	$163	$(14)
Effective tax rate	(17.7)%	16.5%	(9.2)%

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2022	2021
Deferred tax assets
Net unrealized investment losses	$511	$—
Investments	48	57
Compensation and benefits	55	63
Loss carryforwards	224	211
Tax credits	59	—
Total gross assets	897	331

Deferred tax liabilities
Net unrealized investment gains	—	(463)
Insurance reserves	(17)	(23)
Deferred policy acquisition costs	(308)	(71)
Other liabilities	(11)	(1)
Total gross liabilities	(336)	(558)
Net deferred income tax asset (liability)	$561	$(227)

The following table sets forth the federal and credit carryforwards for tax purposes as of the dates indicated:

	December 31,
	2022		2021
Federal net operating loss carryforward	$1,065	(1)	$1,006
Credit carryforward	59	(2)	—
(1) NOL not subject to expiration.
(2) Includes credits claimed in 2022 related to tax years 2012 - 2017. Expires between 2025 and 2032.

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2022 and 2021 of $128 and $128, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

The Company reviews all available positive and negative evidence to determine if a valuation allowance is recorded, including historical and projected pre-tax book income, tax planning strategies and reversals of temporary differences. As of December 31, 2022, the Company had year-to-date losses on securities of $3,514 in Other comprehensive income primarily driven by increases in interest rates. The Company determined that the increase in unrealized losses on fixed income investments will be offset in future years by the ordinary income produced from these investments as they reach maturity. Additionally, operating income remained positive for the period and was largely consistent with the 2021 year-end valuation allowance analysis. After evaluating the positive and negative evidence, the Company did not change its judgement regarding the realization of deferred tax assets and did not establish a valuation allowance in 2022.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreement

As of December 31, 2022 and 2021, the Company had a (payable)/receivable to/from Voya Financial of $4 and $(42), respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2022 and December 31, 2021.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2022 and December 31, 2021.

Tax Regulatory Matters

For the tax years 2020 through 2022, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2020 tax year, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year.

Tax Legislative Matters

In August 2022, the Inflation Reduction Act ("IRA of 2022") was signed into law creating the corporate alternative minimum tax ("CAMT"). The IRS has only issued limited guidance on the CAMT, and uncertainty remains regarding the application of and potential adjustments to the CAMT. The Company is uncertain as to whether it will qualify for the CAMT and will continue to evaluate the applicability as more guidance is provided.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The costs allocated to the Company for its employees' participation in the Retirement Plan were $14, $13 and $11 for the years ended December 31, 2022, 2021 and 2020, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $19, $18 and $17, for the years ended December 31, 2022, 2021 and 2020, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Change in benefit obligation:
Benefit obligation, January 1	$78	$84
Interest cost	2	2
Benefits paid	(6)	(6)
Actuarial (gains) losses on obligation	(13)	(3)
Benefit obligation, December 31	$61	$78
(1) Includes actuarial gain of $(13) due to change in discount rate for the year ended December 31, 2022. The discount rate increased 2.47% during 2022 driven by an increase in the 30-year Treasury and corporate AA yields.

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Accrued benefit cost	$(61)	$(78)
Net amount recognized	$(61)	$(78)
(1)Accrued benefit cost is included in Other liabilities on the Consolidated Balance Sheets.

Assumptions

The discount rate used in the measurement of the December 31, 2022 and 2021 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2022	2021
Discount rate	5.47%	3.00%
In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2022	2021	2020
Discount rate	3.00%	2.67%	3.36%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Interest cost	$2	$2	$3
Net (gain) loss recognition	(13)	(3)	5
Net periodic (benefit) cost	$(11)	$(1)	$8

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2023	$6
2024	6
2025	5
2026	5
2027	5
2028-2032	23

In 2023, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $35, $34 and $27 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company recognized tax benefits of $8, $8 and $6 for the years ended 2022, 2021 and 2020, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net Income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2022, 2021, and 2020.

12.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2022, 2021 and 2020, rent expense for leases was $3, $3 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2022 the Company had off-balance sheet commitments to acquire mortgage loans of $51 and purchase limited partnerships and private placement investments of $620.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreements, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2022	2021
Fixed maturity collateral pledged to FHLB(1)	$997	$1,124
FHLB restricted stock(2)	35	47
Other fixed maturities-state deposits	11	14
Cash and cash equivalents	2	3
Securities pledged(3)	792	799
Total restricted assets	$1,837	$1,987
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $690 and $739 as of December 31, 2022 and 2021, respectively. In addition, as of December 31, 2022 and 2021, the Company delivered securities as collateral of $102 and $60, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2022, the Company had $730 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2022, assets with a market value of approximately $997 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2022, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, as not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Ravarino, et al. v. Voya Financial, Inc., et al. (USDC District of Connecticut, No. 3:21-cv-01658)(filed December 14, 2021). In this putative class action, the plaintiffs allege that the named defendants, which include VRIAC, breached their fiduciary duties of prudence and loyalty in the administration of the Voya 401(k) Savings Plan. The plaintiffs claim that the named defendants did not exercise proper prudence in their management of allegedly poorly performing investment options, including proprietary funds, and passed excessive investment-management and other administrative fees for proprietary and non-proprietary funds onto plan participants. The plaintiffs also allege that the defendants engaged in self-dealing through the inclusion of the Voya Stable Value Option into the plan offerings and by setting the “crediting rate” for participants’ investment in the Stable Value Fund artificially low in relation to Voya’s general account investment returns in order to maximize the spread and Voya’s profits at the participants’ expense. The complaint seeks disgorgement of unjust profits as well as costs incurred. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.
13.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $68, $69 and $73, respectively.

•Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial and information technology services. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $454, $505 and $458, respectively.
•Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2022, 2021 and 2020, revenue under the VIM intercompany agreement was $56, $67 and $57, respectively.

•Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2022, 2021 and 2020 commission expenses incurred by VRIAC were $72, $84 and $81, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

In March 2020, the Company recaptured an automatic reinsurance agreement entered into in 2012 with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsured to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The agreement was accounted for under the deposit method. The recapture resulted in a loss of $20 that was recorded in the Consolidated Statements of Operations for the year ended December 31, 2020.

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual fund products issued by certain of its affiliates. For each of the years ended December 31, 2022, 2021 and 2020, distribution revenues received by VFP related to affiliated mutual fund products were $26, $31, and $26.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2026, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2022, 2021, and 2020, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred interest expense of $1 for the year ended December 31, 2022 and immaterial interest expense for the years ended December 31, 2021 and 2020. The Company earned interest income of $5, $1 and $5 for the years ended December 31, 2022, 2021 and 2020. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2022, the Company had no outstanding receivable and VIPS had a $31 outstanding payable. As of December 31, 2021, the Company had an outstanding receivable of $130 and VIPS had a $19 outstanding payable from/to Voya Financial under the reciprocal loan agreement.

C-71

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)		Resolution establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(b)		Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
(d)	(1)	Single Premium Deferred Individual Variable Annuity Contract with Minimum Guaranteed Withdrawal Benefit (ICC12-IL-IA-4030) (11/13/2013) • Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 (File No. 333-167182), as filed on April 23, 2014.
	(2)	Individual Retirement Annuity Endorsement (ICC12 IL-RA-4031) (02/2013) • Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the Securities and Exchange commission on July 1, 2013 (File Nos. 333-167182, 811-02512).
	(3)	Roth Individual Retirement Annuity Endorsement (ICC12 IL-RA-4032) (02/2013) • Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the Securities and Exchange commission on July 1, 2013 (File Nos. 333-167182, 811-02512).
	(4)	Endorsement E-IRASECURE-20 to Single Premium Deferred Individual Variable Annuity Contract (ICC12-IL-IA-4030) • Incorporated by reference to Post-Effective Amendment No. 18 to a Registration Statement on Form N-4 (File No. 333-167182), as filed on April 16, 2021.
(e)		Single Premium Deferred Individual Variable Annuity Application, (ICC12 155953) (12/10/2012) • Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the Securities and Exchange commission on July 1, 2013 (File Nos. 333-167182, 811-02512).
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to the ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(g)		Not applicable
(h)	(1)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to a Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

	(2)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(i)		Not applicable
(j)	(1)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(2)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
	(3)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.
	(4)	Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.
	(5)	Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
	(6)	Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
(k)	(1)	Opinion and Consent of Counsel
(l)	(1)	Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)		Not applicable
99.16		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Robert L. Grubka, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director and President
Michael R. Katz, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director
Mona M. Zielke, One Orange Way, Windsor, CT 06095-4774	Director and Vice President
My Chi To, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
William S. Harmon, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Senior Vice President and Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Appointed Actuary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Michele M. White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Stacy L. Hughes, 5780 Powers Ferry road, N.W., Atlanta, GA 30327-4390	Chief Information Security Officer
Brian J. Baranowski, One Orange Way , Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Monalisa Chowdhury, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
John R. Thistle, Jr., One Orange Way, Windsor, CT 06095-4774	Vice President

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.

HOLDING COMPANY SYSTEM

03-31-2023

Voya Financial, Inc.

Non-Insurer (Delaware) FEIN: 52-1222820 | NAIC: 4832

Benefitfocus, Inc.

Non-Insurer (Delaware) FEIN: 46-2346314

Benefitfocus.com, Inc.

Non-Insurer (South Carolina) FEIN: 27-3519176

Benefitstore, LLC

Non-Insurer (South Carolina) FEIN: 27-3519176

Tango Health, Inc.

Non-Insurer (Delaware) FEIN: 26-2060323

Pen-Cal Administrators, Inc.

Non-Insurer (California) FEIN: 94-2695108

Voya Services Company

Non-Insurer (Delaware) FEIN: 52-1317217

Voya Payroll Management, Inc.

Non-Insurer (Delaware) FEIN: 52-2197204

Security Life Assignment Corporation

Non-Insurer (Colorado) FEIN: 84-1437826

Voya Special Investments, Inc. (*a)

Non-Insurer (Delaware) FEIN: 85-1775946

VFI SLK Global Services Private Limited (*b)

Non-Insurer (India)

Voya Holdings Inc.

Non-Insurer (Connecticut) FEIN: 02-0488491

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Voya Benefits Company, LLC

Non-Insurer (Delaware) FEIN: 83-0965809

Benefit Strategies, LLC

Non-Insurer (New Hampshire) FEIN: 26-0003294

Voya Financial Advisors, Inc.

Non-Insurer (Minnesota) FEIN: 41-0945505

VIM Holdings LLC (*c)

Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Management LLC

Non-Insurer (Delaware) FEIN: 58-2361003

Voya Investment Management Co. LLC

Non-Insurer (Delaware) FEIN: 06-0888148

Voya Investment Trust Co.

Non-Insurer (Connecticut) FEIN: 06-1440627

Voya Investment Management Services (UK) Limited

Non-Insurer (United Kingdom)

Voya Investment Management (UK) Limited

Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC

Non-Insurer (Delaware) FEIN: 13-4038444

Czech Asset Management, L.P.

Non-Insurer (Delaware) FEIN: 45-3236373

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Voya Alternative Asset Management Ireland Limited

Non-Insurer (Ireland)

Voya Alternative Asset Management LLC

Non-Insurer (Delaware) FEIN: 13-3863170

Voya Realty Group LLC

Non-Insurer (Delaware) FEIN: 13-4003969

Voya Pomona Holdings LLC

Non-Insurer (Delaware) FEIN: 13-4152011

Pomona G. P. Holdings LLC (*d)

Non-Insurer (Delaware) FEIN: 13-4150600

Pomona Management LLC

Non-Insurer (Delaware) FEIN: 13-4149700

Voya Capital, LLC

Non-Insurer (Delaware) FEIN: 86-1020892

Voya Funds Services, LLC

Non-Insurer (Delaware) FEIN: 86-1020893

Voya Investments Distributor, LLC

Non-Insurer (Delaware) FEIN: 03-0485744

Voya Investments, LLC

Non-Insurer (Arizona) FEIN: 03-0402099

RiverRoch LLC (*c)

Non-Insurer (Delaware) FEIN: 84-3548142

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Oconee Real Estate Holdings LLC (*e)

Non-Insurer (Delaware) FEIN: 85-1578755

Voya Retirement Insurance and Annuity Company

Insurer (Connecticut) FEIN: 71-0294708 | NAIC 86509

Voya Financial Partners, LLC

Non-Insurer (Delaware) FEIN: 06-1375177

Voya Institutional Plan Services, LLC

Non-Insurer (Delaware) FEIN: 04-3516284

Voya Retirement Advisors, LLC

Non-Insurer (Delaware) FEIN: 22-1862786

Voya Institutional Trust Company

Non-Insurer (Connecticut) FEIN: 46-5416028

ReliaStar Life Insurance Company

Insurer (Minnesota) FEIN: 41-0451140 | NAIC: 67105

ReliaStar Life Insurance Company of New York

Insurer (New York) FEIN: 53-0242530 | NAIC: 61360

Voya Insurance Solutions, LLC

Non-Insurer (Connecticut) FEIN: 06-1465377

Voya Custom Investments LLC

Non-Insurer (Delaware) FEIN: 02-0488491

*a  Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*b  VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

*c  Voya Holdings Inc. holds a 76% economic stake, and a Non-Affiliate Member holds a 24% economic stake in VIM Holdings LLC’s class A shares and Voya Holdings Inc. also holds a 100% economic stake in VIM Holdings LLC’s class B shares.

*d  Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholders.

*e  RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company and owned 35.5% by Non-Affiliate members.

*f   Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 19% by ReliaStar Life Insurance Company and owned 50.6% by Non-Affiliate members.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-77d. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Director and Officers Liability, Professional Liability (aka E&O) and Financial Institutions Bond (aka Fidelity), Employment Practices liability and Network Security (aka Cyber) insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.

Item 31. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (1) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (2) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (3) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (4) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (5) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act); (6) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act); and (7) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Andre D. Robinson, One Orange Way, Windsor, CT 06095-4774	Director
Stacy L. Hughes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327	Chief Information Security Officer
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Risk Officer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001	Vice President
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin W. Moy, One Orange Way, Windsor, CT 06095-4774	Vice President

Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Justina Y. Richards, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass, 9020 Overlook Blvd., Brentwood, TN 37027	Vice President
Brian Stevens, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 84258	Vice President
Katrina M. Walker, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Tina M. Schultz, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Assistant Secretary
Judson S. Bryant, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Preston L. Porterfield, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$987,925.96

* Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2022.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the Contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 20th day of April 2023.

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
Robert L. Grubka*
Robert L. Grubka President (principal executive officer)
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
Robert L. Grubka*
Robert L. Grubka President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Robert L. Grubka*	Director and President
Robert L. Grubka	(principal executive officer)

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	April 20, 2023
Heather H. Lavallee

Francis G. O’Neill*	Director
Francis G. O’Neill

Tony D. Oh*	Chief Accounting Officer
Tony D. Oh	(principal accounting officer)

Amelia J. Vaillancourt*	Director
Amelia J. Vaillancourt

Mona M. Zielke*	Director
Mona M. Zielke

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli
*Attorney-in-Fact

*	Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

99.16	Powers of Attorney